UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116
(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS® Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/06

MFS® High Income Series

MFS Variable Insurance Trust - MFS High Income Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006

Issuer	Shares/Par	Value ($)

Bonds - 92.7%

Advertising & Broadcasting - 3.5%

Allbritton Communications Co., 7.75%, 2012	$1,805,000	$1,813,995

EchoStar DBS Corp., 6.375%, 2011	1,775,000	1,735,063

Granite Broadcasting Corp., 9.75%, 2010	1,230,000	1,143,900

Intelsat Ltd., 0% to 2010, 9.25% to 2015 (a)	1,540,000	1,066,450

Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015	1,005,000	1,037,663

Lamar Media Corp., 7.25%, 2013	760,000	779,000

Lamar Media Corp., 6.625%, 2015	260,000	258,700

Panamsat Holding Corp., 0% to 2009, 10.375 to 2014	2,570,000	1,850,400

Paxson Communications Corp., FRN, 10.7769%, 2013 (a)	1,955,000	1,935,450

Sirius Satellite Radio, Inc., 9.625%, 2013	1,200,000	1,170,000

		$12,790,621

Aerospace - 1.3%

Argo-Tech Corp., 9.25%, 2011	$1,325,000	$1,397,875

DRS Technologies, Inc., 7.625%, 2018	2,115,000	2,178,450

Transdigm, Inc., 8.375%, 2011	995,000	1,039,775

		$4,616,100

Airlines - 0.5%

Continental Airlines, Inc., 6.9%, 2017	$336,843	$316,461

Continental Airlines, Inc., 6.748%, 2017	252,163	233,258

Continental Airlines, Inc., 6.795%, 2018	452,953	429,978

Continental Airlines, Inc., 7.566%, 2020	761,775	721,191

		$1,700,888

Apparel Manufacturers - 0.4%

Levi Strauss & Co., 12.25%, 2012	$895,000	$1,016,944

Levi Strauss & Co., 9.75%, 2015	485,000	510,463

		$1,527,407

Asset Backed & Securitized - 2.7%

Anthracite Ltd., 6%, 2037 (a)	$290,000	$252,742

Arbor Realty Mortgage Securities, 6.8751%, 2038 (a)	750,000	749,775

ARCap, Inc., "H", 6.1%, 2045 (a)	906,493	796,624

Asset Securitization Corp., FRN, 8.2392%, 2026	1,366,658	1,424,408

Asset Securitization Corp., FRN, 8.7832%, 2029 (a)	2,000,000	1,840,000

Credit Suisse First Boston Mortgage Securities Corp., 6.75%, 2030 (a)	630,000	640,464

Crest Ltd., 7%, 2040 (a)	846,250	769,326

CW Capital Ltd., 6.23%, 2045 (a)	938,000	917,552

Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031	750,000	824,972

First Union National Bank Commercial Mortgage Corp., 6.75%, 2032	750,000	739,568

GMAC Commercial Mortgage Securities, Inc., FRN, 7.6611%, 2034 (a)	704,000	762,142

		$9,717,573

Automotive - 7.4%

Cooper Standard Automotive, Inc., 8.375%, 2014	$1,245,000	$971,100

Ford Motor Credit Co., 4.95%, 2008	975,000	908,582

Ford Motor Credit Co., 6.625%, 2008	2,466,000	2,334,042

Ford Motor Credit Co., 5.625%, 2008	1,435,000	1,312,300

Ford Motor Credit Co., 5.8%, 2009	2,094,000	1,912,360

Ford Motor Credit Co., 8.625%, 2010	1,035,000	991,588

Ford Motor Credit Co., 7%, 2013	1,155,000	1,033,039

General Motors Acceptance Corp., 6.125%, 2008	2,285,000	2,172,866

General Motors Acceptance Corp., 5.85%, 2009	283,000	264,667

General Motors Acceptance Corp., 6.75%, 2014	5,161,000	4,645,958

General Motors Acceptance Corp., 8%, 2031	4,527,000	4,278,477

Goodyear Tire & Rubber Co., 9%, 2015	3,070,000	3,116,050

1

MFS Variable Insurance Trust - MFS High Income Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer		Shares/Par	Value ($)

Bonds - continued

Automotive - continued

Lear Corp., 8.11%, 2009		$3,055,000	$2,841,150

			$26,782,179

Broadcast & Cable TV - 3.5%

Cablevision Systems Corp., 8%, 2012		$810,000	$789,750

CCH I Holdings LLC, 9.92%, 2014		503,000	254,015

CCH I Holdings LLC, 11%, 2015		4,048,000	3,364,900

CCO Holdings LLC, 8.75%, 2013		500,000	486,250

Charter Communications, Inc., 8.375%, 2014 (a)		510,000	508,725

CSC Holdings, Inc., 8.125%, 2009		940,000	971,725

CSC Holdings, Inc., 8.125%, 2009		965,000	996,363

CSC Holdings, Inc., 6.75%, 2012 (a)		935,000	913,963

FrontierVision Operating Partners LP, 11%, 2006 (d)		1,000,000	1,420,000

Mediacom LLC, 9.5%, 2013		1,030,000	1,019,700

NTL Holdings, 10.46%, 2007		200,000	201,000

Time Warner Entertainment Co. LP, 8.375%, 2033		1,535,000	1,766,803

			$12,693,194

Building - 1.6%

Goodman Global Holdings, Inc., 7.875%, 2012		$2,195,000	$2,167,563

Interface, Inc., 10.375%, 2010		878,000	961,410

Interface, Inc., 9.5%, 2014		170,000	174,250

Nortek Holdings, Inc., 8.5%, 2014		1,009,000	1,026,658

Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014		1,853,000	1,352,690

			$5,682,571

Business Services - 2.0%

Iron Mountain, Inc., 8.625%, 2013		$980,000	$1,019,200

Iron Mountain, Inc., 7.75%, 2015		445,000	448,338

Lucent Technologies, Inc., 5.5%, 2008		190,000	188,100

Lucent Technologies, Inc., 6.45%, 2029		350,000	315,875

Northern Telecom Corp., 6.875%, 2023		700,000	640,500

Northern Telecom Corp., 7.875%, 2026		430,000	414,950

SunGard Data Systems, Inc., 10.25%, 2015 (a)		1,410,000	1,484,025

Xerox Corp., 7.625%, 2013		2,540,000	2,673,350

			$7,184,338

Chemicals - 5.5%

ARCO Chemical Co., 9.8%, 2020		$290,000	$316,100

Basell AF SCA, 8.375%, 2015 (a)		2,612,000	2,592,410

BCP Crystal Holdings Corp., 9.625%, 2014		742,000	821,765

Crystal U.S. Holdings LLC, "A", 0% to 2009, 10% to 2014		869,000	677,820

Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014		2,902,000	2,249,050

Equistar Chemicals, 10.125%, 2008		690,000	733,125

Equistar Chemicals, 10.625%, 2011		630,000	681,975

Hercules, Inc., 6.75%, 2029		1,100,000	1,078,000

Huntsman International LLC, 10.125%, 2009		1,202,000	1,232,050

Huntsman International LLC, 7.375%, 2015 (a)		1,415,000	1,429,150

KI Holdings, Inc., 0% to 2009, 9.875% to 2014		1,924,000	1,394,900

Kronos International, Inc., 8.875%, 2009	EUR	45,000	57,008

Lyondell Chemical Co., 9.5%, 2008		$424,000	440,960

Lyondell Chemical Co., 11.125%, 2012		1,730,000	1,898,675

Nalco Co., 7.75%, 2011		1,130,000	1,144,125

Nalco Co., 8.875%, 2013		2,300,000	2,392,000

Resolution Performance Products LLC, 13.5%, 2010		770,000	822,938

			$19,962,051

2

MFS Variable Insurance Trust - MFS High Income Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer		Shares/Par	Value ($)

Bonds - continued

Construction - 1.1%

Beazer Homes USA, Inc., 6.875%, 2015		$1,180,000	$1,121,000

Technical Olympic USA, Inc., 9%, 2010		400,000	410,000

Technical Olympic USA, Inc., 7.5%, 2015		835,000	720,188

WCI Communities, Inc., 7.875%, 2013		1,175,000	1,125,063

WCI Communities, Inc., 6.625%, 2015		635,000	561,975

			$3,938,226

Consumer Goods & Services - 2.6%

Bombardier Recreational Products, Inc., 8.375%, 2013		$885,000	$933,675

GEO Group, Inc., 8.25%, 2013		1,580,000	1,603,700

Jarden Corp., 9.75%, 2012		830,000	856,975

Playtex Products, Inc., 9.375%, 2011		995,000	1,039,775

Revlon Consumer Products Corp., 9.5%, 2011		1,865,000	1,781,075

Safilo Capital International S.A., 9.625%, 2013 (a)	EUR	643,500	877,630

Samsonite Corp., 8.875%, 2011		$1,125,000	1,189,688

Service Corp. International, 7%, 2017 (a)		1,135,000	1,154,863

			$9,437,381

Containers - 2.1%

Crown Americas, 7.75%, 2015 (a)		$1,780,000	$1,846,750

Graham Packaging Co. LP, 9.875%, 2014		1,175,000	1,189,688

Greif, Inc., 8.875%, 2012		1,155,000	1,230,075

Owens-Brockway Glass Container, Inc., 8.875%, 2009		465,000	484,181

Owens-Brockway Glass Container, Inc., 8.25%, 2013		2,865,000	2,993,925

			$7,744,619

Defense Electronics - 0.5%

L-3 Communications Corp., 5.875%, 2015		$870,000	$828,675

L-3 Communications Holdings, Inc, 6.125%, 2014		1,025,000	996,813

			$1,825,488

Electronics - 0.5%

Flextronics International Ltd., 6.5%, 2013		$1,100,000	$1,091,750

Flextronics International Ltd., 6.25%, 2014		655,000	641,900

Magnachip Semiconductor S.A., 8%, 2014		155,000	144,925

			$1,878,575

Emerging Market Quasi-Sovereign - 0.2%

Gazprom OAO, 9.625%, 2013 (a)		$530,000	$628,050

Gazprom OAO, 8.625%, 2034 (a)		200,000	245,500

			$873,550

Emerging Market Sovereign - 0.2%

Federative Republic of Brazil, 8.875%, 2019		$305,000	$352,733

Russian Ministry of Finance, 12.75%, 2028		204,000	363,895

			$716,628

Energy - Independent - 3.5%

Belden & Blake Corp., 8.75%, 2012		$1,050,000	$1,081,500

Chesapeake Energy Corp., 7%, 2014		1,810,000	1,850,725

Chesapeake Energy Corp., 6.375%, 2015		2,165,000	2,129,819

Chesapeake Energy Corp., 6.875%, 2016		2,210,000	2,226,575

Clayton Williams Energy, Inc., 7.75%, 2013		180,000	169,200

Newfield Exploration Co., 6.625%, 2014		1,400,000	1,403,500

Plains Exploration & Production Co., 7.125%, 2014		1,175,000	1,207,313

Quicksilver Resources, Inc., 7.125%, 2016		1,630,000	1,609,625

Whiting Petroleum Corp., 7%, 2014		1,115,000	1,103,850

			$12,782,107

3

MFS Variable Insurance Trust - MFS High Income Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer		Shares/Par	Value ($)

Bonds - continued

Energy - Integrated - 0.3%

Amerada Hess Corp., 7.3%, 2031		$905,000	$1,007,631

Entertainment - 1.3%

AMC Entertainment, Inc., 9.5%, 2011		$1,264,000	$1,229,240

AMC Entertainment, Inc., 8.625%, 2012		495,000	517,275

AMC Entertainment, Inc., 11%, 2016 (a)		960,000	991,200

Six Flags, Inc., 9.75%, 2013		1,990,000	2,004,925

			$4,742,640

Food & Non-Alcoholic Beverages - 0.6%

B&G Foods Holding Corp., 8%, 2011		$795,000	$824,813

Michael Foods, Inc., 8%, 2013		1,360,000	1,385,500

			$2,210,313

Forest & Paper Products - 4.6%

Buckeye Technologies, Inc., 8.5%, 2013		$2,140,000	$2,156,050

Graphic Packaging International Corp., 9.5%, 2013		3,865,000	3,613,775

Jefferson Smurfit Corp., 8.25%, 2012		3,625,000	3,557,031

JSG Funding LLC, 11.5%, 2015 (a)(p)	EUR	1,836,061	2,270,375

MDP Acquisitions PLC, 9.625%, 2012		$1,070,000	1,131,525

Millar Western Forest Products Ltd., 7.75%, 2013		735,000	565,950

Norske Skog Canada Ltd., 8.625%, 2011		1,730,000	1,738,650

Norske Skog Canada Ltd., 7.375%, 2014		615,000	581,175

Stone Container Corp., 7.375%, 2014		850,000	790,500

			$16,405,031

Gaming & Lodging - 7.1%

Boyd Gaming Corp., 6.75%, 2014		$1,355,000	$1,351,613

Caesars Entertainment, Inc., 8.875%, 2008		545,000	583,150

Caesars Entertainment, Inc., 8.125%, 2011		1,575,000	1,712,813

Greektown Holdings, 10.75%, 2013 (a)		1,240,000	1,277,200

Host Marriott LP, 7.125%, 2013		1,240,000	1,261,700

Host Marriott LP, 6.375%, 2015		810,000	796,838

Majestic Star Casino LLC, 9.75%, 2011 (a)		1,045,000	1,055,450

Mandalay Resort Group, 9.375%, 2010		955,000	1,036,175

MGM Mirage, Inc., 8.5%, 2010		580,000	620,600

MGM Mirage, Inc., 8.375%, 2011		1,955,000	2,062,525

MGM Mirage, Inc., 6.75%, 2013 (a)		1,115,000	1,109,425

MGM Mirage, Inc., 5.875%, 2014		1,625,000	1,531,563

MGM Mirage, Inc., 6.875%, 2016 (a)		985,000	976,381

Pinnacle Entertainment, Inc., 8.25%, 2012		700,000	733,250

Pinnacle Entertainment, Inc., 8.75%, 2013		955,000	1,029,013

Royal Caribbean Cruises Ltd., 6.875%, 2013		825,000	848,232

Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012		2,425,000	2,637,188

Station Casinos, Inc., 6.5%, 2014		1,050,000	1,038,188

Station Casinos, Inc., 6.875%, 2016		65,000	65,325

Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		2,545,000	2,475,013

Wynn Las Vegas LLC, 6.625%, 2014		1,380,000	1,340,325

			$25,541,967

Industrial - 2.4%

Amsted Industries, Inc., 10.25%, 2011 (a)		$1,190,000	$1,311,975

Da-Lite Screen Co., Inc., 9.5%, 2011		770,000	823,900

JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012		2,055,000	2,108,944

JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013		1,732,000	1,498,180

Knowledge Learning Corp., 7.75%, 2015 (a)		725,000	690,563

4

MFS Variable Insurance Trust - MFS High Income Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Bonds - continued

Industrial - continued

Milacron Escrow Corp., 11.5%, 2011	$1,590,000	$1,454,850

Wesco Distribution, Inc., 7.5%, 2017 (a)	915,000	928,725

		$8,817,137

Insurance - 0.6%

UnumProvident Corp., 7.625%, 2011	$994,000	$1,054,507

UnumProvident Corp., 6.85%, 2015 (a)	1,016,000	1,032,902

		$2,087,409

Insurance - Property & Casualty - 0.2%

Marsh & McLennan Cos., Inc., 5.75%, 2015	$600,000	$586,747

Machinery & Tools - 1.9%

Case Corp., 7.25%, 2016	$1,420,000	$1,391,600

Case New Holland, Inc., 9.25%, 2011	1,330,000	1,419,775

Case New Holland, Inc., 7.125%, 2014 (a)	1,845,000	1,821,938

Terex Corp., 10.375%, 2011	530,000	559,150

Terex Corp., 9.25%, 2011	545,000	579,744

Terex Corp., 7.375%, 2014	980,000	1,004,500

		$6,776,707

Medical & Health Technology & Services - 5.9%

CDRV Investors, Inc., 0% to 2010, 9.625% to 2015	$2,385,000	$1,621,800

DaVita, Inc., 6.625%, 2013	750,000	748,125

DaVita, Inc., 7.25%, 2015	1,145,000	1,150,725

Extendicare Health Services, Inc., 6.875%, 2014	1,135,000	1,169,050

Fisher Scientific International, Inc., 6.125%, 2015	760,000	741,950

HCA, Inc., 7.875%, 2011	2,740,000	2,883,516

HCA, Inc., 6.375%, 2015	3,390,000	3,299,402

Omnicare, Inc., 6.875%, 2015	2,115,000	2,109,713

Psychiatric Solutions, Inc., 7.75%, 2015	975,000	992,063

Select Medical Corp., 7.625%, 2015	1,610,000	1,453,025

Tenet Healthcare Corp., 9.875%, 2014	1,815,000	1,837,688

Tenet Healthcare Corp., 9.25%, 2015 (a)	330,000	330,825

Triad Hospitals, Inc., 7%, 2013	1,760,000	1,733,600

U.S. Oncology, Inc., 10.75%, 2014	935,000	1,021,488

		$21,092,970

Metals & Mining - 1.2%

Century Aluminum Co., 7.5%, 2014	$1,035,000	$1,076,400

Massey Energy Co., 6.875%, 2013 (a)	1,785,000	1,749,300

Peabody Energy Corp., 5.875%, 2016	1,485,000	1,414,463

		$4,240,163

Natural Gas - Distribution - 0.5%

AmeriGas Partners LP, 7.125%, 2016	$1,820,000	$1,810,900

Natural Gas - Pipeline - 3.0%

ANR Pipeline Co., 9.625%, 2021	$850,000	$1,040,859

Atlas Pipeline Partners LP, 8.125%, 2015 (a)	1,055,000	1,099,838

Colorado Interstate Gas Co., 5.95%, 2015	770,000	738,961

El Paso Energy Corp., 7.625%, 2010	875,000	912,188

El Paso Energy Corp., 7%, 2011	2,950,000	2,961,063

El Paso Energy Corp., 7.75%, 2013	2,185,000	2,264,206

Transcontinental Gas Pipe Line Corp., 7%, 2011	705,000	729,675

Williams Cos., Inc., 7.125%, 2011	725,000	745,844

Williams Cos., Inc., 7.75%, 2031	355,000	376,300

		$10,868,934

5

MFS Variable Insurance Trust - MFS High Income Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Bonds - continued

Network & Telecom - 4.2%

Cincinnati Bell, Inc., 8.375%, 2014	$1,810,000	$1,839,413

Citizens Communications Co., 9.25%, 2011	1,531,000	1,680,273

Citizens Communications Co., 9%, 2031	1,950,000	2,084,063

GCI, Inc., 7.25%, 2014	740,000	727,050

Hawaiian Telecom Communications, Inc., 9.75%, 2013 (a)	765,000	768,825

Hawaiian Telecom Communications, Inc., 12.5%, 2015 (a)	165,000	163,350

Qwest Capital Funding, Inc., 7.25%, 2011	1,445,000	1,464,869

Qwest Corp., 7.875%, 2011	1,650,000	1,761,375

Qwest Corp., 8.875%, 2012	1,460,000	1,631,550

Time Warner Telecom Holdings, Inc., 9.25%, 2014	1,345,000	1,442,513

Verizon New York, Inc., 7.375%, 2032	1,588,000	1,610,681

		$15,173,962

Oil Services - 0.6%

GulfMark Offshore, Inc., 7.75%, 2014	$1,175,000	$1,198,500

Hanover Compressor Co., 9%, 2014	910,000	978,250

		$2,176,750

Pharmaceuticals - 0.4%

Warner Chilcott Corp., 8.75%, 2015 (a)	$1,335,000	$1,324,988

Precious Metals & Minerals - 0.1%

Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014	$229,000	$229,000

Printing & Publishing - 3.5%

American Media Operations, Inc., 8.875%, 2011	$1,310,000	$1,120,050

Dex Media, Inc., 0% to 2008, 9% to 2013	3,580,000	3,025,100

Dex Media, Inc., 0% to 2008, 9% to 2013	1,690,000	1,428,050

MediaNews Group, Inc., 6.875%, 2013	1,875,000	1,743,750

PRIMEDIA, Inc., 8.875%, 2011	190,000	185,250

PRIMEDIA, Inc., 8%, 2013	1,515,000	1,386,225

R.H. Donnelley Corp., 8.875%, 2016 (a)	1,700,000	1,768,000

WDAC Subsidiary Corp., 8.375%, 2014 (a)	1,815,000	1,792,313

		$12,448,738

Railroad & Shipping - 0.5%

Kansas City Southern Railway Co., 7.5%, 2009	$1,460,000	$1,481,900

TFM S.A. de C.V., 9.375%, 2012	196,000	215,600

TFM S.A. de C.V., 12.5%, 2012	98,000	109,760

		$1,807,260

Restaurants - 0.2%

Denny's Corp. Holdings, Inc., 10%, 2012	$830,000	$856,975

Retailers - 3.1%

Buhrmann U.S., Inc., 7.875%, 2015	$1,535,000	$1,554,188

Couche-Tard, Inc., 7.5%, 2013	1,525,000	1,563,125

Dollar General Corp., 8.625%, 2010	970,000	1,042,750

GSC Holdings Corp., 8%, 2012 (a)	1,625,000	1,612,813

Jean Coutu Group (PJC), Inc., 7.625%, 2012	910,000	884,975

Neiman Marcus Group, Inc., 9%, 2015 (a)	1,030,000	1,089,225

Neiman Marcus Group, Inc., 10.375%, 2015 (a)	660,000	701,250

Rite Aid Corp., 8.125%, 2010	1,080,000	1,102,950

Steinway Musical Instruments, Inc., 7%, 2014 (a)	1,490,000	1,490,000

		$11,041,276

Specialty Stores - 0.3%

Payless ShoeSource, Inc., 8.25%, 2013	$1,025,000	$1,076,250

6

MFS Variable Insurance Trust - MFS High Income Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Bonds - continued

Steel - 0.3%

Chaparral Steel Co., 10%, 2013	$1,000,000	$1,115,000

Supermarkets - 0.1%

Jitney Jungle Stores of America, Inc., 10.375%, 2007 (d)	35,000	$0

Pathmark Stores, Inc., 8.75%, 2012	490,000	472,850

		$472,850

Telecommunications - Wireless - 3.2%

Alamosa Holdings, Inc., 12%, 2009	$1,144,000	$1,232,660

American Tower Corp., 7.125%, 2012	460,000	478,400

American Towers, Inc., 7.25%, 2011	690,000	719,325

Centennial Communications Corp., 10%, 2013	290,000	301,238

Centennial Communications Corp., 10.125%, 2013	615,000	671,888

Nextel Communications, Inc., 5.95%, 2014	3,565,000	3,529,439

Rogers Wireless, Inc., 6.375%, 2014	1,475,000	1,471,313

Rogers Wireless, Inc., 7.5%, 2015	795,000	852,638

Rural Cellular Corp., 9.875%, 2010	1,170,000	1,248,975

Wind Acquisition Finance S.A., 10.75%, 2015 (a)	930,000	1,004,400

		$11,510,276

Tobacco - 0.5%

R.J. Reynolds Tobacco Holdings, Inc, 7.3%, 2015	$775,000	$796,313

R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012	1,025,000	1,058,313

		$1,854,626

Transportation - Services - 1.0%

Hertz Corp., 8.875%, 2014 (a)	$740,000	$767,750

Stena AB, 9.625%, 2012	365,000	397,850

Stena AB, 7%, 2016	1,343,000	1,262,420

Westinghouse Air Brake Technologies Corp., 6.875%, 2013	980,000	992,250

		$3,420,270

Utilities - Electric Power - 6.0%

AES Corp., 8.75%, 2013 (a)	$2,125,000	$2,295,000

AES Corp., 9%, 2015 (a)	70,000	75,950

Allegheny Energy Supply Co. LLC, 8.25%, 2012 (a)	1,570,000	1,721,113

Dynegy Holdings, Inc., 8.375%, 2016 (a)	705,000	705,000

Empresa Nacional de Electricidad S.A., 8.35%, 2013	310,000	343,101

Enersis S.A., 7.375%, 2014	519,000	543,025

FirstEnergy Corp., 6.45%, 2011	641,000	663,265

Midwest Generation LLC, 8.75%, 2034	1,740,000	1,883,550

Mirant North America LLC, 7.375%, 2013 (a)	1,790,000	1,825,800

Mission Energy Holding Co., 13.5%, 2008	990,000	1,136,025

Nevada Power Co., 5.875%, 2015	730,000	716,361

NRG Energy, Inc., 7.375%, 2016	3,670,000	3,747,988

Reliant Energy, Inc., 6.75%, 2014	200,000	176,500

Reliant Resources, Inc., 9.25%, 2010	865,000	866,081

Reliant Resources, Inc., 9.5%, 2013	275,000	275,344

Sierra Pacific Power Co., 6.25%, 2012	560,000	564,366

TXU Corp., 5.55%, 2014	4,525,000	4,232,667

		$21,771,136

Total Bonds		$334,321,402

Common Stocks - 0.5%

Automotive - 0.3%

Magna International, Inc., "A"	16,300	$1,233,747

7

MFS Variable Insurance Trust - MFS High Income Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer			Shares/Par	Value ($)

Common Stocks - continued

Metals & Mining - 0.0%

Oxford Automotive, Inc. (n)			82	$0

Printing & Publishing - 0.0%

Golden Books Family Entertainment, Inc. (n)			2,125	$0

Specialty Chemicals - 0.0%

Sterling Chemicals, Inc. (n)			2	$21

Telecommunications - Wireless - 0.1%

Vodafone Group PLC, ADR			13,583	$283,885

Telephone Services - 0.1%

NTL, Inc.			12,485	$363,438

XO Holdings, Inc. (n)			42	166

				$363,604

Total Common Stocks				$1,881,257

Convertible Preferred Stocks - 0.8%

Automotive - 0.5%

General Motors Corp., 5.25%			105,448	$1,712,476

Real Estate - 0.3%

Mills Corp., 6.75% (a)			900	$665,663

Mills Corp., 6.75%			500	369,813

				$1,035,476

Total Convertible Preferred Stocks				$2,747,952

Preferred Stocks - 0.1%

Broadcast & Cable TV - 0.1%

Paxson Communications Corp., 14.25%			41	$357,725

Consumer Goods & Services - 0.0%

Renaissance Cosmetics, Inc., 14% (p)(n)			150	$0

Real Estate - 0.0%

HRPT Properties Trust, "B", 8.75%			1,200	$31,524

Telephone Services - 0.0%

PTV, Inc., "A", 10% (n)			5	$10

Total Preferred Stocks				$389,259

Warrant - 0.0%	Strike Price	First Exercise

Broadcast & Cable TV - 0.0%

XM Satellite Radio, Inc. (n)	$45.24	9/16/00	150	$3,450

Business Services - 0.0%

Loral Space & Communications Ltd. (n)	0.14	1/28/97	100	$0

Loral Space & Communications Ltd. (n)	0.14	1/28/97	200	0

				$0

Specialty Chemicals - 0.0%

Sterling Chemicals, Inc. (n)	52.00	12/31/02	4	$0

Telephone Services - 0.0%

GT Group Telecom, Inc. (n)	0.00	8/01/00	550	$0

XO Holdings, Inc., "A" (n)	6.25	5/27/03	338	152

XO Holdings, Inc., "B" (n)	7.50	5/27/03	253	101

8

MFS Variable Insurance Trust - MFS High Income Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

Warrants - continued

Telephone Services - continued

XO Holdings, Inc., "C" (n)	$10.00	5/27/03	253	$63

				$316

Total Warrants				$3,766

Floating Rate Loans - 0.5% (g)(r)

Forest & Paper Products - 0.3%

Georgia Pacific, Second Lien Term Loan, 6.88%, 2013			396,667	$405,096

Georgia Pacific, Term Loan, 7.83%, 2013			791,350	796,650

				$1,201,746

Medical & Health Technology & Services - 0.2%

HealthSouth Corp. Bridge Loan, 9.58%, 2007			575,000	$569,969

Total Floating Rate Loans				$1,771,715

Repurchase Agreements - 4.4%

Morgan Stanley, 4.81%, dated 3/31/06, due 4/03/06, total to be received $15,950,391 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account)			$15,944,000	$15,944,000

Total Investments (k)				$357,059,351

Other Assets, Less Liabilities - 1.0%				3,534,819

Net Assets - 100.0%				$360,594,170

(a)	SEC Rule 144A restriction.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate at period end.
(k)	As of March 31, 2006 the series had five securities that were fair valued aggregating $0, in accordance with the policies adopted by the Board of Trustees.
(n)	Non-income producing security.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans, while exempt from registration with the U.S. Securities and Exchange Commission under the Securities Act of 1933, as amended, may contain certain restrictions on resale and cannot be sold publicly. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

MFS Variable Insurance Trust - MFS High Income Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$359,317,155
Gross unrealized appreciation	$3,795,248
Gross unrealized depreciation	(6,053,052)
Net unrealized appreciation (depreciation)	$(2,257,804)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Forward Foreign Currency Exchange Contracts

Sales and Purchases in the table below are reported by currency.

Contracts to Deliver/Receive		Settlement Date	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)

Sales
EUR	2,802,378	4/18/2006	$3,341,751	$3,400,999	$(59,248)

Purchases
EUR	1,393,640	4/18/2006-5/17/2006	$1,684,708	$1,692,400	$7,692

At March 31, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

10

MFS® Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/06

MFS® New Discovery Series

MFS INVESTMENT MANAGEMENT®

MFS Variable Insurance Trust - MFS New Discovery Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006

Issuer	Shares/Par	Value ($)

Common Stocks - 99.0%

Apparel Manufacturers - 0.5%

Under Armour, Inc. (n)	126,300	$4,092,120

Banks & Credit Companies - 6.7%

BankAtlantic Bancorp, Inc. (l)	219,710	$3,161,627

BankUnited Financial Corp., "A" (l)	199,950	5,406,648

Commerce Bancorp, Inc. (l)	215,310	7,891,111

Euronet Worldwide, Inc. (l)(n)	225,860	8,544,284

Investors Financial Services Corp. (l)	244,150	11,443,311

Nelnet, Inc., "A" (l)(n)	52,590	2,190,374

New York Community Bancorp, Inc. (l)	215,130	3,769,078

Signature Bank (n)	302,450	9,856,846

		$52,263,279

Biotechnology - 1.4%

Gen-Probe, Inc. (l)(n)	151,010	$8,323,671

Keryx Biopharmaceuticals, Inc. (l)(n)	156,610	2,992,817

		$11,316,488

Brokerage & Asset Managers - 0.5%

Thomas Weisel Partners Group LLC (n)	178,330	$3,905,427

Business Services - 6.0%

Bright Horizons Family Solutions, Inc. (l)(n)	205,220	$7,948,170

Corporate Executive Board Co. (l)	73,960	7,462,564

CoStar Group, Inc. (l)(n)	133,800	6,942,882

Equinix, Inc. (l)(n)	155,550	9,989,421

TALX Corp. (l)	170,510	4,856,125

Ultimate Software Group, Inc. (l)(n)	387,790	10,024,372

		$47,223,534

Chemicals - 0.8%

Nalco Holding Co. (n)	358,210	$6,340,317

Computer Software - 8.2%

Blackbaud, Inc. (l)	288,480	$6,112,891

MicroStrategy, Inc., "A" (l)(n)	113,975	12,000,428

NAVTEQ Corp. (l)(n)	131,490	6,659,969

Open Solutions, Inc. (n)	322,350	8,803,379

Opsware, Inc. (l)(n)	1,674,640	14,351,665

TIBCO Software, Inc. (l)(n)	1,298,690	10,857,048

Witness Systems, Inc. (n)	234,690	5,961,126

		$64,746,506

Computer Software - Systems - 2.6%

Cognex Corp. (l)	466,920	$13,839,509

Neoware Systems, Inc. (l)(n)	222,620	6,594,004

		$20,433,513

Consumer Goods & Services - 4.3%

Central Garden & Pet Co. (l)(n)	121,685	$6,466,341

ITT Educational Services, Inc. (l)(n)	171,800	11,003,790

PlanetOut, Inc. (l)(n)	206,040	2,091,306

Strayer Education, Inc. (l)	142,120	14,533,191

		$34,094,628

Electrical Equipment - 1.4%

MSC Industrial Direct Co., Inc., "A" (l)	206,880	$11,175,658

Electronics - 5.9%

ARM Holdings PLC	4,868,820	$11,266,228

1

MFS Variable Insurance Trust - MFS New Discovery Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Electronics - continued

DTS, Inc. (n)	102,500	$2,015,150

Entegris, Inc. (l)(n)	884,364	9,409,633

Kronos, Inc. (n)	318,720	11,916,941

Stratasys, Inc. (l)(n)	156,252	4,606,309

Volterra Semiconductor Corp. (n)	386,630	7,380,767

		$46,595,028

Energy - Independent - 1.4%

Evergreen Solar, Inc. (l)(n)	134,480	$2,070,992

EXCO Resources, Inc. (n)	717,940	8,995,788

		$11,066,780

Engineering - Construction - 2.3%

InfraSource Services, Inc. (n)	500,570	$8,614,810

Quanta Services, Inc. (l)(n)	605,460	9,699,469

		$18,314,279

Food & Non-Alcoholic Beverages - 1.2%

Diamond Foods, Inc. (l)	291,630	$5,007,287

United Natural Foods, Inc. (l)(n)	123,270	4,310,752

		$9,318,039

Gaming & Lodging - 2.0%

Four Seasons Hotels, Inc. (l)	71,580	$3,629,106

WMS Industries, Inc. (l)(n)	389,080	11,711,308

		$15,340,414

General Merchandise - 0.4%

99 Cents Only Stores (l)(n)	241,050	$3,268,638

Leisure & Toys - 5.4%

Activision, Inc. (l)(n)	1,127,581	$15,549,342

Take-Two Interactive Software, Inc. (l)(n)	397,310	7,413,805

THQ, Inc. (l)(n)	567,039	14,680,640

Ubisoft Entertainment S.A. (n)	99,570	4,592,968

		$42,236,755

Medical & Health Technology & Services - 2.8%

Allion Healthcare, Inc. (l)(n)	252,320	$3,421,459

Healthcare Services Group, Inc.	391,000	8,351,760

VCA Antech, Inc. (n)	127,560	3,632,909

WebMD Health Corp. (l)(n)	153,290	6,382,996

		$21,789,124

Medical Equipment - 19.9%

Advanced Medical Optics, Inc. (n)	337,980	$15,763,387

Aspect Medical Systems, Inc. (l)(n)	814,150	22,340,276

Atricure, Inc. (n)	311,550	2,492,400

Conceptus, Inc. (l)(n)	835,780	10,957,076

Conceptus, Inc. (n)	107,600	1,410,636

Cyberonics, Inc. (l)(n)	537,380	13,848,282

Cytyc Corp. (n)	418,204	11,784,988

Fisher Scientific International, Inc. (l)(n)	82,590	5,620,249

IDEXX Laboratories, Inc. (l)(n)	113,553	9,806,437

Immucor, Inc. (l)(n)	179,570	5,151,863

Merit Medical Systems, Inc. (l)(n)	537,660	6,457,297

Millipore Corp. (n)	156,740	11,451,424

MWI Veterinary Supply, Inc. (l)(n)	250,770	8,250,333

2

MFS Variable Insurance Trust - MFS New Discovery Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Medical Equipment - continued

NeuroMetrix, Inc. (n)	142,270	$5,539,994

NxStage Medical, Inc. (n)	107,100	1,374,093

ResMed, Inc. (l)(n)	121,080	5,325,098

Thoratec Corp. (l)(n)	637,170	12,278,266

Ventana Medical Systems, Inc. (l)(n)	153,440	6,409,189

		$156,261,288

Network & Telecom - 2.8%

NICE Systems Ltd., ADR (n)	435,910	$22,213,974

Oil Services - 2.2%

Atwood Oceanics, Inc. (l)(n)	57,290	$5,786,863

Dresser-Rand Group, Inc. (n)	196,880	4,892,468

Natural Gas Services Group, Inc. (l)(n)	265,050	4,739,094

Universal Compression Holdings, Inc. (n)	40,600	2,057,202

		$17,475,627

Personal Computers & Peripherals - 1.0%

Nuance Communications, Inc. (l)(n)	652,384	$7,704,655

Pharmaceuticals - 3.8%

Auxilium Pharmaceuticals, Inc. (l)(n)	509,660	$4,041,604

Endo Pharmaceuticals Holdings, Inc. (l)(n)	267,470	8,775,690

InSite Vision, Inc. (n)	212,200	460,474

Medicis Pharmaceutical Corp., "A" (l)	509,560	16,611,656

		$29,889,424

Printing & Publishing - 0.8%

Morningstar, Inc. (n)	95,130	$4,258,970

Playboy Enterprises, Inc.,"B" (l)(n)	134,920	1,915,864

		$6,174,834

Restaurants - 2.3%

Chipotle Mexican Grill, Inc., "A" (l)(n)	151,330	$8,382,168

Red Robin Gourmet Burgers, Inc. (l)(n)	207,100	9,775,120

		$18,157,288

Specialty Chemicals - 0.3%

NuCO2, Inc. (l)(n)	72,480	$2,300,515

Specialty Stores - 9.0%

A.C. Moore Arts & Crafts, Inc. (l)(n)	751,220	$13,822,448

Aeropostale, Inc. (l)(n)	284,980	8,594,997

CarMax, Inc. (n)	145,790	4,764,417

Celebrate Express, Inc. (l)(n)	161,260	2,031,876

Dick's Sporting Goods, Inc. (l)(n)	120,660	4,786,582

Hibbett Sporting Goods, Inc. (n)	136,550	4,504,784

Hot Topic, Inc. (l)(n)	352,190	5,106,755

Monro Muffler Brake, Inc. (l)	120,190	4,463,857

Rent-A-Center, Inc. (n)	318,520	8,150,927

Tuesday Morning Corp. (l)	257,820	5,953,064

Urban Outfitters, Inc. (l)(n)	365,030	8,957,836

		$71,137,543

Telephone Services - 3.1%

Broadwing Corp. (l)(n)	330,250	$4,867,885

Global Crossing Ltd. (n)	120,800	3,201,200

Level 3 Communications, Inc. (n)	2,021,600	10,471,888

Terremark Worldwide, Inc. (l)(n)	479,770	4,078,045

3

MFS Variable Insurance Trust - MFS New Discovery Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Telephone Services - continued

Time Warner Telecom, Inc., "A" (n)	76,180	$1,367,431

		$23,986,449

Total Common Stocks		$778,822,124

Short-Term Obligations - 0.3%

General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$2,047,000	$2,046,450

Collateral for Securities Loaned - 23.2%

Navigator Securities Lending Prime Portfolio, at Net Asset Value	182,477,237	$182,477,237

Total Investments		$963,345,811

Other Assets, Less Liabilities - (22.5)%		(176,811,925)

Net Assets - 100.0%		$786,533,886

(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Variable Insurance Trust - MFS New Discovery Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$844,978,469
Gross unrealized appreciation	$134,280,651
Gross unrealized depreciation	(15,913,309)
Net unrealized appreciation (depreciation)	$118,367,342

The aggregate cost above includes prior fiscal year end tax adjustments.

5

MFS® Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/06

MFS® Investors Growth Stock Series

MFS INVESTMENT MANAGEMENT®

MFS Variable Insurance Trust - MFS Investors Growth Stock Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006

Issuer	Shares/Par	Value ($)

Common Stocks - 96.4%

Aerospace - 1.6%

United Technologies Corp.	134,280	$7,784,212

Apparel Manufacturers - 2.0%

Cintas Corp.	55,330	$2,358,165

NIKE, Inc., "B"	89,630	7,627,513

		$9,985,678

Automotive - 1.1%

Harman International Industries, Inc.	49,620	$5,514,271

Banks & Credit Companies - 3.4%

American Express Co.	142,450	$7,485,747

SLM Corp.	91,700	4,762,898

UBS AG (l)	40,324	4,430,767

		$16,679,412

Biotechnology - 6.1%

Amgen, Inc. (n)	119,360	$8,683,440

Celgene Corp. (n)	125,220	5,537,228

Genzyme Corp. (n)	134,730	9,056,551

Gilead Sciences, Inc. (n)	105,490	6,563,588

		$29,840,807

Broadcast & Cable TV - 0.9%

Grupo Televisa S.A., ADR	154,240	$3,069,376

Walt Disney Co.	55,040	1,535,066

		$4,604,442

Brokerage & Asset Managers - 2.0%

Chicago Mercantile Exchange Holdings, Inc.	10,980	$4,913,550

Merrill Lynch & Co., Inc.	21,130	1,664,199

Morgan Stanley	55,900	3,511,638

		$10,089,387

Business Services - 3.3%

Accenture Ltd., "A"	55,750	$1,676,402

Amdocs Ltd. (n)	227,310	8,196,799

First Data Corp.	114,500	5,360,890

Getty Images, Inc. (n)	16,780	1,256,486

		$16,490,577

Chemicals - 1.8%

3M Co.	30,330	$2,295,678

Ecolab, Inc.	71,030	2,713,346

Monsanto Co.	47,280	4,006,980

		$9,016,004

Computer Software - 5.4%

Adobe Systems, Inc. (n)	193,074	$6,742,144

Microsoft Corp.	419,890	11,425,207

Oracle Corp. (n)	599,690	8,209,756

		$26,377,107

Computer Software - Systems - 2.7%

Apple Computer, Inc. (n)	12,480	$782,746

Dell, Inc. (n)	259,290	7,716,470

Hewlett-Packard Co.	75,500	2,483,950

LG. Philips LCD Co. Ltd., ADR (l)(n)	97,790	2,219,833

		$13,202,999

1

MFS Variable Insurance Trust - MFS Investors Growth Stock Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Conglomerates - 0.4%

Textron, Inc.	20,900	$1,951,851

Consumer Goods & Services - 2.7%

Colgate-Palmolive Co.	33,910	$1,936,261

eBay, Inc. (n)	20,500	800,730

Procter & Gamble Co.	179,293	10,330,863

		$13,067,854

Electrical Equipment - 4.6%

Cooper Industries Ltd., "A"	16,690	$1,450,361

Danaher Corp.	42,460	2,698,333

General Electric Co.	469,390	16,325,384

Rockwell Automation, Inc. (l)	30,410	2,186,783

		$22,660,861

Electronics - 6.3%

Analog Devices, Inc.	86,630	$3,317,063

Intel Corp.	509,490	9,858,631

Marvell Technology Group Ltd. (n)	32,330	1,749,053

Samsung Electronics Co. Ltd., GDR	20,470	6,688,572

SanDisk Corp. (n)	78,630	4,522,798

Xilinx, Inc.	183,760	4,678,530

		$30,814,647

Food & Drug Stores - 1.2%

CVS Corp.	199,450	$5,957,571

Food & Non-Alcoholic Beverages - 1.5%

PepsiCo, Inc.	93,250	$5,388,918

SYSCO Corp.	59,900	1,919,795

		$7,308,713

Gaming & Lodging - 3.9%

Carnival Corp.	72,880	$3,452,326

Harrah's Entertainment, Inc.	51,070	3,981,417

International Game Technology	144,710	5,096,686

Las Vegas Sands Corp. (l)(n)	37,070	2,100,386

Starwood Hotels & Resorts Worldwide, Inc.	66,220	4,485,081

		$19,115,896

General Merchandise - 4.5%

Kohl's Corp. (n)	125,140	$6,633,671

Target Corp.	91,980	4,783,880

Wal-Mart Stores, Inc.	225,580	10,656,399

		$22,073,950

Health Maintenance Organizations - 1.6%

UnitedHealth Group, Inc.	84,860	$4,740,280

WellPoint, Inc. (n)	38,900	3,012,027

		$7,752,307

Insurance - 0.8%

American International Group, Inc.	58,640	$3,875,518

Internet - 1.4%

Google, Inc., "A" (n)	12,520	$4,882,800

Yahoo!, Inc. (n)	63,500	2,048,510

		$6,931,310

2

MFS Variable Insurance Trust - MFS Investors Growth Stock Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Leisure & Toys - 1.6%

Electronic Arts, Inc. (n)	140,820	$7,705,670

Machinery & Tools - 0.2%

Caterpillar, Inc.	16,350	$1,174,093

Medical & Health Technology & Services - 0.2%

Caremark Rx, Inc. (n)	18,220	$896,060

Medical Equipment - 4.9%

Advanced Medical Optics, Inc. (n)	125,380	$5,847,723

C.R. Bard, Inc.	39,200	2,658,152

DENTSPLY International, Inc.	68,980	4,011,187

Medtronic, Inc.	144,350	7,325,763

St. Jude Medical, Inc. (n)	110,870	4,545,670

		$24,388,495

Network & Telecom - 8.5%

Cisco Systems, Inc. (n)	689,220	$14,935,397

Corning, Inc. (n)	455,750	12,264,232

Juniper Networks, Inc. (n)	64,480	1,232,858

Nokia Corp., ADR	131,800	2,730,896

QUALCOMM, Inc.	214,550	10,858,375

		$42,021,758

Oil Services - 3.4%

GlobalSantaFe Corp.	108,590	$6,596,842

Noble Corp.	49,380	4,004,718

Transocean, Inc. (n)	14,900	1,196,470

Weatherford International Ltd. (n)	109,030	4,988,123

		$16,786,153

Personal Computers & Peripherals - 2.3%

EMC Corp. (n)	817,480	$11,142,252

Pharmaceuticals - 8.3%

Allergan, Inc.	17,890	$1,941,065

Eli Lilly & Co.	126,590	7,000,427

Johnson & Johnson	133,490	7,905,278

Roche Holding AG (l)	52,130	7,764,000

Sanofi-Aventis (l)	15,700	1,494,100

Teva Pharmaceutical Industries Ltd., ADR	127,290	5,241,802

Wyeth	198,110	9,612,297

		$40,958,969

Railroad & Shipping - 0.2%

Norfolk Southern Corp.	20,710	$1,119,790

Specialty Chemicals - 0.5%

Praxair, Inc.	49,130	$2,709,519

Specialty Stores - 4.5%

Chico's FAS, Inc. (n)	93,000	$3,779,520

Home Depot, Inc.	183,730	7,771,779

Lowe's Cos., Inc.	34,430	2,218,669

PETsMART, Inc.	61,180	1,721,605

Staples, Inc.	107,175	2,735,106

Williams-Sonoma, Inc. (n)	91,800	3,892,320

		$22,118,999

3

MFS Variable Insurance Trust - MFS Investors Growth Stock Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Telecommunications - Wireless - 0.5%

America Movil S.A. de C.V., "L", ADR	79,130	$2,710,994

Trucking - 2.1%

FedEx Corp.	91,550	$10,339,657

Total Common Stocks		$475,167,783

Collateral for Securities Loaned - 2.1%

Navigator Securities Lending Prime Portfolio, at Net Asset Value	10,401,648	$10,401,648

Repurchase Agreements - 2.5%

Morgan Stanley, 4.81%, dated 3/31/06, due 4/03/06, total to be received $12,140,865 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account)	$12,136,000	$12,136,000

Total Investments		$497,705,431

Other Assets, Less Liabilities - (1.0)%		(4,952,790)

Net Assets - 100.0%		$492,752,641

(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Variable Insurance Trust - MFS Investors Growth Stock Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$483,320,860
Gross unrealized appreciation	$22,728,381
Gross unrealized depreciation	(8,343,810)
Net unrealized appreciation (depreciation)	$14,384,571

The aggregate cost above includes prior fiscal year end tax adjustments.

5

MFS® Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/06

MFS® Strategic Income Series

MFS INVESTMENT MANAGEMENT®

MFS Variable Insurance Trust - MFS Strategic Income Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006

Issuer	Shares/Par	Value ($)

Bonds - 94.8%

Advertising & Broadcasting - 2.2%

Allbritton Communications Co., 7.75%, 2012	$175,000	$175,875

EchoStar DBS Corp., 6.375%, 2011	95,000	92,863

Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015	90,000	92,925

Lamar Media Corp., 7.25%, 2013	115,000	117,875

Liberty Media Corp., 5.7%, 2013	100,000	92,991

News America Holdings, 7.7%, 2025	37,000	39,938

Panamsat Holding Corp., 0% to 2009, 10.375% to 2014	120,000	86,400

Paxson Communications Corp., FRN, 10.7769%, 2013 (a)	80,000	79,200

Viacom, Inc., 7.7%, 2010	60,000	64,176

		$842,243

Aerospace - 0.4%

DRS Technologies, Inc., 7.625%, 2018	$80,000	$82,400

Transdigm, Inc., 8.375%, 2011	75,000	78,375

		$160,775

Airlines - 0.2%

Continental Airlines, Inc., 7.566%, 2020	$84,642	$80,132

Apparel Manufacturers - 0.1%

Levi Strauss & Co., 12.25%, 2012	$45,000	$51,131

Asset Backed & Securitized - 10.6%

Amresco Commercial Mortgage Funding I, 7%, 2029	$336,000	$339,299

ARCap, Inc., "H", 6.1%, 2045 (a)	100,000	87,880

Asset Securitization Corp., FRN, 8.2932%, 2029	122,044	127,201

Asset Securitization Corp., FRN, 8.7832%, 2029 (a)	85,000	78,200

Bayview Financial Revolving Mortgage Loan Trust, FRN, 5.6206%, 2040 (a)	250,000	249,999

Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	20,000	19,710

CPS Auto Receivables Trust, 2.89%, 2009 (a)	23,980	23,418

Crest Ltd., 7%, 2040 (a)	137,000	124,547

Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031	153,000	168,294

DLJ Commercial Mortgage Corp., 6.04%, 2031	185,000	186,751

Falcon Franchise Loan LLC, 6.5%, 2014 (a)	250,000	212,988

Falcon Franchise Loan LLC, FRN, 3.3789%, 2025 (i)	614,628	97,830

First Union National Bank Commercial Mortgage Trust, FRN, 1.194%, 2043 (a)(i)	2,271,234	86,765

First Union-Lehman Brothers Bank of America, FRN, 0.6873%, 2035 (i)	4,757,892	87,583

First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (a)	153,000	167,924

First Union-Lehman Brothers Commercial Mortgage Trust, FRN, 7.5%, 2029	153,027	171,544

GE Capital Commercial Mortgage Corp., 6.496%, 2033	186,715	194,266

GMAC Commercial Mortgage Securities, Inc., FRN, 7.9165%, 2034 (a)	147,000	159,140

Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.1595%, 2030 (i)	1,462,685	35,916

Morgan Stanley Capital I, Inc., 7.18%, 2009	140,000	142,838

Morgan Stanley Capital I, Inc., 6.86%, 2010	185,000	186,844

Morgan Stanley Capital I, Inc., FRN, 1.4958%, 2039 (a)(i)	1,332,449	93,688

Mortgage Capital Funding, Inc., FRN, 0.9407%, 2031 (i)	1,305,900	17,009

Preferred Term Securities IV Ltd. FRN, 7.18%, 2031 (a)	140,000	141,680

Prudential Securities Secured Financing Corp., FRN, 7.4415%, 2013 (a)	171,000	180,158

Salomon Brothers Mortgage Securities, Inc., FRN, 7.2774%, 2032 (a)	224,179	243,535

TIAA Real Estate CDO Ltd., 7.17%, 2032 (a)	226,267	229,048

Wachovia Bank Commercial Mortgage Trust, FRN, 5.4909%, 2044	158,000	154,717

		$4,008,772

Automotive - 2.2%

Ford Motor Credit Co., 6.625%, 2008	$36,000	$34,074

Ford Motor Credit Co., 5.625%, 2008	15,000	13,717

Ford Motor Credit Co., 5.8%, 2009	267,000	243,840

1

MFS Variable Insurance Trust - MFS Strategic Income Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Bonds - continued

Automotive - continued

General Motors Acceptance Corp., 6.125%, 2008	$60,000	$57,056

General Motors Acceptance Corp., 5.85%, 2009	141,000	131,866

General Motors Acceptance Corp., 6.75%, 2014	81,000	72,917

General Motors Acceptance Corp., 8%, 2031	53,000	50,090

Goodyear Tire & Rubber Co., 9%, 2015	100,000	101,500

Johnson Controls, Inc., 5.25%, 2011	30,000	29,501

Lear Corp., 8.11%, 2009	105,000	97,650

		$832,211

Banks & Credit Companies - 4.1%

Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (a)	$77,000	$78,925

Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (a)	82,000	82,000

BNP Paribas, 5.186% to 2015, FRN to 2049 (a)	103,000	96,612

Bosphorus Financial Services Ltd., FRN, 6.5488%, 2012 (a)	100,000	100,741

Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (a)	100,000	94,908

Credit Suisse First Boston (USA), Inc., 4.875%, 2010	102,000	99,589

DFS Funding Corp., FRN, 6.91%, 2010 (a)	114,000	115,710

Kazkommerts International B.V., 10.125%, 2007 (a)	14,000	14,560

Kazkommerts International B.V., 10.125%, 2007	20,000	20,800

Kazkommerts International B.V., 8.5%, 2013	20,000	21,000

Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (a)	80,000	78,735

Mizuho Financial Group, Inc., 5.79%, 2014 (a)	167,000	167,421

Royal Bank of Scotland Group PLC, 9.118%, 2049	93,000	104,205

Turanalem Finance B.V., 8%, 2014 (a)	100,000	101,000

UFJ Finance Aruba AEC, 6.75%, 2013	70,000	74,180

UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (a)	125,000	141,539

Wachovia Capital Trust III, FRN, 5.8% to 2011, FRN to 2042	170,000	167,021

		$1,558,946

Broadcast & Cable TV - 2.2%

CCH I Holdings LLC, 11%, 2015	$130,000	$108,063

Charter Communications, Inc., 8.375%, 2014 (a)	160,000	159,600

CSC Holdings, Inc., 8.125%, 2009	165,000	170,569

Mediacom Broadband LLC, 11%, 2013	50,000	53,250

Mediacom LLC, 9.5%, 2013	50,000	49,500

Rogers Cable, Inc., 5.5%, 2014	109,000	103,278

TCI Communications, Inc., 9.8%, 2012	81,000	95,452

Time Warner Entertainment Co. LP, 8.375%, 2033	68,000	78,269

		$817,981

Building - 0.8%

American Standard Cos., Inc., 7.375%, 2008	$100,000	$102,895

Goodman Global Holdings, Inc., 7.875%, 2012	40,000	39,500

Nortek Holdings, Inc., 8.5%, 2014	70,000	71,225

Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014	105,000	76,650

		$290,270

Business Services - 1.3%

Iron Mountain, Inc., 8.625%, 2013	$185,000	$192,400

Iron Mountain, Inc., 7.75%, 2015	20,000	20,150

Lucent Technologies, Inc., 5.5%, 2008	40,000	39,600

SunGard Data Systems, Inc., 10.25%, 2015 (a)	55,000	57,888

Xerox Corp., 7.625%, 2013	160,000	168,400

		$478,438

Chemicals - 2.1%

BCP Crystal Holdings Corp., 9.625%, 2014	$68,000	$75,310

2

MFS Variable Insurance Trust - MFS Strategic Income Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer		Shares/Par	Value ($)

Bonds - continued

Chemicals - continued

Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014		$90,000	$69,750

Equistar Chemicals, 10.625%, 2011		100,000	108,250

Huntsman International LLC, 10.125%, 2009		90,000	92,250

Kronos International, Inc., 8.875%, 2009	EUR	10,000	12,669

Lyondell Chemical Co., 11.125%, 2012		$125,000	137,188

Nalco Co., 7.75%, 2011		65,000	65,813

Nalco Co., 8.875%, 2013		50,000	52,000

Nalco Finance Holdings, Inc, 0% to 2009, 9% to 2014		75,000	56,625

Yara International A.S.A., 5.25%, 2014 (a)		150,000	142,236

			$812,091

Construction - 0.3%

Pulte Homes, Inc., 5.25%, 2014		$135,000	$126,141

Consumer Goods & Services - 0.5%

Fortune Brands, Inc., 5.125%, 2011		$37,000	$36,238

Jarden Corp., 9.75%, 2012		35,000	36,138

Revlon Consumer Products Corp., 9.5%, 2011		105,000	100,275

			$172,651

Containers - 1.0%

Crown Americas, 7.75%, 2015 (a)		$70,000	$72,625

Graham Packaging Co. LP, 9.875%, 2014		45,000	45,563

Owens-Brockway Glass Container, Inc., 8.875%, 2009		85,000	88,506

Owens-Brockway Glass Container, Inc., 8.25%, 2013		165,000	172,425

			$379,119

Defense Electronics - 0.8%

BAE Systems Holdings, Inc., 5.2%, 2015 (a)		$139,000	$131,875

L-3 Communications Holdings, Inc., 6.125%, 2014		170,000	165,325

			$297,200

Electronics - 0.3%

Flextronics International Ltd., 6.5%, 2013		$100,000	$99,250

Emerging Market Quasi-Sovereign - 2.3%

Gazprom OAO, 9.625%, 2013 (a)		$110,000	$130,350

Gazprom OAO, 9.625%, 2013		100,000	118,500

Gazprom OAO, 8.625%, 2034 (a)		109,000	133,798

Pemex Project Funding Master Trust, 7.375%, 2014		83,000	88,603

Pemex Project Funding Master Trust, 8.625%, 2022		133,000	156,940

Petronas Capital Ltd., 7.875%, 2022 (a)		100,000	118,595

Petronas Capital Ltd., 7.875%, 2022		115,000	136,385

			$883,171

Emerging Market Sovereign - 5.8%

Federative Republic of Brazil, 8%, 2018		$44,000	$47,674

Federative Republic of Brazil, 8.875%, 2019		53,000	61,295

Federative Republic of Brazil, FRN, 5.25%, 2012		163,650	163,568

Federative Republic of Brazil, FRN, 5.1875%, 2024		120,000	120,000

Republic of Argentina, FRN, 4.889%, 2012		158,375	146,945

Republic of Bulgaria, 8.25%, 2015		97,000	113,539

Republic of Colombia, FRN, 6.55%, 2015		100,000	104,250

Republic of Korea, 5.625%, 2025		118,000	114,495

Republic of Panama, 9.375%, 2029		136,000	172,380

Republic of South Africa, 9.125%, 2009		33,000	36,218

Russian Federation, 3%, 2008		664,000	629,007

United Mexican States, 6.375%, 2013		58,000	59,450

3

MFS Variable Insurance Trust - MFS Strategic Income Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer		Shares/Par	Value ($)

Bonds - continued

Emerging Market Sovereign - continued

United Mexican States, 6.625%, 2015		$8,000	$8,348

United Mexican States, 5.625%, 2017		134,000	129,779

United Mexican States, 8.125%, 2019		203,000	238,525

United Mexican States, 8.3%, 2031		45,000	54,383

			$2,199,856

Energy - Independent - 1.5%

Chesapeake Energy Corp., 7%, 2014		$5,000	$5,113

Chesapeake Energy Corp., 6.375%, 2015		200,000	196,750

Chesapeake Energy Corp., 6.875%, 2016		25,000	25,188

Clayton Williams Energy, Inc., 7.75%, 2013		20,000	18,800

Newfield Exploration Co., 6.625%, 2014		70,000	70,175

Pioneer Natural Resource Co., 6.5%, 2008		69,000	69,747

Plains Exploration & Production Co., 7.125%, 2014		70,000	71,925

Quicksilver Resources, Inc., 7.125%, 2016		60,000	59,250

Whiting Petroleum Corp., 7%, 2014		40,000	39,600

			$556,548

Entertainment - 1.0%

AMC Entertainment, Inc., 9.5%, 2011		$101,000	$98,223

AMC Entertainment, Inc., 11%, 2016 (a)		40,000	41,300

Six Flags, Inc., 9.75%, 2013		150,000	151,125

Turner Broadcasting System, Inc., 8.375%, 2013		70,000	78,277

			$368,925

Forest & Paper Products - 2.1%

Buckeye Technologies, Inc., 8.5%, 2013		$130,000	$130,975

Graphic Packaging International Corp., 8.5%, 2011		120,000	118,800

Graphic Packaging International Corp., 9.5%, 2013		145,000	135,575

Jefferson Smurfit Corp., 8.25%, 2012		70,000	68,688

JSG Funding PLC, 7.75%, 2015	EUR	95,000	114,017

MDP Acquisitions PLC, 9.625%, 2012		$95,000	100,463

Millar Western Forest Products Ltd., 7.75%, 2013		15,000	11,550

Stone Container Corp., 7.375%, 2014		110,000	102,300

			$782,368

Gaming & Lodging - 3.1%

Boyd Gaming Corp., 6.75%, 2014		$110,000	$109,725

Host Marriott LP, 7.125%, 2013		90,000	91,575

Host Marriott LP, 6.375%, 2015		90,000	88,538

Majestic Star Casino LLC, 9.75%, 2011 (a)		40,000	40,400

MGM Mirage, Inc., 8.375%, 2011		195,000	205,725

MGM Mirage, Inc., 6.75%, 2013 (a)		40,000	39,800

MGM Mirage, Inc., 6.875%, 2016 (a)		35,000	34,694

Pinnacle Entertainment, Inc., 8.75%, 2013		120,000	129,300

Royal Caribbean Cruises Ltd., 8%, 2010		95,000	101,588

Scientific Games Corp., 6.25%, 2012		85,000	83,194

Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012		100,000	108,750

Station Casinos, Inc., 6.5%, 2014		85,000	84,044

Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		80,000	77,800

			$1,195,133

Industrial - 0.9%

Amsted Industries, Inc., 10.25%, 2011 (a)		$145,000	$159,863

JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012		80,000	82,100

JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013		60,000	51,900

4

MFS Variable Insurance Trust - MFS Strategic Income Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer		Shares/Par	Value ($)

Bonds - continued

Industrial - continued

Milacron Escrow Corp., 11.5%, 2011		$45,000	$41,175

			$335,038

Insurance - 1.3%

American International Group, Inc., 4.25%, 2013		$199,000	$184,015

ING Groep N.V., 5.775% to 2015, FRN to 2049		240,000	233,456

UnumProvident Corp., 7.625%, 2011		40,000	42,435

UnumProvident Corp., 6.85%, 2015 (a)		40,000	40,665

			$500,571

Insurance - Property & Casualty - 0.9%

Allianz AG, 5.5% to 2014, FRN to 2049	EUR	105,000	$133,628

AXIS Capital Holdings Ltd., 5.75%, 2014		$90,000	87,591

St. Paul Travelers Cos., Inc., 5.5%, 2015		131,000	128,143

			$349,362

International Market Quasi-Sovereign - 1.5%

KfW Bankengruppe, FRN, 2.563%, 2007	EUR	156,000	$188,934

Landesbank Baden-Wurttemberg, FRN, 2.508%, 2007	EUR	52,000	63,032

Landesbank Baden-Wurttemberg, FRN, 2.594%, 2007	EUR	49,000	59,395

Landesbank Baden-Wurttemberg, FRN, 2.704%, 2007	EUR	90,000	109,100

Network Rail MTN Finance PLC, FRN, 2.628%, 2007	EUR	110,000	133,327

			$553,788

International Market Sovereign - 13.5%

Federal Republic of Germany, 3.5%, 2008	EUR	194,000	$235,831

Federal Republic of Germany, 3.75%, 2015	EUR	200,000	242,241

Federal Republic of Germany, 6.25%, 2030	EUR	47,000	76,308

Government of Canada, 4.5%, 2015	CAD	69,000	60,138

Government of New Zealand, 6.5%, 2013	NZD	613,000	394,390

Government of New Zealand, 6%, 2015	NZD	37,000	23,234

Government of New Zealand, 6%, 2017	NZD	95,000	59,744

Kingdom of Netherlands, 5.75%, 2007	EUR	212,000	262,789

Kingdom of Netherlands, 3.75%, 2009	EUR	251,000	307,255

Kingdom of Spain, 6%, 2008	EUR	234,000	296,693

Kingdom of Spain, 5.35%, 2011	EUR	144,000	189,298

Republic of Austria, 5.5%, 2007	EUR	247,000	309,372

Republic of Finland, 5.375%, 2013	EUR	407,000	545,335

Republic of France, 4.75%, 2007	EUR	450,000	556,026

Republic of France, 4.75%, 2012	EUR	45,000	57,939

Republic of France, 6%, 2025	EUR	38,000	58,484

Republic of Ireland, 4.25%, 2007	EUR	433,000	532,755

Republic of Ireland, 4.6%, 2016	EUR	46,000	59,515

United Kingdom Treasury, 5.75%, 2009	GBP	145,000	262,527

United Kingdom Treasury, 8%, 2015	GBP	264,000	588,343

United Kingdom Treasury, 4.25%, 2036	GBP	13,000	23,193

			$5,141,410

Machinery & Tools - 1.2%

Case Corp., 7.25%, 2016		$15,000	$14,700

Case New Holland, Inc., 9.25%, 2011		100,000	106,750

Case New Holland, Inc., 7.125%, 2014		70,000	69,125

Manitowoc Co., Inc., 10.5%, 2012		59,000	65,343

Terex Corp., 10.375%, 2011		65,000	68,575

Terex Corp., 7.375%, 2014		125,000	128,125

			$452,618

5

MFS Variable Insurance Trust - MFS Strategic Income Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Bonds - continued

Medical & Health Technology & Services - 1.6%

Baxter International, Inc., 9.5%, 2008	$67,000	$72,155

Cardinal Health, Inc., 5.85%, 2017	135,000	133,302

CDRV Investors, Inc., 0% to 2010, 9.625% to 2015	115,000	78,200

DaVita, Inc., 6.625%, 2013	35,000	34,913

HCA, Inc., 6.375%, 2015	170,000	165,457

Omnicare, Inc., 6.875%, 2015	60,000	59,850

Triad Hospitals, Inc., 7%, 2013	65,000	64,025

		$607,902

Metals & Mining - 0.9%

Century Aluminum Co., 7.5%, 2014	$40,000	$41,600

Codelco, Inc., 5.625%, 2035 (a)	100,000	94,157

Foundation PA Coal Co., 7.25%, 2014	10,000	10,150

Massey Energy Co., 6.875%, 2013 (a)	40,000	39,200

Peabody Energy Corp., "B", 6.875%, 2013	90,000	91,350

U.S. Steel Corp., 9.75%, 2010	67,000	72,360

		$348,817

Mortgage Backed - 5.2%

Fannie Mae, 6%, 2017 - 2034	$706,577	$709,641

Fannie Mae, 5.5%, 2020 - 2035	1,277,320	1,261,033

		$1,970,674

Natural Gas - Distribution - 0.1%

AmeriGas Partners LP, 7.125%, 2016	$40,000	$39,800

Natural Gas - Pipeline - 2.6%

ANR Pipeline Co., 8.875%, 2010	$35,000	$37,231

Atlas Pipeline Partners LP, 8.125%, 2015 (a)	40,000	41,700

CenterPoint Energy Resources Corp., 7.875%, 2013	192,000	213,902

El Paso Energy Corp., 7%, 2011	60,000	60,225

El Paso Energy Corp., 7.75%, 2013	110,000	113,988

Kinder Morgan Finance, 5.35%, 2011	169,000	166,305

Southern Natural Gas Co., Inc., 8.875%, 2010	135,000	143,606

Williams Cos., Inc., 7.125%, 2011	205,000	210,894

		$987,851

Network & Telecom - 1.8%

Cincinnati Bell, Inc., 8.375%, 2014	$65,000	$66,056

Citizens Communications Co., 9.25%, 2011	168,000	184,380

Citizens Communications Co., 9%, 2031	75,000	80,156

Deutsche Telekom International Finance B.V., 8%, 2010	58,000	63,164

Hawaiian Telecom Communications, Inc., 9.75%, 2013 (a)	20,000	20,100

Hawaiian Telecom Communications, Inc., 12.5%, 2015 (a)	5,000	4,950

Qwest Corp., 8.875%, 2012	50,000	55,875

Telecom Italia Capital, 4.875%, 2010	26,000	25,035

Telefonica Europe B.V., 7.75%, 2010	120,000	129,115

Time Warner Telecom Holdings, Inc., 9.25%, 2014	60,000	64,350

		$693,181

Oils - 0.4%

Premcor Refining Group, Inc., 7.5%, 2015	$140,000	$147,731

Pharmaceuticals - 0.1%

Teva Pharmaceutical Finance LLC, 5.55%, 2016	$39,000	$37,618

Printing & Publishing - 1.7%

American Media Operations, Inc., 8.875%, 2011	$80,000	$68,400

6

MFS Variable Insurance Trust - MFS Strategic Income Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Bonds - continued

Printing & Publishing - continued

Cenveo, Inc., 9.625%, 2012	$99,000	$106,549

Dex Media East LLC, 9.875%, 2009	100,000	106,750

Dex Media West LLC, 9.875%, 2013	142,000	157,088

MediaNews Group, Inc., 6.875%, 2013	135,000	125,550

R.H. Donnelley Corp., 8.875%, 2016 (a)	65,000	67,600

		$631,937

Railroad & Shipping - 0.1%

TFM S.A. de C.V., 12.5%, 2012	$25,000	$28,000

Real Estate - 1.0%

EOP Operating LP, 4.65%, 2010	$120,000	$114,793

ProLogis, 5.75%, 2016	255,000	250,630

		$365,423

Retailers - 1.3%

Couche-Tard, Inc., 7.5%, 2013	$125,000	$128,125

GSC Holdings Corp., 8%, 2012 (a)	60,000	59,550

Jean Coutu Group (PJC), Inc., 7.625%, 2012	35,000	34,038

Limited Brands, Inc., 5.25%, 2014	113,000	105,227

Rite Aid Corp., 8.125%, 2010	115,000	117,444

Steinway Musical Instruments, Inc., 7%, 2014 (a)	55,000	55,000

		$499,384

Supermarkets - 0.3%

Safeway, Inc., 4.95%, 2010	$54,000	$52,367

Safeway, Inc., 6.5%, 2011	70,000	72,099

		$124,466

Supranational - 0.3%

Central American Bank, 4.875%, 2012 (a)	$140,000	$132,484

Telecommunications - Wireless - 1.6%

Alamosa Holdings, Inc., 11%, 2010	$84,000	$93,450

American Tower Corp., 7.125%, 2012	70,000	72,800

Centennial Communications Corp., 10%, 2013	10,000	10,388

Centennial Communications Corp., 10.125%, 2013	50,000	54,625

Nextel Communications, Inc., 5.95%, 2014	195,000	193,055

Rogers Wireless, Inc., 7.5%, 2015	110,000	117,975

Rural Cellular Corp., 9.875%, 2010	75,000	80,063

		$622,356

Tobacco - 0.3%

R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012	$114,000	$117,705

Transportation - Services - 0.3%

Hertz Corp., 8.875%, 2014 (a)	$30,000	$31,125

Stena AB, 7%, 2016	50,000	47,000

Westinghouse Air Brake Technologies Corp., 6.875%, 2013	35,000	35,438

		$113,563

U.S. Government Agencies - 3.9%

Fannie Mae, 3.25%, 2006	$190,000	$188,931

Fannie Mae, 4.25%, 2007	400,000	394,863

Small Business Administration, 6.35%, 2021	137,092	141,784

Small Business Administration, 4.34%, 2024	178,199	165,558

Small Business Administration, 4.99%, 2024	207,614	200,993

Small Business Administration, 4.86%, 2025	236,987	227,262

Small Business Administration, 4.625%, 2025	94,525	89,154

7

MFS Variable Insurance Trust - MFS Strategic Income Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Bonds - continued

U.S. Government Agencies - continued

Small Business Administration, 5.11%, 2025	$84,355	$82,030

		$1,490,575

U.S. Treasury Obligations - 2.6%

U.S. Treasury Notes, 4.125%, 2015 (f)	$53,000	$50,083

U.S. Treasury Notes, 4.25%, 2015	120,000	114,314

U.S. Treasury Notes, 4.5%, 2015	40,000	38,816

U.S. Treasury Notes, TIPS, 0.875%, 2010	77,440	73,350

U.S. Treasury Notes, TIPS, 3%, 2012	88,210	91,921

U.S. Treasury Notes, TIPS, 2%, 2014	373,371	364,139

U.S. Treasury Notes, TIPS, 1.625%, 2015	277,215	261,611

		$994,234

Utilities - Electric Power - 4.5%

AES Corp., 9%, 2015 (a)	$135,000	$146,475

Allegheny Energy Supply Co. LLC, 8.25%, 2012 (a)	185,000	202,806

Beaver Valley Funding Corp., 9%, 2017	173,000	195,359

DPL, Inc., 6.875%, 2011	97,000	101,152

Duke Capital Corp., 8%, 2019	66,000	77,080

Dynegy Holdings, Inc., 8.375%, 2016 (a)	25,000	25,000

Empresa Nacional de Electricidad S.A., 8.35%, 2013	13,000	14,388

Enersis S.A., 7.375%, 2014	177,000	185,193

FirstEnergy Corp., 6.45%, 2011	94,000	97,265

HQI Transelec Chile S.A., 7.875%, 2011	130,000	139,072

Mirant North America LLC, 7.375%, 2013 (a)	65,000	66,300

MSW Energy Holdings LLC, 7.375%, 2010	70,000	72,100

NRG Energy, Inc., 7.375%, 2016	165,000	168,506

Progress Energy, Inc., 5.625%, 2016	40,000	39,240

TXU Corp., 5.55%, 2014	190,000	177,714

		$1,707,650

Total Bonds		$35,987,490

Convertible Preferred Stocks - 0.3%

Automotive - 0.3%

Ford Motor Co. Capital Trust II, 6.5%	1,380	$41,469

General Motors Corp., 5.25%	3,875	62,930

Total Convertible Preferred Stocks		$104,399

Preferred Stocks - 0.0%

Real Estate - 0.0%

HRPT Properties Trust, "B", 8.75%	275	$7,224

Short-Term Obligations - 3.4%

Abbey National North America LLC, 4.84%, due 4/03/06 (y)	$1,293,000	$1,292,652

Total Investments		$37,391,765

Other Assets, Less Liabilities - 1.5%		561,956

Net Assets - 100.0%		$37,953,721

(a)	SEC Rule 144A restriction.
(f)	All or a portion of the security has been segregated as collateral for an open futures contract.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

8

MFS Variable Insurance Trust - MFS Strategic Income Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

MFS Variable Insurance Trust - MFS Strategic Income Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$37,723,848
Gross unrealized appreciation	$527,504
Gross unrealized depreciation	(859,587)
Net unrealized appreciation (depreciation)	$(332,083)

Aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments
      Derivatives

Forward Foreign Currency Exchange Contracts

Sales and Purchases in the table below are reported by currency.

Contracts to Deliver/Receive		Settlement Date	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)

Sales
AUD	41,479	4/7/06	$30,978	$29,730	$1,248
CAD	1,537	5/15/06	$1,332	$1,317	$15
DKK	33,657	5/10/06	$5,461	$5,480	$(19)
EUR	2,681,369	4/18/06-5/17/06	$3,199,427	$3,254,336	$(54,909)
GBP	508,596	6/5/06	$889,687	$883,909	$5,778
NOK	590,850	5/10/06	$90,000	$90,356	$(356)
NZD	892,998	4/7/06	612,804	549,538	63,266
			$4,829,689	$4,814,666	$15,023

Purchases
AUD	41,478	4/7/06	$30,743	$29,730	$(1,013)
DKK	33,657	5/10/06	$5,402	$5,480	$78
EUR	378,998	4/18/06-5/17/06	$457,818	$460,215	$2,397
JPY	8,932,607	5/17/06	$76,609	$76,398	$(211)
NOK	1,193,816	5/10/06	$178,237	$182,566	$4,329
NZD	99,803	4/7/06	67,812	61,417	(6,395)
			$816,621	$815,806	$(815)

At March 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $6,436 with Merrill Lynch International.

10

Futures Contracts

	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)

U.S. Treasury Note 5 yr (Long)	1	$104,437	June 2006	$(925)
U.S. Treasury Note 10 yr (Short)	5	531,953	June 2006	5,154

				$4,229

Credit Default Swaps

Expiration	Notional Principal Amount of Contract	Description	Unrealized Appreciation (Depreciation)

12/20/12	$150,000	Agreement between the series and Merrill Lynch Capital Services to exchange the credit risk of Bear Stearns Co., Inc. As a buyer of protection, the series agrees to pay Merrill Lynch quarterly at a fixed annual rate of 0.30% of the notional amount of $150,000 until maturity on December 20, 2012. If Bear Stearns Co., Inc. experiences one of the following credit events: bankruptcy, failure to pay, or a restructuring, the series would then purchase $150,000 par of Bear Stearns bonds at the post credit event market price, and then deliver those bonds to Merrill Lynch, who in turn would deliver $150,000 in cash to the series.	$ (268)

At March 31, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(3) Country Weightings Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2006, are as follows:

United States	64.2%
Great Britain	6.4%
Germany	3.3%
Russia	2.7%
Mexico	2.3%
Ireland	2.2%
Netherlands	2.2%
France	2.1%
Spain	1.6%
Others	13.0%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

11

MFS® Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/06

MFS® Mid Cap Growth Series

MFS INVESTMENT MANAGEMENT®

MFS Variable Insurance Trust - MFS Mid Cap Growth Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006

Issuer	Shares/Par	Value ($)

Common Stocks - 100.1%

Aerospace - 1.7%

FLIR Systems, Inc. (l)(n)	49,670	$1,411,125

ITT Industries, Inc.	54,220	3,048,248

		$4,459,373

Automotive - 1.6%

Gentex Corp.	76,830	$1,341,452

Harman International Industries, Inc.	25,470	2,830,481

		$4,171,933

Banks & Credit Companies - 3.4%

Commerce Bancorp, Inc. (l)	120,330	$4,410,095

Investors Financial Services Corp. (l)	76,740	3,596,804

Nelnet, Inc., "A" (n)	18,950	789,268

		$8,796,167

Biotechnology - 6.2%

Celgene Corp. (n)	90,790	$4,014,734

Gen-Probe, Inc. (n)	49,820	2,746,078

Genzyme Corp. (n)	62,780	4,220,072

Gilead Sciences, Inc. (n)	21,910	1,363,240

Human Genome Sciences, Inc. (l)(n)	120,060	1,305,052

ImClone Systems, Inc. (l)(n)	52,660	1,791,493

Theravance, Inc. (n)	23,700	664,548

		$16,105,217

Broadcast & Cable TV - 2.2%

Citadel Broadcasting Corp.	72,830	$807,685

Grupo Televisa S.A., ADR	167,440	3,332,056

XM Satellite Radio Holdings, Inc., "A" (l)(n)	66,720	1,485,854

		$5,625,595

Brokerage & Asset Managers - 3.7%

Calamos Asset Management, Inc.	25,190	$942,106

Chicago Mercantile Exchange Holdings, Inc.	10,360	4,636,100

Legg Mason, Inc.	32,799	4,110,699

		$9,688,905

Business Services - 9.5%

Alliance Data Systems Corp. (l)(n)	50,370	$2,355,805

Amdocs Ltd. (n)	144,170	5,198,770

Bright Horizons Family Solutions, Inc. (n)	35,140	1,360,972

CheckFree Corp. (n)	32,400	1,636,200

Corporate Executive Board Co.	59,380	5,991,442

Getty Images, Inc. (n)	46,520	3,483,418

Paychex, Inc.	76,760	3,197,822

TALX Corp.	58,730	1,672,630

		$24,897,059

Computer Software - 2.4%

Adobe Systems, Inc. (n)	122,250	$4,268,970

Symantec Corp. (n)	83,395	1,403,538

TIBCO Software, Inc. (n)	69,720	582,859

		$6,255,367

Computer Software - Systems - 1.9%

MICROS Systems, Inc. (l)(n)	86,110	$3,967,088

Satyam Computer Services Ltd., ADR	23,600	1,032,736

		$4,999,824

1

MFS Variable Insurance Trust - MFS Mid Cap Growth Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Consumer Goods & Services - 4.3%

Brink's Co.	31,560	$1,601,986

Estee Lauder Cos., Inc., "A"	48,310	1,796,649

ITT Educational Services, Inc. (n)	62,530	4,005,047

Monster Worldwide, Inc. (n)	74,070	3,693,130

		$11,096,812

Electrical Equipment - 3.8%

AMETEK, Inc.	18,800	$845,248

MSC Industrial Direct Co., Inc., "A"	72,650	3,924,553

Rockwell Automation, Inc.	37,710	2,711,726

W.W. Grainger, Inc.	30,660	2,310,231

		$9,791,758

Electronics - 7.4%

Analog Devices, Inc.	121,410	$4,648,789

KLA-Tencor Corp. (l)	53,100	2,567,916

Marvell Technology Group Ltd. (n)	32,800	1,774,480

PMC-Sierra, Inc. (n)	188,560	2,317,402

SanDisk Corp. (n)	45,550	2,620,036

Tessera Technologies, Inc. (n)	48,640	1,560,371

Xilinx, Inc.	148,010	3,768,335

		$19,257,329

Energy - Integrated - 1.1%

Amerada Hess Corp.	19,710	$2,806,704

Forest & Paper Products - 0.4%

Aracruz Celulose S.A., ADR (l)	17,830	$943,920

Gaming & Lodging - 2.1%

International Game Technology	111,760	$3,936,187

Station Casinos, Inc.	19,800	1,571,526

		$5,507,713

Health Maintenance Organizations - 1.3%

Health Net, Inc. (n)	67,260	$3,418,153

Insurance - 1.7%

Ace Ltd.	35,160	$1,828,672

PartnerRe Ltd.	40,990	2,545,069

		$4,373,741

Leisure & Toys - 2.3%

Activision, Inc. (n)	190,300	$2,624,237

Electronic Arts, Inc. (n)	59,860	3,275,539

		$5,899,776

Machinery & Tools - 1.3%

Precision Castparts Corp.	32,700	$1,942,380

Roper Industries, Inc.	28,320	1,377,202

		$3,319,582

Medical & Health Technology & Services - 1.5%

Laboratory Corp. of America Holdings (n)	23,250	$1,359,660

United Surgical Partners International, Inc. (n)	56,660	2,006,331

VCA Antech, Inc. (n)	22,800	649,344

		$4,015,335

Medical Equipment - 9.7%

Advanced Medical Optics, Inc. (n)	103,600	$4,831,904

2

MFS Variable Insurance Trust - MFS Mid Cap Growth Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Medical Equipment - continued

C.R. Bard, Inc.	30,940	$2,098,041

Cytyc Corp. (n)	144,042	4,059,104

DENTSPLY International, Inc.	76,590	4,453,709

Millipore Corp. (n)	71,720	5,239,863

St. Jude Medical, Inc. (n)	61,340	2,514,940

Thoratec Corp. (l)(n)	75,560	1,456,041

Ventana Medical Systems, Inc. (l)(n)	18,000	751,860

		$25,405,462

Metals & Mining - 0.2%

Aber Diamond Corp.	400	$16,094

Inmet Mining Corp.	21,600	642,999

		$659,093

Network & Telecom - 3.1%

Harris Corp.	55,910	$2,643,984

Juniper Networks, Inc. (n)	286,340	5,474,821

		$8,118,805

Oil Services - 7.1%

Cooper Cameron Corp. (n)	44,900	$1,979,192

GlobalSantaFe Corp.	60,740	3,689,955

Grant Prideco, Inc. (n)	31,100	1,332,324

National Oilwell Varco, Inc. (n)	47,620	3,053,394

Noble Corp.	59,800	4,849,780

Smith International, Inc.	92,870	3,618,215

		$18,522,860

Pharmaceuticals - 3.7%

Allergan, Inc.	33,110	$3,592,435

Endo Pharmaceuticals Holdings, Inc. (n)	100,340	3,292,155

Medicis Pharmaceutical Corp., "A" (l)	88,760	2,893,576

		$9,778,166

Restaurants - 2.5%

Cheesecake Factory, Inc. (l)(n)	113,365	$4,245,519

Rare Hospitality International, Inc. (n)	66,410	2,313,060

		$6,558,579

Specialty Chemicals - 1.0%

Praxair, Inc.	47,510	$2,620,177

Specialty Stores - 7.1%

Advance Auto Parts, Inc.	31,700	$1,319,988

Aeropostale, Inc. (n)	53,630	1,617,481

Bed Bath & Beyond, Inc. (n)	38,360	1,473,024

Chico's FAS, Inc. (n)	130,030	5,284,419

PETsMART, Inc.	122,780	3,455,029

Urban Outfitters, Inc. (n)	110,960	2,722,958

Williams-Sonoma, Inc. (n)	65,790	2,789,496

		$18,662,395

Telephone Services - 3.5%

American Tower Corp., "A" (n)	260,634	$7,902,423

TELUS Corp.	31,600	1,221,699

		$9,124,122

Trucking - 1.3%

Expeditors International of Washington, Inc.	23,760	$2,052,626

3

MFS Variable Insurance Trust - MFS Mid Cap Growth Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Trucking - continued

UTi Worldwide, Inc. (l)	39,600	$1,251,360

		$3,303,986

Utilities - Electric Power - 1.1%

NRG Energy, Inc. (n)	64,460	$2,914,881

Total Common Stocks		$261,098,789

Short-Term Obligations - 2.1%

General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$5,538,000	$5,536,511

Collateral for Securities Loaned - 8.8%

Navigator Securities Lending Prime Portfolio, at Net Asset Value	22,948,568	$22,948,568

Total Investments (k)		$289,583,868

Other Assets, Less Liabilities - (11.0)%		(28,689,652)

Net Assets - 100.0%		$260,894,216

(k)	As of March 31, 2006, the series had one security that was fair valued, aggregating $16,094 and 0.0% of net assets, in accordance with the policies adopted by the Board of Trustees.
(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in the Portfolio of Investments and is defined:
ADR	American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Variable Insurance Trust - MFS Mid Cap Growth Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$248,646,684
Gross unrealized appreciation	$44,792,808
Gross unrealized depreciation	(3,855,624)
Net unrealized appreciation (depreciation)	$40,937,184

The aggregate cost above includes prior fiscal year end tax adjustments.

5

MFS® Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/06

MFS® Research Bond Series

MFS INVESTMENT MANAGEMENT®

MFS Variable Insurance Trust - MFS Research Bond Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006

Issuer	Shares/Par	Value ($)

Bonds - 99.3%

Advertising & Broadcasting - 0.9%

Allbritton Communications Co., 7.75%, 2012	$230,000	$231,150

CBS Corp., 6.625%, 2011	80,000	82,579

News America Holdings, 8.5%, 2025	152,000	175,555

		$489,284

Airlines - 0.1%

Continental Airlines, Inc., 6.648%, 2017	$65,128	$65,615

Alcoholic Beverages - 0.3%

Miller Brewing Co., 5.5%, 2013 (a)	$137,000	$135,068

Asset Backed & Securitized - 12.3%

Amresco Commercial Mortgage Funding I, 7%, 2029	$90,000	$90,884

Asset Securitization Corp., FRN, 8.2932%, 2029	180,000	187,606

Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043	110,306	104,715

Banc of America Commercial Mortgage, Inc., FRN, 5.3541%, 2047	145,034	141,041

Bayview Commercial Asset Trust, 0.775%, 2035 (i)	1,217,624	101,019

Bayview Commercial Asset Trust, FRN, 0.84%, 2013 (i)	712,044	54,147

Bayview Commercial Asset Trust, FRN, 0.84%, 2036 (i)(a)	982,798	84,285

Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	70,000	69,628

Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	67,000	66,696

Bayview Financial Revolving Mortgage Loan Trust, FRN, 5.6206%, 2040 (a)	250,000	249,999

Capital One Auto Finance Trust, 2.47%, 2010	233,983	229,817

Citibank Credit Card Issuance Trust, 6.65%, 2008	50,000	50,072

Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.3997%, 2044	120,000	118,303

Commercial Mortgage Acceptance Corp., 7.03%, 2031	48,638	50,498

Commercial Mortgage Acceptance Corp., FRN, 1.1402%, 2030 (i)	1,398,556	42,090

Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	20,000	19,710

CPS Auto Receivables Trust, 3.52%, 2009 (a)	17,555	17,407

Credit-Based Asset Servicing and Securities, FRN, 5.303%, 2035	100,000	99,094

CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (a)	68,051	68,785

Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031	179,158	181,939

DLJ Commercial Mortgage Corp., 6.04%, 2031	100,000	100,947

DLJ Commercial Mortgage Corp., FRN, 7.8697%, 2032	110,000	117,572

Drive Auto Receivables Trust, 2.5%, 2009 (a)	79,787	78,130

Drivetime Auto Owner Trust, FRN, 2.918%, 2008 (a)	45,535	45,201

E*TRADE RV & Marine Trust, 3.62%, 2018	60,000	57,071

Falcon Franchise Loan LLC, FRN, 3.3789%, 2025 (a)(i)	377,403	60,071

First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (a)	65,000	71,340

GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033	60,000	60,197

GMAC Commercial Mortgage Securities, Inc., FRN, 7.9165%, 2034 (a)	110,000	119,085

Greenwich Capital Commercial Funding Corp., 4.305%, 2042	183,329	176,791

Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037	109,489	106,614

Holmes Financing PLC, FRN, 5.32%, 2040	78,000	78,140

IKON Receivables Funding LLC, 3.27%, 2011	95,000	93,967

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042	135,428	129,101

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.5072%, 2042 (a)	130,000	124,334

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.5423%, 2043	170,607	167,183

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	170,000	163,507

Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.1595%, 2030 (i)	894,886	21,974

Morgan Stanley Capital I, Inc., 6.86%, 2010	145,000	146,445

Morgan Stanley Capital I, Inc., 7.3%, 2030 (a)	115,000	118,013

Morgan Stanley Capital I, Inc., 5.72%, 2032	116,299	117,228

Morgan Stanley Capital I, Inc., FRN, 0.7275%, 2030 (i)(a)	2,176,293	36,343

Mortgage Capital Funding, Inc., FRN, 0.9407%, 2031 (i)	1,135,251	14,786

1

MFS Variable Insurance Trust - MFS Research Bond Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Bonds - continued

Asset Backed & Securitized - continued

New Century Home Equity Loan Trust, FRN, 4.532%, 2035	$350,000	$342,064

Nomura Asset Acceptance Corp., FRN, 4.423%, 2034	150,000	148,475

Preferred Term Securities IV Ltd. FRN, 7.18%, 2031 (a)	100,000	101,200

Preferred Term Securities XIX Ltd. FRN, 5.26%, 2035 (a)	100,000	100,000

Prudential Securities Secured Financing Corp., FRN, 7.4415%, 2013 (a)	125,000	131,694

Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	174,000	172,201

Structured Asset Securities Corp., FRN, 5.0581%, 2035 (a)	221,987	222,014

TIAA Real Estate CDO Ltd., 7.17%, 2032 (a)	43,583	44,118

Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042	130,000	124,053

Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	150,000	142,387

Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042	296,788	286,317

Wachovia Bank Commercial Mortgage Trust, FRN, 5.3688%, 2044	130,000	126,475

Wachovia Bank Commercial Mortgage Trust, FRN, 5.4909%, 2044	150,000	146,883

		$6,319,656

Automotive - 1.2%

Ford Motor Credit Co., 5.8%, 2009	$12,000	$10,959

Ford Motor Credit Co., 7.375%, 2009	55,000	51,707

General Motors Acceptance Corp., 6.125%, 2008	111,000	105,553

General Motors Acceptance Corp., 6.75%, 2014	94,000	84,619

Johnson Controls, Inc., 5.5%, 2016	200,000	193,957

Lear Corp., 8.11%, 2009	160,000	148,800

		$595,595

Banks & Credit Companies - 6.6%

Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049	$86,000	$111,632

Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (a)	149,000	149,000

Bank of America Corp., 7.4%, 2011	315,000	340,460

BNP Paribas, 5.186% to 2015, FRN to 2049 (a)	174,000	163,209

Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (a)	123,000	116,737

Citigroup, Inc., 5%, 2014	163,000	156,007

Credit Suisse First Boston (USA), Inc., 4.875%, 2010	135,000	131,810

HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (a)	163,000	162,971

JP Morgan Chase & Co., 5.15%, 2015	100,000	95,693

Kazkommerts International B.V., 8.5%, 2013	106,000	111,300

Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (a)	110,000	108,261

Mizuho Financial Group, Inc., 5.79%, 2014 (a)	153,000	153,386

MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	233,000	229,281

Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (a)	51,000	54,014

Popular North America, Inc., 4.25%, 2008	98,000	95,577

RBS Capital Trust II, 6.425% to 2034, FRN to 2049	121,000	121,658

Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (a)	111,000	107,707

Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (a)	97,000	99,761

UFJ Finance Aruba AEC, 6.75%, 2013	129,000	136,703

UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (a)	45,000	50,954

Wachovia Bank National Assn., 5.6%, 2016	194,000	192,102

Wachovia Capital Trust III, FRN, 5.8%, 2042	148,000	145,407

Wachovia Corp., 6.605%, 2025	164,000	172,405

Wells Fargo Bank NA, 6.45%, 2011	165,000	171,909

		$3,377,944

Broadcast & Cable TV - 1.5%

Rogers Cable, Inc., 5.5%, 2014	$99,000	$93,803

TCI Communications Financing III, 9.65%, 2027	363,000	390,212

2

MFS Variable Insurance Trust - MFS Research Bond Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Bonds - continued

Broadcast & Cable TV - continued

TCI Communications, Inc., 9.8%, 2012	$72,000	$84,846

Time Warner Entertainment Co. LP, 8.375%, 2033	185,000	212,937

		$781,798

Brokerage & Asset Managers - 0.7%

Lehman Brothers Holdings, Inc., 8.25%, 2007	$184,000	$189,816

Lehman Brothers Holdings, Inc., 5.5%, 2016	18,000	17,646

Morgan Stanley Dean Witter, Inc., 6.6%, 2012	165,000	173,116

		$380,578

Building - 0.5%

American Standard Cos., Inc., 7.375%, 2008	$135,000	$138,909

CRH America, Inc., 6.95%, 2012	93,000	98,502

		$237,411

Business Services - 0.7%

Cisco Systems, Inc., 5.5%, 2016	$250,000	$246,245

Xerox Corp., 6.4%, 2016	135,000	133,988

		$380,233

Chemicals - 0.4%

Dow Chemical Co., 5.75%, 2008	$62,000	$62,764

Nalco Co., 7.75%, 2011	95,000	96,188

Nalco Co., 8.875%, 2013	50,000	52,000

		$210,952

Construction - 0.3%

Beazer Homes USA, Inc., 6.875%, 2015	$165,000	$156,750

Containers - 0.4%

Owens-Brockway Glass Container, Inc., 8.25%, 2013	$190,000	$198,550

Defense Electronics - 0.9%

BAE Systems Holdings, Inc., 4.75%, 2010 (a)	$168,000	$161,965

BAE Systems Holdings, Inc., 6.4%, 2011 (a)	104,000	106,993

Litton Industries, Inc., 8%, 2009	165,000	177,865

		$446,823

Energy - Independent - 1.0%

Chesapeake Energy Corp., 7.5%, 2014	$35,000	$36,663

Chesapeake Energy Corp., 6.875%, 2016	205,000	206,538

Ocean Energy, Inc., 7.25%, 2011	85,000	91,316

XTO Energy, Inc., 5.65%, 2016	170,000	167,844

		$502,361

Energy - Integrated - 0.3%

Amerada Hess Corp., 7.3%, 2031	$132,000	$146,969

Entertainment - 0.3%

Walt Disney Co., 6.375%, 2012	$130,000	$135,136

Financial Institutions - 1.2%

American General Finance Corp., 4.875%, 2012	$165,000	$157,656

General Electric Capital Corp., 8.7%, 2007	40,000	41,158

HSBC Finance Corp., 6.75%, 2011	46,000	48,428

HSBC Finance Corp., 5.5%, 2016	403,000	393,727

		$640,969

Food & Non-Alcoholic Beverages - 0.4%

Cadbury Schweppes PLC, 5.125%, 2013 (a)	$230,000	$221,148

3

MFS Variable Insurance Trust - MFS Research Bond Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Bonds - continued

Forest & Paper Products - 0.2%

MeadWestvaco Corp., 6.8%, 2032	$105,000	$99,495

Gaming & Lodging - 0.6%

Harrah's Operating Co., Inc., 5.625%, 2015	$144,000	$137,977

MGM Mirage, Inc., 5.875%, 2014	200,000	188,500

		$326,477

Insurance - 0.9%

American International Group, Inc., 4.25%, 2013	$193,000	$178,467

ING Groep N.V., 5.775% to 2015, FRN to 2049	178,000	173,146

UnumProvident Corp., 7.625%, 2011	117,000	124,122

UnumProvident Corp., 6.85%, 2015 (a)	7,000	7,116

		$482,851

Insurance - Property & Casualty - 0.7%

Fund American Cos., Inc., 5.875%, 2013	$154,000	$151,308

St. Paul Travelers Cos., Inc., 5.5%, 2015	203,000	198,573

		$349,881

Machinery & Tools - 0.4%

Case New Holland, Inc., 9.25%, 2011	$130,000	$138,775

Ingersoll Rand Co., 6.25%, 2006	75,000	75,098

		$213,873

Medical & Health Technology & Services - 0.7%

AmerisourceBergen Corp., 5.875%, 2015 (a)	$155,000	$152,452

HCA, Inc., 8.75%, 2010	170,000	184,393

		$336,845

Mortgage Backed - 12.1%

Fannie Mae, 4.55%, 2011	$65,137	$62,802

Fannie Mae, 4.79%, 2012	16,000	15,432

Fannie Mae, 5.12%, 2012	59,365	58,329

Fannie Mae, 3.81%, 2013	20,954	19,114

Fannie Mae, 4.518%, 2014	62,267	58,822

Fannie Mae, 4.6%, 2014 - 2015	101,538	95,984

Fannie Mae, 4.667%, 2014	112,978	107,716

Fannie Mae, 4.77%, 2014	47,582	45,503

Fannie Mae, 4.53%, 2015	64,473	60,436

Fannie Mae, 4.56%, 2015	57,018	53,660

Fannie Mae, 4.665%, 2015	38,993	36,953

Fannie Mae, 4.69%, 2015	31,523	29,936

Fannie Mae, 4.7%, 2015	44,399	42,172

Fannie Mae, 4.74%, 2015	50,000	47,577

Fannie Mae, 4.76%, 2015	71,585	68,297

Fannie Mae, 4.785%, 2015	47,525	45,360

Fannie Mae, 4.815%, 2015	53,000	50,642

Fannie Mae, 4.82%, 2015	56,617	54,125

Fannie Mae, 4.85%, 2015	42,226	40,516

Fannie Mae, 4.87%, 2015	35,211	33,807

Fannie Mae, 4.89%, 2015	99,238	95,352

Fannie Mae, 4.925%, 2015	132,992	128,379

Fannie Mae, 4.94%, 2015	70,000	67,413

Fannie Mae, 4.996%, 2017	117,124	113,760

Fannie Mae, 5.5%, 2017 - 2036	2,463,644	2,418,047

Fannie Mae, 4.88%, 2020	49,665	48,597

Fannie Mae, 5%, 2020	258,145	251,778

4

MFS Variable Insurance Trust - MFS Research Bond Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Bonds - continued

Mortgage Backed - continued

Fannie Mae, 6.5%, 2032	$44,782	$45,786

Fannie Mae, 6%, 2036	149,492	149,492

Freddie Mac, 5.5%, 2019 - 2035	1,216,153	1,189,722

Freddie Mac, 6%, 2034 - 2035	425,226	425,528

Ginnie Mae, 6%, 2036	256,806	259,038

		$6,220,075

Natural Gas - Distribution - 0.2%

AmeriGas Partners LP, 7.125%, 2016	$125,000	$124,375

Natural Gas - Pipeline - 1.6%

CenterPoint Energy Resources Corp., 7.875%, 2013	$344,000	$383,241

Kinder Morgan Energy Partners LP, 7.4%, 2031	175,000	191,775

Kinder Morgan Finance Corp., 6.4%, 2036	125,000	121,713

Kinder Morgan, Inc., 6.8%, 2008	55,000	56,227

Magellan Midstream Partners LP, 5.65%, 2016	66,000	64,215

		$817,171

Network & Telecom - 2.9%

AT&T, Inc., 5.1%, 2014	$256,000	$242,979

Citizens Communications Co., 9%, 2031	144,000	153,900

Deutsche Telekom International Finance B.V., 8.25%, 2030	84,000	100,483

Telecom Italia Capital, 5.25%, 2015	190,000	176,783

Telecom Italia Capital, 6%, 2034	135,000	121,449

Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006	70,000	70,067

Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009	63,000	63,808

Telefonica Europe B.V., 7.75%, 2010	313,000	336,774

Verizon New York, Inc., 7.375%, 2032	218,000	221,114

		$1,487,357

Oils - 0.4%

Premcor Refining Group, Inc., 7.5%, 2015	$190,000	$200,492

Pharmaceuticals - 0.6%

Teva Pharmaceutical Finance LLC, 5.55%, 2016	$203,000	$195,808

Wyeth, 5.5%, 2013	130,000	128,524

		$324,332

Printing & Publishing - 0.4%

Dex Media West LLC, 9.875%, 2013	$165,000	$182,531

Railroad & Shipping - 0.6%

CSX Corp., 6.3%, 2012	$155,000	$160,419

TFM S.A. de C.V., 9.375%, 2012	130,000	143,000

		$303,419

Real Estate - 2.2%

Boston Properties, Inc., 5%, 2015	$100,000	$93,728

EOP Operating LP, 6.8%, 2009	168,000	173,051

EOP Operating LP, 4.75%, 2014	50,000	46,046

HRPT Properties Trust, 6.25%, 2016	200,000	201,553

ProLogis, 5.75%, 2016	260,000	255,544

Simon Property Group LP, 6.375%, 2007	135,000	136,955

Simon Property Group LP, 6.35%, 2012	88,000	90,739

Simon Property Group LP, 5.75%, 2015 (a)	18,000	17,788

Vornado Realty Trust, 5.625%, 2007	135,000	135,165

		$1,150,569

5

MFS Variable Insurance Trust - MFS Research Bond Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Bonds - continued

Restaurants - 0.3%

YUM! Brands, Inc., 8.875%, 2011	$135,000	$152,061

Retailers - 0.7%

Dollar General Corp., 8.625%, 2010	$120,000	$129,000

Home Depot, Inc., 5.4%, 2016	240,000	237,110

		$366,110

Supermarkets - 0.2%

Safeway, Inc., 4.95%, 2010	$68,000	$65,944

Safeway, Inc., 6.5%, 2011	51,000	52,529

		$118,473

Supranational - 0.1%

Corporacion Andina de Fomento, 6.875%, 2012	$61,000	$64,562

Telecommunications - Wireless - 0.5%

Nextel Communications, Inc., 5.95%, 2014	$260,000	$257,407

Tobacco - 0.6%

Altria Group, Inc., 7%, 2013	$115,000	$123,638

R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012	197,000	203,403

		$327,041

Transportation - Services - 0.3%

FedEx Corp., 9.65%, 2012	$110,000	$132,380

U.S. Government Agencies - 4.9%

Fannie Mae, 6%, 2008	$508,000	$517,387

Fannie Mae, 6.125%, 2012	253,000	264,980

Federal Home Loan Bank, 3.25%, 2006	180,000	179,057

Freddie Mac, 4.875%, 2013	200,000	195,912

Small Business Administration, 4.34%, 2024	201,365	187,081

Small Business Administration, 4.93%, 2024	158,423	153,239

Small Business Administration, 4.99%, 2024	156,864	151,861

Small Business Administration, 4.625%, 2025	330,839	312,038

Small Business Administration, 4.86%, 2025	331,782	318,166

Small Business Administration, 5.11%, 2025	264,244	257,443

		$2,537,164

U.S. Treasury Obligations - 32.3%

U.S. Treasury Bonds, 6.25%, 2023	$288,000	$326,633

U.S. Treasury Bonds, 5.375%, 2031	1,586,000	1,669,512

U.S. Treasury Notes, 7%, 2006	3,288,000	3,307,909

U.S. Treasury Notes, 4.375%, 2007	682,000	678,323

U.S. Treasury Notes, 6.125%, 2007	1,235,000	1,255,261

U.S. Treasury Notes, 5.625%, 2008	4,536,000	4,607,052

U.S. Treasury Notes, 4%, 2010	545,000	528,501

U.S. Treasury Notes, 6.5%, 2010	2,490,000	2,634,246

U.S. Treasury Notes, 5%, 2011	495,000	499,351

U.S. Treasury Notes, 4.25%, 2014	320,000	305,850

U.S. Treasury Notes, 4%, 2015	282,000	264,276

U.S. Treasury Notes, 4.125%, 2015	266,000	251,360

U.S. Treasury Notes, 9.875%, 2015	54,000	74,372

U.S. Treasury Notes, TIPS, 2%, 2014	253,268	247,036

		$16,649,682

Utilities - Electric Power - 4.9%

Beaver Valley Funding Corp., 9%, 2017	$206,000	$232,623

6

MFS Variable Insurance Trust - MFS Research Bond Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Bonds - continued

Utilities - Electric Power - continued

Dominion Resources, Inc., 5.95%, 2035	$225,000	$207,449

Duke Capital Corp., 8%, 2019	213,000	248,760

Empresa Nacional de Electricidad S.A., 8.35%, 2013	158,000	174,871

Enersis S.A., 7.375%, 2014	135,000	141,249

Exelon Generation Co. LLC, 6.95%, 2011	361,000	381,068

FirstEnergy Corp., 6.45%, 2011	160,000	165,558

MidAmerican Energy Holdings Co., 6.125%, 2036 (a)	190,000	185,993

Northeast Utilities, 8.58%, 2006	19,800	19,963

NorthWestern Corp., 5.875%, 2014	5,000	4,925

NRG Energy, Inc., 7.25%, 2014	150,000	152,437

Progress Energy, Inc., 5.625%, 2016	261,000	256,038

TXU Energy Co., 7%, 2013	225,000	234,352

Waterford 3 Funding Corp., 8.09%, 2017	92,650	95,470

		$2,500,756

Total Bonds		$51,148,219

Short-Term Obligations - 1.1%

Edison Asset Securitization LLC, 4.84%, due 4/03/06 (t)(y)	$573,000	$572,846

Total Investments		$51,721,065

Other Assets, Less Liabilities - (0.4)%		(231,386)

Net Assets - 100.0%		$51,489,679

(a)	SEC Rule 144A restriction.
(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.
TIPS	Treasury Inflation Protected Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Variable Insurance Trust - MFS Research Bond Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$53,081,238
Gross unrealized appreciation	$123,809
Gross unrealized depreciation	(1,483,982)
Net unrealized appreciation (depreciation)	$(1,360,173)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Credit Default Swaps

Expiration	Notional Principal Amount of Contract	Description	Unrealized Appreciation (Depreciation)

3/20/11	$128,000	Agreement between the series and Merrill Lynch Capital Services to exchange the credit risk of AutoZone, Inc. As a buyer of protection, the series agrees to pay Merrill Lynch quarterly at a fixed annual rate of 0.68% of the notional amount of $128,000 until maturity on March 20, 2011. If AutoZone, Inc. experiences one of the following credit events: bankruptcy, failure to pay, or a restructuring, the series would then purchase $128,000 par of AutoZone, Inc. bonds at the post credit event market price, and then deliver those bonds to Merrill Lynch, who in turn would deliver $128,000 in cash to the series.	$54

3/20/11	$250,000	Agreement between the series and Merrill Lynch Capital Services to exchange the credit risk of Kohl's Corp. As a buyer of protection, the series agrees to pay Merrill Lynch quarterly at a fixed annual rate of 0.42% of the notional amount of $250,000 until maturity on March 20, 2011. If Kohl's Corp., Inc. experiences one of the following credit events: bankruptcy, failure to pay, or a restructuring, the series would then purchase $250,000 par of Kohl's Corp. bonds at the post credit event market price, and then deliver those bonds to Merrill Lynch, who in turn would deliver $250,000 in cash to the series.	$(1,561)

8

MFS Variable Insurance Trust - MFS Research Bond Series Supplemental Schedules (Unaudited) 03/31/2006 - continued

Credit Default Swaps – continued

Expiration	Notional Principal Amount of Contract	Description	Unrealized Appreciation (Depreciation)

3/20/11	$253,000	Agreement between the series and Merrill Lynch Capital Services to exchange the credit risk of MDC Holdings, Inc. As a buyer of protection, the series agrees to pay Merrill Lynch quarterly at a fixed annual rate of 1.05% of the notional amount of $253,000 until maturity on March 20, 2011. If MDC Holdings, Inc. experiences one of the following credit events: bankruptcy, failure to pay, or a restructuring, the series would then purchase $253,000 par of MDC Holdings, Inc. bonds at the post credit event market price, and then deliver those bonds to Merrill Lynch, who in turn would deliver $253,000 in cash to the series.	$ (408)

3/20/11	$128,000	Agreement between the series and Merrill Lynch Capital Services to exchange the credit risk of The New York Times Company. As a buyer of protection, the series agrees to pay Merrill Lynch quarterly at a fixed annual rate of 0.43% of the notional amount of $128,000 until maturity on March 20, 2011. If The New York Times Company experiences one of the following credit events: bankruptcy, failure to pay, or a restructuring, the series would then purchase $128,000 par of The New York Times Company bonds at the post credit event market price, and then deliver those bonds to Merrill Lynch, who in turn would deliver $128,000 in cash to the series.	$ 131
			$ (1,784)

At March 31, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

9

MFS® Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/06

MFS® Research Series

MFS INVESTMENT MANAGEMENT®

MFS Variable Insurance Trust - MFS Research Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006

Issuer	Shares/Par	Value ($)

Common Stocks - 98.8%

Aerospace - 2.7%

Lockheed Martin Corp.	39,640	$2,978,153

United Technologies Corp.	87,920	5,096,722

		$8,074,875

Alcoholic Beverages - 1.0%

Diageo PLC	186,280	$2,932,389

Apparel Manufacturers - 1.1%

NIKE, Inc., "B"	37,890	$3,224,439

Banks & Credit Companies - 8.7%

American Express Co.	99,770	$5,242,913

Bank of America Corp.	76,970	3,505,214

Bank of New York Co., Inc.	173,950	6,269,158

J.P. Morgan Chase & Co.	95,210	3,964,544

PNC Financial Services Group, Inc.	51,820	3,488,004

SLM Corp.	68,340	3,549,580

		$26,019,413

Biotechnology - 4.4%

Amgen, Inc. (n)	69,870	$5,083,042

Celgene Corp. (n)	37,610	1,663,114

Genzyme Corp. (n)	42,990	2,889,788

ImClone Systems, Inc. (l)(n)	106,340	3,617,687

		$13,253,631

Broadcast & Cable TV - 0.8%

XM Satellite Radio Holdings, Inc., "A" (l)(n)	113,140	$2,519,628

Brokerage & Asset Managers - 7.1%

Affiliated Managers Group, Inc. (l)(n)	44,430	$4,736,682

Franklin Resources, Inc.	30,810	2,903,534

Goldman Sachs Group, Inc.	30,570	4,798,267

Legg Mason, Inc.	11,739	1,471,249

Lehman Brothers Holdings, Inc.	33,390	4,825,857

Mellon Financial Corp.	71,350	2,540,060

		$21,275,649

Business Services - 2.2%

Amdocs Ltd. (n)	52,260	$1,884,496

Corporate Executive Board Co.	24,390	2,460,951

Getty Images, Inc. (n)	30,920	2,315,290

		$6,660,737

Chemicals - 1.3%

Nalco Holding Co. (n)	215,040	$3,806,208

Computer Software - 3.6%

Adobe Systems, Inc. (n)	72,750	$2,540,430

McAfee, Inc. (n)	71,760	1,745,921

MicroStrategy, Inc., "A" (n)	34,430	3,625,135

Oracle Corp. (n)	221,240	3,028,776

		$10,940,262

Computer Software - Systems - 0.9%

Dell, Inc. (n)	87,870	$2,615,011

Construction - 1.4%

Masco Corp.	134,320	$4,364,057

1

MFS Variable Insurance Trust - MFS Research Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Consumer Goods & Services - 1.3%

Avon Products, Inc.	71,070	$2,215,252

Monster Worldwide, Inc. (n)	34,930	1,741,610

		$3,956,862

Containers - 1.2%

Owens-Illinois, Inc. (n)	209,680	$3,642,142

Electrical Equipment - 3.2%

Tyco International Ltd.	250,670	$6,738,010

W.W. Grainger, Inc.	36,460	2,747,261

		$9,485,271

Electronics - 5.7%

Intel Corp.	349,960	$6,771,726

Marvell Technology Group Ltd. (n)	39,200	2,120,720

SanDisk Corp. (n)	74,590	4,290,417

Tessera Technologies, Inc. (n)	56,110	1,800,009

Xilinx, Inc.	80,720	2,055,131

		$17,038,003

Energy - Independent - 1.8%

Apache Corp.	61,750	$4,045,242

EOG Resources, Inc.	17,980	1,294,560

		$5,339,802

Energy - Integrated - 3.4%

Amerada Hess Corp.	32,270	$4,595,248

Exxon Mobil Corp.	94,470	5,749,444

		$10,344,692

Food & Drug Stores - 0.6%

CVS Corp.	59,460	$1,776,070

Food & Non-Alcoholic Beverages - 2.5%

Coca-Cola Co.	28,880	$1,209,206

Nestle S.A	5,280	1,567,896

PepsiCo, Inc.	82,490	4,767,097

		$7,544,199

Forest & Paper Products - 0.9%

Abitibi-Consolidated, Inc.	314,660	$1,305,839

Bowater, Inc. (l)	49,770	1,472,197

		$2,778,036

Gaming & Lodging - 0.9%

International Game Technology	37,900	$1,334,838

Station Casinos, Inc.	15,500	1,230,235

		$2,565,073

General Merchandise - 2.3%

Kohl's Corp. (n)	56,750	$3,008,317

Wal-Mart Stores, Inc.	79,670	3,763,611

		$6,771,928

Insurance - 5.5%

Ace Ltd.	50,940	$2,649,389

Chubb Corp.	32,140	3,067,442

Endurance Specialty Holdings Ltd.	61,950	2,016,472

Genworth Financial, Inc., "A"	114,590	3,830,744

MetLife, Inc.	62,670	3,031,348

2

MFS Variable Insurance Trust - MFS Research Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Insurance - continued

PartnerRe Ltd.	29,940	$1,858,975

		$16,454,370

Internet - 0.9%

Google, Inc., "A" (n)	6,970	$2,718,300

Leisure & Toys - 1.8%

Electronic Arts, Inc. (n)	70,460	$3,855,571

THQ, Inc. (l)(n)	59,390	1,537,607

		$5,393,178

Medical Equipment - 1.5%

Millipore Corp. (n)	63,450	$4,635,657

Metals & Mining - 2.2%

BHP Billiton PLC	224,990	$4,108,281

Companhia Vale do Rio Doce, ADR	48,660	2,361,470

		$6,469,751

Natural Gas - Pipeline - 0.1%

Williams Cos., Inc.	11,600	$248,124

Network & Telecom - 1.1%

Juniper Networks, Inc. (n)	170,050	$3,251,356

Oil Services - 4.7%

GlobalSantaFe Corp.	127,168	$7,725,456

Noble Corp.	59,450	4,821,395

Transocean, Inc. (n)	19,570	1,571,471

		$14,118,322

Personal Computers & Peripherals - 0.7%

EMC Corp. (n)	160,090	$2,182,027

Pharmaceuticals - 7.3%

Eli Lilly & Co.	103,400	$5,718,020

Endo Pharmaceuticals Holdings, Inc. (n)	140,710	4,616,695

Johnson & Johnson	117,840	6,978,485

Wyeth	96,400	4,677,328

		$21,990,528

Specialty Chemicals - 0.8%

Praxair, Inc.	46,140	$2,544,621

Specialty Stores - 3.6%

Chico's FAS, Inc. (n)	56,190	$2,283,562

PETsMART, Inc.	186,660	5,252,612

Williams-Sonoma, Inc. (n)	78,380	3,323,312

		$10,859,486

Telephone Services - 3.5%

American Tower Corp., "A" (n)	32,130	$974,181

CenturyTel, Inc.	26,960	1,054,675

Sprint Nextel Corp.	221,650	5,727,436

TELUS Corp. (non-voting shares)	74,740	2,889,550

		$10,645,842

Tobacco - 2.8%

Altria Group, Inc.	119,150	$8,442,969

Trucking - 0.5%

FedEx Corp.	14,430	$1,629,724

3

MFS Variable Insurance Trust - MFS Research Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Utilities - Electric Power - 2.8%

FPL Group, Inc.	102,110	$4,098,695

NRG Energy, Inc. (n)	96,440	4,361,017

		$8,459,712

Total Common Stocks		$296,972,344

Short-Term Obligations - 0.7%

General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$2,075,000	$2,074,442

Collateral for Securities Loaned - 3.8%

Navigator Securities Lending Prime Portfolio, at Net Asset Value	11,629,224	$11,629,224

Total Investments		$310,676,010

Other Assets, Less Liabilities - (3.3)%		(10,047,997)

Net Assets - 100.0%		$300,628,013

(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in the Portfolio of Investments and is defined:
ADR	American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Variable Insurance Trust - MFS Research Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$291,532,350
Gross unrealized appreciation	$29,349,240
Gross unrealized depreciation	(10,205,580)
Net unrealized appreciation (depreciation)	$19,143,660

The aggregate cost above includes prior fiscal year end tax adjustments.

5

MFS® Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/06

MFS® Investors Trust Series

MFS Variable Insurance Trust - MFS Investors Trust Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006

Issuer	Shares/Par	Value ($)

Common Stocks - 98.4%

Aerospace - 4.1%

Lockheed Martin Corp.	249,080	$18,713,376

United Technologies Corp.	269,400	15,617,118

		$34,330,494

Alcoholic Beverages - 1.0%

Diageo PLC	533,490	$8,398,113

Apparel Manufacturers - 1.0%

NIKE, Inc., "B"	100,380	$8,542,338

Banks & Credit Companies - 8.4%

American Express Co.	191,640	$10,070,682

Bank of America Corp.	325,730	14,833,744

Bank of New York Co., Inc.	121,800	4,389,672

J.P. Morgan Chase & Co.	388,760	16,187,966

SLM Corp.	222,490	11,556,131

Wells Fargo & Co.	202,350	12,924,095

		$69,962,290

Biotechnology - 3.6%

Amgen, Inc. (n)	211,480	$15,385,170

Genzyme Corp. (n)	87,510	5,882,422

Gilead Sciences, Inc. (n)	135,780	8,448,232

		$29,715,824

Broadcast & Cable TV - 2.0%

Viacom, Inc., "B" (n)	125,075	$4,852,910

Walt Disney Co.	419,170	11,690,651

		$16,543,561

Brokerage & Asset Managers - 4.5%

Charles Schwab Corp.	268,740	$4,625,015

Goldman Sachs Group, Inc.	96,410	15,132,514

Legg Mason, Inc.	73,010	9,150,343

Lehman Brothers Holdings, Inc.	62,380	9,015,781

		$37,923,653

Business Services - 2.2%

Accenture Ltd., "A"	165,670	$4,981,697

Amdocs Ltd. (n)	259,570	9,360,094

Getty Images, Inc. (n)	57,670	4,318,330

		$18,660,121

Chemicals - 2.8%

3M Co.	110,240	$8,344,066

Monsanto Co.	95,180	8,066,505

Rohm & Haas Co.	140,290	6,855,972

		$23,266,543

Computer Software - 2.6%

Adobe Systems, Inc. (n)	234,240	$8,179,661

Oracle Corp. (n)	1,010,700	13,836,483

		$22,016,144

Computer Software - Systems - 1.7%

Apple Computer, Inc. (n)	119,100	$7,469,952

Dell, Inc. (n)	229,160	6,819,802

		$14,289,754

1

MFS Variable Insurance Trust - MFS Investors Trust Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Construction - 0.5%

Masco Corp.	138,400	$4,496,616

Consumer Goods & Services - 4.8%

Colgate-Palmolive Co.	165,080	$9,426,068

Procter & Gamble Co.	266,680	15,366,102

Reckitt Benckiser PLC	427,040	15,024,347

		$39,816,517

Electrical Equipment - 1.4%

Tyco International Ltd.	431,760	$11,605,709

Electronics - 3.7%

Intel Corp.	428,250	$8,286,638

Samsung Electronics Co. Ltd., GDR	34,620	11,312,085

SanDisk Corp. (n)	114,810	6,603,871

Xilinx, Inc.	181,600	4,623,536

		$30,826,130

Energy - Independent - 2.0%

EnCana Corp. (l)	96,200	$4,495,426

EOG Resources, Inc.	172,450	12,416,400

		$16,911,826

Energy - Integrated - 4.2%

Amerada Hess Corp.	79,780	$11,360,672

Exxon Mobil Corp.	389,490	23,704,361

		$35,065,033

Food & Non-Alcoholic Beverages - 3.1%

Coca-Cola Co.	148,730	$6,227,325

Nestle S.A.	29,179	8,664,702

PepsiCo, Inc.	189,881	10,973,223

		$25,865,250

Gaming & Lodging - 1.6%

Carnival Corp.	184,510	$8,740,239

Ladbrokes PLC	657,050	4,438,494

		$13,178,733

General Merchandise - 3.1%

Federated Department Stores, Inc.	60,390	$4,408,470

Kohl's Corp. (n)	196,200	10,400,562

Target Corp.	215,330	11,199,313

		$26,008,345

Insurance - 4.7%

Ace Ltd.	124,480	$6,474,205

American International Group, Inc.	363,608	24,030,853

Genworth Financial, Inc., "A"	258,900	8,655,027

		$39,160,085

Internet - 0.7%

Yahoo!, Inc. (n)	184,190	$5,941,969

Leisure & Toys - 1.2%

Electronic Arts, Inc. (n)	174,600	$9,554,112

Machinery & Tools - 1.0%

Caterpillar, Inc.	112,860	$8,104,477

Medical Equipment - 2.9%

Boston Scientific Corp. (l)(n)	210,260	$4,846,493

2

MFS Variable Insurance Trust - MFS Investors Trust Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Medical Equipment - continued

Medtronic, Inc.	193,650	$9,827,738

Zimmer Holdings, Inc. (n)	144,800	9,788,480

		$24,462,711

Network & Telecom - 3.1%

Cisco Systems, Inc. (n)	759,092	$16,449,524

QUALCOMM, Inc.	181,340	9,177,617

		$25,627,141

Oil Services - 4.4%

GlobalSantaFe Corp.	186,770	$11,346,278

Noble Corp.	165,650	13,434,215

Transocean, Inc. (n)	146,410	11,756,723

		$36,537,216

Personal Computers & Peripherals - 2.3%

EMC Corp. (n)	1,433,830	$19,543,103

Pharmaceuticals - 9.9%

Abbott Laboratories	339,740	$14,428,758

Eli Lilly & Co.	228,220	12,620,566

Johnson & Johnson	394,726	23,375,674

Roche Holding AG	64,170	9,557,182

Teva Pharmaceutical Industries Ltd., ADR	181,310	7,466,346

Wyeth	316,190	15,341,539

		$82,790,065

Specialty Chemicals - 1.2%

Praxair, Inc.	178,970	$9,870,196

Specialty Stores - 2.6%

Chico's FAS, Inc. (n)	158,000	$6,421,120

Staples, Inc.	429,815	10,968,879

TJX Cos., Inc. (l)	179,030	4,443,525

		$21,833,524

Telephone Services - 2.0%

Sprint Nextel Corp.	462,720	$11,956,685

TELUS Corp.	110,930	4,350,419

		$16,307,104

Tobacco - 1.7%

Altria Group, Inc.	199,350	$14,125,941

Trucking - 1.1%

FedEx Corp.	78,830	$8,903,060

Utilities - Electric Power - 1.3%

Entergy Corp.	35,310	$2,434,271

Exelon Corp.	165,730	8,767,117

		$11,201,388

Total Common Stocks		$821,385,086

Short-Term Obligations - 1.2%

General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$10,308,000	$10,305,228

Collateral for Securities Loaned - 1.3%

Navigator Securities Lending Prime Portfolio, at Net Asset Value	10,811,804	$10,811,804

3

MFS Variable Insurance Trust - MFS Investors Trust Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Total Investments	$842,502,118

Other Assets, Less Liabilities - (0.9)%	(7,577,818)

Net Assets - 100.0%	$834,924,300

(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Variable Insurance Trust - MFS Investors Trust Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$751,102,377
Gross unrealized appreciation	$103,703,885
Gross unrealized depreciation	(12,304,144)
Net unrealized appreciation (depreciation)	$91,399,741

The aggregate cost above includes prior fiscal year end tax adjustments.

5

MFS® Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/06

MFS® Capital Opportunities Series

MFS INVESTMENT MANAGEMENT®

MFS Variable Insurance Trust - MFS Capital Opportunities Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006

Issuer	Shares/Par	Value ($)

Common Stocks - 97.4%

Aerospace - 2.3%

Lockheed Martin Corp.	22,580	$1,696,435

United Technologies Corp.	31,760	1,841,127

		$3,537,562

Apparel Manufacturers - 1.9%

NIKE, Inc., "B"	34,360	$2,924,036

Banks & Credit Companies - 9.7%

American Express Co.	33,170	$1,743,084

Bank of America Corp.	56,336	2,565,541

Commerce Bancorp, Inc. (l)	76,240	2,794,196

Investors Financial Services Corp. (l)	41,160	1,929,169

J.P. Morgan Chase & Co.	60,170	2,505,479

PNC Financial Services Group, Inc.	25,120	1,690,827

SLM Corp.	28,020	1,455,359

		$14,683,655

Biotechnology - 4.5%

Amgen, Inc. (n)	36,460	$2,652,465

Gen-Probe, Inc. (n)	23,430	1,291,462

Genzyme Corp. (n)	23,681	1,591,837

MedImmune, Inc. (n)	36,140	1,322,001

		$6,857,765

Broadcast & Cable TV - 2.2%

Viacom, Inc., "B" (n)	46,691	$1,811,611

Walt Disney Co.	54,140	1,509,965

		$3,321,576

Brokerage & Asset Managers - 2.0%

Affiliated Managers Group, Inc. (l)(n)	14,770	$1,574,630

Franklin Resources, Inc.	15,500	1,460,720

		$3,035,350

Business Services - 1.6%

Amdocs Ltd. (n)	21,860	$788,272

Getty Images, Inc. (n)	20,930	1,567,238

		$2,355,510

Chemicals - 1.0%

3M Co.	19,810	$1,499,419

Computer Software - 3.3%

Oracle Corp. (n)	219,273	$3,001,847

Symantec Corp. (n)	118,880	2,000,750

		$5,002,597

Computer Software - Systems - 2.9%

CDW Corp.	26,160	$1,539,516

Dell, Inc. (n)	67,150	1,998,384

MICROS Systems, Inc. (n)	17,810	820,507

		$4,358,407

Consumer Goods & Services - 3.2%

Estee Lauder Cos., Inc., "A"	50,010	$1,859,872

ITT Educational Services, Inc. (n)	23,400	1,498,770

Strayer Education, Inc.	14,410	1,473,567

		$4,832,209

1

MFS Variable Insurance Trust - MFS Capital Opportunities Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Containers - 1.6%

Owens-Illinois, Inc. (n)	142,470	$2,474,704

Electrical Equipment - 2.2%

Tyco International Ltd.	123,611	$3,322,664

Electronics - 3.1%

Intel Corp.	157,240	$3,042,594

Samsung Electronics Co. Ltd., GDR	4,970	1,623,948

		$4,666,542

Energy - Independent - 0.5%

Arch Coal, Inc. (l)	10,840	$823,190

Energy - Integrated - 4.3%

Amerada Hess Corp.	18,050	$2,570,320

Exxon Mobil Corp.	63,870	3,887,128

		$6,457,448

Food & Drug Stores - 0.6%

CVS Corp.	28,610	$854,581

Food & Non-Alcoholic Beverages - 2.6%

Nestle S.A.	9,647	$2,864,676

PepsiCo, Inc.	18,600	1,074,894

		$3,939,570

General Merchandise - 3.0%

Kohl's Corp. (n)	55,360	$2,934,634

Wal-Mart Stores, Inc.	35,880	1,694,971

		$4,629,605

Insurance - 2.9%

Berkshire Hathaway, Inc., "B" (n)	670	$2,018,040

St. Paul Travelers Cos., Inc.	55,430	2,316,420

		$4,334,460

Internet - 1.1%

Yahoo!, Inc. (n)	51,300	$1,654,938

Leisure & Toys - 1.1%

Electronic Arts, Inc. (n)	29,970	$1,639,958

Medical Equipment - 5.2%

Advanced Medical Optics, Inc. (n)	36,260	$1,691,166

Medtronic, Inc.	36,750	1,865,063

Millipore Corp. (n)	23,370	1,707,412

St. Jude Medical, Inc. (n)	28,630	1,173,830

Ventana Medical Systems, Inc. (n)	13,100	547,187

Zimmer Holdings, Inc. (n)	13,380	904,488

		$7,889,146

Metals & Mining - 1.9%

BHP Billiton Ltd., ADR	74,200	$2,956,870

Network & Telecom - 6.2%

Cisco Systems, Inc. (n)	175,660	$3,806,552

Juniper Networks, Inc. (n)	114,710	2,193,255

NICE Systems Ltd., ADR (n)	31,830	1,622,057

Nortel Networks Corp. (n)	306,690	935,405

TomTom N.V. (n)	23,910	845,815

		$9,403,084

2

MFS Variable Insurance Trust - MFS Capital Opportunities Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Oil Services - 4.0%

GlobalSantaFe Corp.	39,735	$2,413,901

National Oilwell Varco, Inc. (n)	22,930	1,470,272

Noble Corp.	27,810	2,255,391

		$6,139,564

Personal Computers & Peripherals - 1.1%

EMC Corp. (n)	117,580	$1,602,615

Pharmaceuticals - 11.2%

Eli Lilly & Co.	40,460	$2,237,438

Endo Pharmaceuticals Holdings, Inc. (n)	34,300	1,125,383

Johnson & Johnson	92,790	5,495,024

Roche Holding AG	10,200	1,519,141

Wyeth	136,843	6,639,622

		$17,016,608

Specialty Chemicals - 0.6%

Praxair, Inc.	17,510	$965,677

Specialty Stores - 4.4%

Advance Auto Parts, Inc.	36,530	$1,521,109

CarMax, Inc. (l)(n)	53,740	1,756,223

PETsMART, Inc.	71,210	2,003,849

Urban Outfitters, Inc. (n)	59,010	1,448,105

		$6,729,286

Tobacco - 1.5%

Altria Group, Inc.	32,650	$2,313,579

Trucking - 1.6%

FedEx Corp.	21,820	$2,464,351

Utilities - Electric Power - 2.1%

Constellation Energy Group, Inc.	24,870	$1,360,638

NRG Energy, Inc. (n)	38,930	1,760,412

		$3,121,050

Total Common Stocks		$147,807,576

Short-Term Obligations - 2.7%

General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$4,120,000	$4,118,892

Collateral for Securities Loaned - 5.1%

Navigator Securities Lending Prime Portfolio	7,679,084	$7,679,084

Total Investments		$159,605,552

Other Assets, Less Liabilities - (5.2)%		(7,859,137)

Net Assets - 100.0%		$151,746,415

(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Variable Insurance Trust - Capital Opportunities Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$152,863,214
Gross unrealized appreciation	$9,796,744
Gross unrealized depreciation	(3,054,406)
Net unrealized appreciation (depreciation)	$6,742,338

The aggregate cost above includes prior fiscal year end tax adjustments.

4

MFS® Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/06

MFS® Utilities Series

M F S
INVESTMENT MANAGEMENT®

MFS Variable Insurance Trust - MFS Utilities Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006

Issuer	Shares/Par	Value ($)

Common Stocks - 89.5%

Broadcast & Cable TV - 5.5%

Citadel Broadcasting Corp.	395,300	$4,383,877

Comcast Corp., "Special A" (l)(n)	681,900	17,811,228

Grupo Televisa S.A., ADR	917,200	18,252,280

News Corp., "A"	451,300	7,496,093

TV Azteca S.A. de C.V.	5,644,800	3,560,718

Viacom, Inc., "B" (n)	265,810	10,313,428

		$61,817,624

Energy - Independent - 1.1%

Anadarko Petroleum Corp.	10,500	$1,060,605

Occidental Petroleum Corp.	59,200	5,484,880

Rosetta Resources, Inc. (a)(n)	286,080	5,137,997

XTO Energy, Inc.	13,200	575,124

		$12,258,606

Energy - Integrated - 2.6%

Amerada Hess Corp.	61,800	$8,800,320

Chevron Corp.	91,400	5,298,458

Exxon Mobil Corp.	139,900	8,514,314

TOTAL S.A.	27,300	7,204,956

		$29,818,048

Natural Gas - Distribution - 4.7%

AGL Resources, Inc. (l)	364,210	$13,129,770

Energen Corp.	358,700	12,554,500

Equitable Resources, Inc.	371,700	13,570,767

Questar Corp.	194,270	13,608,614

		$52,863,651

Natural Gas - Pipeline - 6.3%

El Paso Corp.	862,000	$10,387,100

Enagas S.A.	1,012,500	20,068,877

Kinder Morgan, Inc. (l)	77,200	7,101,628

Williams Cos., Inc.	1,583,765	33,876,733

		$71,434,338

Oil Services - 3.8%

ENSCO International, Inc.	117,600	$6,050,520

GlobalSantaFe Corp.	315,900	19,190,925

National Oilwell Varco, Inc. (n)	65,100	4,174,212

Noble Corp.	64,800	5,255,280

Smith International, Inc.	149,800	5,836,208

Transocean, Inc. (n)	34,100	2,738,230

		$43,245,375

Telecommunications - Wireless - 2.1%

América Móvil S.A. de C.V., "L", ADR	161,000	$5,515,860

Hutchison Telecommunications International Ltd. (n)	3,222,000	5,501,907

PT Indosat Tbk.	1,033,500	585,730

Rogers Communications, Inc., "B"	82,100	3,130,530

Vimpel-Communications, ADR (l)(n)	38,400	1,651,584

Vodafone Group PLC	3,823,176	8,000,165

		$24,385,776

Telephone Services - 13.4%

Alltel Corp.	132,200	$8,559,950

AT&T, Inc.	237,000	6,408,480

CenturyTel, Inc.	14,500	567,240

1

MFS Variable Insurance Trust - MFS Utilities Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Telephone Services - continued

Citizens Communications Co.	974,700	$12,934,269

FastWeb S.p.A.	157,917	8,061,659

France Telecom S.A.	673,670	15,157,775

KT Freetel Co. Ltd.	248,050	6,598,840

NTL, Inc. (l)	210,750	6,134,933

Philippine Long Distance Telephone Co.	31,200	1,175,342

Singapore Telecommunications Ltd.	3,524,000	5,777,049

Sprint Nextel Corp.	1,250,900	32,323,256

Telecom Argentina S.A., ADR (l)(n)	78,700	1,065,598

Telecom Corp. of New Zealand Ltd.	1,523,064	5,195,137

Telefonica S.A.	135,600	2,128,824

Telekomunikacja Polska S.A., GDR	324,350	2,173,145

Telenor A.S.A.	1,328,200	14,284,880

TELUS Corp. (non-voting shares)	611,160	23,628,277

		$152,174,654

Utilities - Electric Power - 50.0%

AES Corp. (n)	1,564,100	$26,683,546

AES Tiete S.A., IPS	359,750,900	9,974,609

Ameren Corp. (l)	97,400	4,852,468

CMS Energy Corp. (n)	1,796,400	23,263,380

Constellation Energy Group, Inc.	790,650	43,256,461

CPFL Energia S.A., ADR (l)	289,980	12,179,160

Dominion Resources, Inc.	168,410	11,625,342

Duke Energy Corp. (l)(n)	377,500	11,004,125

E.ON AG	205,200	22,590,264

Edison International	478,100	19,688,158

Endesa S.A.	330,500	10,673,724

Enel S.p.A.	1,434,970	12,142,512

Enersis S.A., ADR (l)	416,900	4,944,434

Entergy Corp.	77,960	5,374,562

Entergy Corp.	497,420	25,258,988

Equatorial Energia S.A. (n)	102,800	688,817

Exelon Corp.	831,100	43,965,190

FirstEnergy Corp.	665,900	32,562,510

Fortum Corp.	86,040	2,171,658

FPL Group, Inc.	745,000	29,904,300

Iberdrola S.A.	32,800	1,059,298

International Power PLC	4,468,300	21,959,193

Mirant Corp. (n)	622,300	15,557,500

NRG Energy, Inc. (n)	1,170,000	52,907,400

PPL Corp.	625,100	18,377,940

Reliant Energy, Inc. (n)	622,300	6,583,934

RWE AG	223,300	19,442,155

SCANA Corp. (l)	108,300	4,249,692

Scottish & Southern Energy PLC	190,600	3,746,769

Suez S.A.	248,411	9,793,358

Tractebel Energia S.A.	240,240	2,042,706

TXU Corp.	960,220	42,979,447

Veolia Environment	63,760	3,542,488

Xcel Energy, Inc.	648,200	11,764,830

		$566,810,918

Total Common Stocks		$1,014,808,990

Bonds - 4.8%

Asset Backed & Securitized - 0.0%

Falcon Franchise Loan LLC, FRN, 3.0639%, 2023 (a)(i)	$607,427	$69,028

2

MFS Variable Insurance Trust - MFS Utilities Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Bonds - continued

Network & Telecom - 1.0%

Citizens Communications Co., 9%, 2031	$4,456,000	$4,762,350

Qwest Corp., 8.875%, 2012	6,000,000	6,705,000

		$11,467,350

Telecommunications - Wireless - 0.6%

Rogers Wireless, Inc., 8%, 2012	$6,320,000	$6,707,100

Utilities - Electric Power - 3.2%

Allegheny Energy Supply Co. LLC, 8.25%, 2012 (a)	$6,000,000	$6,577,500

Beaver Valley Funding Corp., 9%, 2017	737,000	832,250

CMS Energy Corp., 8.5%, 2011	2,840,000	3,067,200

Empresa Nacional de Electricidad S.A., 8.35%, 2013	3,228,000	3,572,679

Enersis S.A., 7.375%, 2014	2,709,000	2,834,400

NRG Energy, Inc., 7.25%, 2014	6,005,000	6,102,581

PSEG Energy Holdings LLC, 8.625%, 2008	3,158,000	3,292,215

TXU Eastern Funding Co., 6.75%, 2009 (d)	16,000	1,040

TXU Energy Co., 7%, 2013	9,890,000	10,301,098

		$36,580,963

Total Bonds		$54,824,441

Convertible Preferred Stocks - 1.5%

Natural Gas - Pipeline - 1.1%

El Paso Corp., 4.99% (a)	11,000	$11,895,125

Utilities - Electric Power - 0.4%

NRG Energy, Inc., 5.75%	20,300	$4,846,625

Total Convertible Preferred Stocks		$16,741,750

Short-Term Obligations - 3.4%

General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$38,932,000	$38,921,532

Collateral for Securities Loaned - 2.0%

Navigator Securities Lending Prime Portfolio, at Net Asset Value	22,779,791	$22,779,791

Total Investments(k)		$1,148,076,504

Other Assets, Less Liabilities - (1.2)%		(13,919,486)

Net Assets - 100.0%		$1,134,157,018

(a)	SEC Rule 144A restriction.
(d)	Non-income producing security – in default.
(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k)	As of March 31, 2006, the series had one security that was fair valued, aggregating $5,137,997 and 0.5% of net assets, in accordance with the policies adopted by the Board of Trustees.
(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.
GDR	Global Depository Receipt
IPS	International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. Dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below.
EUR	Euro
GBP	British Pound

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Variable Insurance Trust - MFS Utilities Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,075,652,386
Gross unrealized appreciation	$93,993,325
Gross unrealized depreciation	(21,569,207)
Net unrealized appreciation (depreciation)	$72,424,118

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Forward Foreign Currency Exchange Contracts

Sales and Purchases in the table below are reported by currency.

Contracts to Deliver/Receive		Settlement Date	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)

Sales
EUR	76,402,814	4/07/2006-5/17/2006	$91,534,655	$92,720,805	$(1,186,150)
GBP	11,923,712	4/28/2006-6/05/2006	20,923,910	20,721,097	202,813
			$112,458,565	$113,441,902	$(983,337)

Purchases
EUR	13,527,954	4/10/2006-5/17/2006	$16,209,739	$16,417,294	$207,555
GBP	879,422	5/17/2006-5/30/2006	1,536,536	1,528,181	(8,355)
			$17,746,275	$17,945,475	$199,200

At March 31, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2006, are as follows:

United States	68.6%
Germany	3.7%
France	3.1%
Spain	3.0%
Great Britain	3.0%
Canada	3.0%
Mexico	2.4%
Brazil	2.2%
Italy	1.8%
Others	9.2%

4

MFS® Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/06

MFS® Emerging Growth Series

MFS INVESTMENT MANAGEMENT®

MFS Variable Insurance Trust - MFS Emerging Growth Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006

Issuer	Shares/Par	Value ($)

Common Stocks - 98.8%

Automotive - 1.6%

Harman International Industries, Inc.	120,270	$13,365,605

Banks & Credit Companies - 1.1%

Euronet Worldwide, Inc. (l)(n)	45,300	$1,713,699

SLM Corp.	135,030	7,013,458

		$8,727,157

Biotechnology - 6.4%

Celgene Corp. (n)	298,180	$13,185,519

Gen-Probe, Inc. (n)	113,760	6,270,451

Genzyme Corp. (n)	137,100	9,215,862

Gilead Sciences, Inc. (n)	194,990	12,132,278

Human Genome Sciences, Inc. (l)(n)	111,250	1,209,288

ImClone Systems, Inc. (l)(n)	47,340	1,610,507

Keryx Biopharmaceuticals, Inc. (l)(n)	24,400	466,284

MedImmune, Inc. (n)	101,410	3,709,578

Neurochem, Inc. (n)	30,930	433,639

Neurocrine Biosciences, Inc. (l)(n)	61,650	3,978,891

		$52,212,297

Broadcast & Cable TV - 1.7%

Grupo Televisa S.A., ADR	546,680	$10,878,932

XM Satellite Radio Holdings, Inc., "A" (l)(n)	133,540	2,973,936

		$13,852,868

Brokerage & Asset Managers - 8.4%

Charles Schwab Corp.	416,800	$7,173,128

Chicago Mercantile Exchange Holdings, Inc.	26,020	11,643,950

Deutsche Boerse AG	39,700	5,727,271

Euronext N.V.	85,970	7,092,271

Franklin Resources, Inc.	21,260	2,003,542

Goldman Sachs Group, Inc.	50,120	7,866,835

Greenhill & Co., Inc. (l)	44,660	2,952,473

IntercontinentalExchange, Inc. (n)	99,750	6,887,738

Lazard Ltd. (l)	95,310	4,217,468

Legg Mason, Inc.	75,300	9,437,349

Singapore Exchange Ltd.	1,225,000	3,031,240

		$68,033,265

Business Services - 7.2%

Amdocs Ltd. (n)	327,480	$11,808,929

Cognizant Technology Solutions Corp., "A" (n)	114,730	6,825,287

Corporate Executive Board Co.	69,920	7,054,928

Equinix, Inc. (l)(n)	122,700	7,879,794

First Data Corp.	340,700	15,951,574

Getty Images, Inc. (n)	123,560	9,252,173

		$58,772,685

Chemicals - 1.2%

Monsanto Co.	114,700	$9,720,825

Nalco Holding Co. (n)	20,430	361,611

		$10,082,436

Computer Software - 3.9%

Adobe Systems, Inc. (n)	505,750	$17,660,790

Akamai Technologies, Inc. (n)	129,900	4,272,411

MicroStrategy, Inc., "A" (n)	30,980	3,261,884

1

MFS Variable Insurance Trust - MFS Emerging Growth Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Computer Software - continued

TIBCO Software, Inc. (n)	814,420	$6,808,551

		$32,003,636

Computer Software - Systems - 1.2%

Apple Computer, Inc. (n)	32,530	$2,040,281

MICROS Systems, Inc. (n)	64,400	2,966,908

Rackable Systems, Inc. (n)	36,800	1,944,880

Satyam Computer Services Ltd., ADR (l)	61,500	2,691,240

		$9,643,309

Construction - 0.3%

CEMEX S.A. de C.V., ADR	39,850	$2,601,408

Consumer Goods & Services - 3.3%

eBay, Inc. (n)	185,400	$7,241,724

ITT Educational Services, Inc. (n)	56,250	3,602,813

Monster Worldwide, Inc. (n)	179,570	8,953,360

Strayer Education, Inc.	69,860	7,143,884

		$26,941,781

Electrical Equipment - 0.7%

Rockwell Automation, Inc.	78,750	$5,662,913

Electronics - 4.7%

Marvell Technology Group Ltd. (n)	130,030	$7,034,623

Samsung Electronics Co. Ltd., GDR	47,920	15,657,860

SanDisk Corp. (n)	150,730	8,669,990

Tessera Technologies, Inc. (l)(n)	27,270	874,822

Xilinx, Inc.	235,500	5,995,830

		$38,233,125

Energy - Independent - 1.5%

EOG Resources, Inc. (l)	84,050	$6,051,600

Peabody Energy Corp. (l)	114,340	5,763,879

		$11,815,479

Food & Drug Stores - 0.9%

Walgreen Co.	167,820	$7,238,077

Food & Non-Alcoholic Beverages - 0.4%

PepsiCo, Inc.	58,100	$3,357,599

Gaming & Lodging - 3.3%

Great Canadian Gaming Corp. (n)	143,700	$1,542,344

International Game Technology	278,780	9,818,632

Las Vegas Sands Corp. (n)	113,270	6,417,878

MGM Mirage (n)	57,400	2,473,366

Station Casinos, Inc.	10,800	857,196

Wynn Resorts Ltd. (n)	74,000	5,686,900

		$26,796,316

General Merchandise - 2.1%

Costco Wholesale Corp.	117,600	$6,369,216

Kohl's Corp. (n)	153,900	8,158,239

Wal-Mart de Mexico S.A. de C.V.	800,720	2,117,412

		$16,644,867

Health Maintenance Organizations - 1.0%

WellPoint, Inc. (n)	104,930	$8,124,730

2

MFS Variable Insurance Trust - MFS Emerging Growth Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Internet - 3.3%

Google, Inc., "A" (n)	45,150	$17,608,500

Yahoo!, Inc. (n)	281,820	9,091,513

		$26,700,013

Leisure & Toys - 2.7%

Activision, Inc. (n)	347,903	$4,797,582

Electronic Arts, Inc. (n)	238,790	13,066,589

THQ, Inc. (l)(n)	143,480	3,714,697

		$21,578,868

Medical Equipment - 5.9%

Advanced Medical Optics, Inc. (n)	225,030	$10,495,399

Cytyc Corp. (n)	537,100	15,135,478

Millipore Corp. (n)	179,060	13,082,124

ResMed, Inc. (n)	66,550	2,926,869

St. Jude Medical, Inc. (n)	150,390	6,165,990

		$47,805,860

Metals & Mining - 1.2%

BHP Billiton Ltd., ADR (l)	133,300	$5,312,005

Companhia Vale do Rio Doce, ADR	85,350	4,142,036

		$9,454,041

Network & Telecom - 11.1%

Corning, Inc. (n)	537,420	$14,461,972

F5 Networks, Inc. (n)	140,960	10,218,190

Harris Corp.	69,700	3,296,113

Juniper Networks, Inc. (n)	730,036	13,958,288

NICE Systems Ltd., ADR (n)	85,500	4,357,080

Nokia Corp., ADR (l)	560,910	11,622,055

Nortel Networks Corp. (n)	971,000	2,961,550

QUALCOMM, Inc.	293,150	14,836,322

Research In Motion Ltd. (n)	66,870	5,675,926

Telefonaktiebolaget LM Ericsson, ADR	238,700	9,003,764

		$90,391,260

Oil Services - 6.1%

BJ Services Co.	155,040	$5,364,384

ENSCO International, Inc.	122,050	6,279,473

GlobalSantaFe Corp.	250,650	15,226,988

National Oilwell Varco, Inc. (n)	136,370	8,744,044

Noble Corp.	94,080	7,629,888

Schlumberger Ltd.	13,100	1,658,067

Smith International, Inc.	126,140	4,914,414

		$49,817,258

Personal Computers & Peripherals - 1.4%

EMC Corp. (n)	812,780	$11,078,191

Pharmaceuticals - 3.1%

Allergan, Inc.	117,640	$12,763,940

Endo Pharmaceuticals Holdings, Inc. (n)	103,700	3,402,397

Medicis Pharmaceutical Corp., "A"	38,300	1,248,580

Roche Holding AG (l)	54,100	8,057,403

		$25,472,320

Pollution Control - 0.4%

Waste Management, Inc.	94,000	$3,318,200

3

MFS Variable Insurance Trust - MFS Emerging Growth Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Printing & Publishing - 0.2%

Playboy Enterprises, Inc.,"B" (n)	117,390	$1,666,938

Restaurants - 1.4%

Cheesecake Factory, Inc. (l)(n)	68,330	$2,558,958

Starbucks Corp. (n)	239,130	9,000,853

		$11,559,811

Specialty Stores - 4.5%

Aeropostale, Inc. (n)	138,460	$4,175,954

AutoZone, Inc. (n)	28,500	2,841,165

Best Buy Co., Inc.	141,310	7,903,468

Chico's FAS, Inc. (n)	197,510	8,026,806

Circuit City Stores, Inc. (l)	80,470	1,969,906

Rent-A-Center, Inc. (n)	80,800	2,067,672

Submarino S.A.	212,600	5,496,751

Urban Outfitters, Inc. (n)	67,130	1,647,370

Williams-Sonoma, Inc. (n)	56,590	2,399,416

		$36,528,508

Telecommunications - Wireless - 1.3%

America Movil S.A. de C.V., "L", ADR	243,080	$8,327,921

NII Holdgs, inc (n)	35,000	2,063,950

		$10,391,871

Telephone Services - 3.9%

American Tower Corp., "A" (n)	628,213	$19,047,418

Level 3 Communications, Inc. (n)	361,700	1,873,606

Orascom Telecom Holding (S.A.E), GDR	33,180	1,814,946

Sprint Nextel Corp.	335,390	8,666,478

		$31,402,448

Trucking - 1.4%

FedEx Corp.	61,300	$6,923,222

UTi Worldwide, Inc. (l)	128,250	4,052,700

		$10,975,922

Total Common Stocks		$802,251,062

Short-Term Obligations - 2.0%

General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$16,031,000	$16,026,689

Collateral for Securities Loaned - 7.0%

Morgan Stanley, 4.895%, dated 03/31/06, due 04/03/06, total to be received $7,601,500 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account)	7,598,400	$7,598,400

Navigator Securities Lending Prime Portfolio, at Net Asset Value	49,210,103	49,210,103

Total Collateral for Securities Loaned		$56,808,503

Total Investments		$875,086,254

Other Assets, Less Liabilities - (7.8)%		(63,444,304)

Net Assets - 100.0%		$811,641,950

(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Variable Insurance Trust - MFS Emerging Growth Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$746,469,575
Gross unrealized appreciation	$138,142,743
Gross unrealized depreciation	(9,526,064)
Net unrealized appreciation (depreciation)	$128,616,679

The aggregate cost above includes prior fiscal year end tax adjustments.

5

MFS® Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/06

MFS® Global Equity Series

POLE

MFS INVESTMENT MANAGEMENT®

MFS Variable Insurance Trust - MFS Global Equity Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006

Issuer	Shares/Par	Value ($)

Common Stocks - 97.9%

Alcoholic Beverages - 2.4%

Diageo PLC	38,719	$609,503

Pernod Ricard S.A. (l)	1,700	325,830

		$935,333

Apparel Manufacturers - 2.4%

LVMH Moet Hennessy Louis Vuitton S.A.	6,220	$610,027

NIKE, Inc., "B"	3,870	329,337

		$939,364

Automotive - 4.0%

Bayerische Motoren Werke AG	5,030	$277,148

Bridgestone Corp.	15,000	312,885

Harley-Davidson, Inc.	8,850	459,138

Toyota Motor Corp. (l)	9,600	524,474

		$1,573,645

Banks & Credit Companies - 10.3%

American Express Co.	14,390	$756,195

Banco Bilbao Vizcaya Argentaria S.A. (l)	21,860	456,345

Bangkok Bank Public Co. Ltd.	64,800	193,358

Credit Agricole S.A. (l)	8,640	336,329

Erste Bank der Oesterreichischen Sparkassen AG	3,310	195,259

OTP Bank Ltd., GDR	2,660	184,870

Powszechna Kasa Oszczednosci Bank Polski S.A.	9,070	97,268

PT Bank Central Asia Tbk.	375,500	172,523

Shinsei Bank Ltd.	45,000	315,052

Svenska Handelsbanken AB, "A"	6,200	172,408

UBS AG	7,043	773,879

UniCredito Italiano S.p.A. (l)	63,160	456,733

		$4,110,219

Biotechnology - 0.6%

Gilead Sciences, Inc. (n)	3,930	$244,525

Broadcast & Cable TV - 3.6%

CBS Corp., "B"	8,585	$205,868

Viacom, Inc., "B" (n)	8,585	333,098

Walt Disney Co.	25,850	720,957

WPP Group PLC	13,480	161,637

		$1,421,560

Brokerage & Asset Managers - 2.6%

Goldman Sachs Group, Inc.	4,380	$687,485

Julius Baer Holding Ltd.	3,961	358,336

		$1,045,821

Business Services - 1.7%

Accenture Ltd., "A"	12,050	$362,344

DST Systems, Inc. (n)	5,270	305,344

		$667,688

Chemicals - 1.5%

3M Co.	7,790	$589,625

Bayer AG	230	9,218

		$598,843

Computer Software - 1.8%

Oracle Corp. (n)	52,590	$719,957

1

MFS Variable Insurance Trust - MFS Global Equity Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Computer Software - Systems - 1.0%

Dell, Inc. (n)	13,410	$399,082

Consumer Goods & Services - 7.7%

Alberto-Culver Co.	6,600	$291,918

Colgate-Palmolive Co.	3,440	196,424

Estee Lauder Cos., Inc., "A"	11,100	412,809

Kao Corp. (l)	8,000	210,714

L'Oreal S.A. (l)	3,870	341,080

Procter & Gamble Co.	6,609	380,811

Reckitt Benckiser PLC	35,010	1,231,740

		$3,065,496

Electrical Equipment - 2.3%

Nitto Denko Corp. (l)	1,400	$118,833

Schneider Electric S.A. (l)	7,460	805,799

		$924,632

Electronics - 7.0%

Canon, Inc.	7,600	$503,029

Intel Corp.	29,100	563,085

Nintendo Co. Ltd. (l)	2,900	433,663

OMRON Corp.	5,900	169,438

Ricoh Co. Ltd.	17,000	332,215

Samsung Electronics Co. Ltd.	1,230	797,468

		$2,798,898

Energy - Integrated - 4.7%

BP PLC	33,187	$380,940

Chevron Corp.	8,170	473,615

Exxon Mobil Corp.	6,380	388,287

TOTAL S.A. (l)	2,440	643,959

		$1,886,801

Food & Drug Stores - 1.3%

Tesco PLC	88,040	$504,524

Food & Non-Alcoholic Beverages - 4.3%

General Mills, Inc.	3,870	$196,132

Nestle S.A. (l)	4,065	1,207,101

PepsiCo, Inc.	5,060	292,417

		$1,695,650

Gaming & Lodging - 3.2%

Ladbrokes PLC	122,370	$826,632

William Hill Organization Ltd.	42,400	441,411

		$1,268,043

General Merchandise - 1.2%

Wal-Mart Stores, Inc.	10,260	$484,682

Insurance - 5.8%

Assicurazioni Generali S.p.A.	12,600	$474,747

AXA (l)	19,570	687,068

Genworth Financial, Inc., "A"	6,880	229,998

Lincoln National Corp.	5,160	281,684

QBE Insurance Group Ltd. (l)	15,954	250,233

Swiss Reinsurance Co. (l)	5,440	380,268

		$2,303,998

2

MFS Variable Insurance Trust - MFS Global Equity Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Machinery & Tools - 0.8%

Atlas Copco AB, "A" (l)	6,020	$169,336

Sandvik AB	2,780	164,430

		$333,766

Medical Equipment - 4.5%

DENTSPLY International, Inc.	5,220	$303,543

Fisher Scientific International, Inc. (n)	8,440	574,342

Medtronic, Inc.	4,850	246,138

Smith & Nephew PLC	26,940	239,060

Waters Corp. (n)	10,180	439,267

		$1,802,350

Natural Gas - Distribution - 0.5%

Tokyo Gas Co. Ltd. (l)	44,000	$192,532

Network & Telecom - 0.8%

Ericsson, Inc., "B" (l)	80,820	$307,269

Pharmaceuticals - 11.6%

AstraZeneca PLC	5,910	$297,628

Eli Lilly & Co.	12,200	674,660

GlaxoSmithKline PLC	20,700	540,997

Johnson & Johnson	16,750	991,935

Roche Holding AG	5,260	783,400

Sanofi-Aventis (l)	8,410	800,343

Schering AG	5,090	529,377

		$4,618,340

Railroad & Shipping - 0.6%

Canadian National Railway Co.	4,814	$217,978

Specialty Chemicals - 4.6%

Asahi Glass Co. Ltd. (l)	32,000	$478,253

Kaneka Corp.	13,000	155,852

L'Air Liquide S.A., Bearer Shares	3,748	780,608

Praxair, Inc.	7,500	413,625

		$1,828,338

Specialty Stores - 2.0%

Esprit Holdings Ltd.	26,000	$202,387

Home Depot, Inc.	6,580	278,334

NEXT PLC	11,350	325,213

		$805,934

Telecommunications - Wireless - 0.8%

Hutchison Telecommunications International Ltd. (n)	184,000	$314,200

Telephone Services - 0.7%

Singapore Telecommunications Ltd.	165,000	$270,492

Utilities - Electric Power - 1.6%

E.ON AG	3,910	$430,448

Iberdrola S.A.	6,060	195,712

		$626,160

Total Common Stocks		$38,906,120

Collateral for Securities Loaned - 18.0%

Navigator Securities Lending Prime Portfolio, at Net Asset Value	7,154,884	$7,154,884

3

MFS Variable Insurance Trust - MFS Global Equity Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Repurchase Agreement - 4.0%

Morgan Stanley, 4.81%, dated 3/31/06, due 4/03/06, total to be received $1,612,000 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account)	$1,612,000	$1,612,000

Total Investments		$47,673,004

Other Assets, Less Liabilities - (19.9)%		(7,919,254)

Net Assets - 100.0%		$39,753,750

(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.

The following abbreviations are used in the Portfolio of Investments and are defined:
GDR	Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Variable Insurance Trust - MFS Global Equity Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$41,101,873
Gross unrealized appreciation	$7,040,716
Gross unrealized depreciation	(469,585)
Net unrealized appreciation (depreciation)	$6,571,131

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Securities Lending Collateral

At March 31, 2006, the value of securities loaned was $6,827,474. These loans were collateralized by cash of $7,154,884 and non-cash U.S. Treasury obligations of $19,713.

(3) Country Weightings Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2006, are as follows:

United States	35.7%
Great Britain	14.0%
France	13.4%
Japan	9.4%
Switzerland	8.8%
Germany	3.1%
Italy	2.3%
Sweden	2.0%
South Korea	2.0%
Others	9.3%

MFS® Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/06

MFS® Total Return Series

MFS Variable Insurance Trust - MFS Total Return Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006

Issuer	Shares/Par	Value ($)

Common Stocks - 59.5%

Aerospace - 1.8%

Lockheed Martin Corp.	418,780	$31,462,941

Northrop Grumman Corp. (l)	247,960	16,933,188

United Technologies Corp.	293,060	16,988,688

		$65,384,817

Alcoholic Beverages - 0.5%

Diageo PLC	905,682	$14,257,099

Molson Coors Brewing Co.	64,400	4,419,128

		$18,676,227

Apparel Manufacturers - 0.2%

NIKE, Inc., "B"	90,000	$7,659,000

Automotive - 0.2%

Johnson Controls, Inc.	95,380	$7,242,203

Banks & Credit Companies - 8.9%

American Express Co.	214,930	$11,294,571

Bank of America Corp.	1,915,191	87,217,798

Bank of New York Co., Inc.	268,780	9,686,831

Capital One Financial Corp.	118,530	9,544,036

Citigroup, Inc.	804,473	37,995,260

Countrywide Financial Corp.	228,840	8,398,428

Fannie Mae	193,800	9,961,320

Freddie Mac	52,980	3,231,780

J.P. Morgan Chase & Co.	1,277,954	53,214,005

PNC Financial Services Group, Inc.	681,000	45,838,110

SunTrust Banks, Inc.	314,760	22,901,938

UBS AG	65,468	7,193,568

Wells Fargo & Co.	176,790	11,291,577

		$317,769,222

Broadcast & Cable TV - 1.0%

CBS Corp., "B"	1,022,395	$24,517,032

Viacom, Inc., "B" (n)	127,420	4,943,896

Walt Disney Co.	163,940	4,572,287

		$34,033,215

Brokerage & Asset Managers - 3.6%

Ameriprise Financial, Inc.	15,658	$705,549

Franklin Resources, Inc.	102,360	9,646,406

Goldman Sachs Group, Inc.	144,210	22,635,202

Lehman Brothers Holdings, Inc.	104,750	15,139,517

Mellon Financial Corp.	1,257,125	44,753,650

Merrill Lynch & Co., Inc.	351,540	27,687,290

Morgan Stanley	132,800	8,342,496

		$128,910,110

Business Services - 0.3%

Accenture Ltd., "A"	379,580	$11,413,971

Chemicals - 1.6%

3M Co.	104,470	$7,907,334

Dow Chemical Co.	133,790	5,431,874

E.I. du Pont de Nemours & Co. (l)	350,760	14,805,580

Nalco Holding Co. (n)	433,920	7,680,384

PPG Industries, Inc.	234,630	14,863,811

1

MFS Variable Insurance Trust - MFS Total Return Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Chemicals - continued

Syngenta AG	50,910	$7,156,503

		$57,845,486

Computer Software - 2.5%

Compuware Corp. (l)(n)	1,990,410	$15,584,910

Oracle Corp. (n)	2,117,130	28,983,510

Symantec Corp. (l)(n)	2,677,380	45,060,305

		$89,628,725

Computer Software - Systems - 1.2%

Dell, Inc. (n)	456,800	$13,594,368

International Business Machines Corp.	80,110	6,606,672

Sun Microsystems, Inc. (l)(n)	4,367,710	22,406,352

		$42,607,392

Construction - 1.5%

Masco Corp.	1,542,220	$50,106,728

Sherwin-Williams Co.	46,880	2,317,747

		$52,424,475

Consumer Goods & Services - 0.7%

Alberto-Culver Co.	90,600	$4,007,238

Colgate-Palmolive Co.	122,310	6,983,901

Estee Lauder Cos., Inc., "A" (l)	275,010	10,227,622

Kimberly-Clark Corp. (l)	38,230	2,209,694

		$23,428,455

Containers - 0.7%

Owens-Illinois, Inc. (n)	1,429,850	$24,836,494

Smurfit-Stone Container Corp. (n)	128,360	1,741,845

		$26,578,339

Electrical Equipment - 2.0%

Cooper Industries Ltd., "A"	73,390	$6,377,591

General Electric Co.	647,080	22,505,442

Hubbell, Inc., "B" (l)	32,250	1,653,135

Tyco International Ltd.	1,415,910	38,059,661

W.W. Grainger, Inc. (l)	52,640	3,966,424

		$72,562,253

Electronics - 0.7%

Analog Devices, Inc.	132,300	$5,065,767

Diebold, Inc. (l)	71,400	2,934,540

Intel Corp.	519,710	10,056,388

Samsung Electronics Co. Ltd., GDR	9,810	3,205,417

Xilinx, Inc.	135,890	3,459,759

		$24,721,871

Energy - Independent - 1.6%

Apache Corp.	332,080	$21,754,561

Devon Energy Corp.	495,080	30,284,044

EOG Resources, Inc. (l)	72,100	5,191,200

		$57,229,805

Energy - Integrated - 3.7%

Amerada Hess Corp.	104,050	$14,816,720

BP PLC, ADR	112,380	7,747,477

Chevron Corp.	192,750	11,173,717

ConocoPhillips	428,250	27,043,987

2

MFS Variable Insurance Trust - MFS Total Return Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Energy - Integrated - continued

Exxon Mobil Corp.	749,892	$45,638,427

TOTAL S.A., ADR	179,450	23,638,949

		$130,059,277

Food & Non-Alcoholic Beverages - 1.3%

Archer Daniels Midland Co.	136,480	$4,592,552

Coca-Cola Co.	154,100	6,452,167

Kellogg Co.	321,500	14,158,860

Nestle S.A.	24,158	7,173,716

PepsiCo, Inc.	144,320	8,340,253

Sara Lee Corp.	219,410	3,923,051

		$44,640,599

Forest & Paper Products - 0.7%

Bowater, Inc. (l)	458,110	$13,550,894

International Paper Co.	189,480	6,550,324

MeadWestvaco Corp. (l)	139,350	3,805,648

		$23,906,866

Gaming & Lodging - 0.2%

International Game Technology	148,420	$5,227,352

General Merchandise - 0.9%

Family Dollar Stores, Inc. (l)	281,930	$7,499,338

Federated Department Stores, Inc.	39,480	2,882,040

Wal-Mart Stores, Inc.	455,420	21,514,041

		$31,895,419

Health Maintenance Organizations - 0.1%

CIGNA Corp.	24,500	$3,200,190

Insurance - 3.5%

Ace Ltd.	104,230	$5,421,002

AFLAC, Inc. (l)	100,700	4,544,591

Allstate Corp.	719,050	37,469,695

Chubb Corp.	45,590	4,351,110

Conseco, Inc. (n)	816,180	20,257,588

Genworth Financial, Inc., "A"	418,880	14,003,158

Hartford Financial Services Group, Inc.	197,245	15,888,085

Lincoln National Corp.	98,760	5,391,308

MetLife, Inc.	354,920	17,167,480

		$124,494,017

Leisure & Toys - 0.4%

Hasbro, Inc.	122,860	$2,592,346

Mattel, Inc. (l)	728,400	13,205,892

		$15,798,238

Machinery & Tools - 0.9%

Deere & Co. (l)	189,690	$14,994,994

Finning International, Inc. (a)	7,170	236,883

Finning International, Inc.	280	9,251

Illinois Tool Works, Inc. (l)	119,780	11,536,012

Ingersoll-Rand Co. Ltd., "A"	97,350	4,068,257

		$30,845,397

Medical & Health Technology & Services - 0.4%

Tenet Healthcare Corp. (l)(n)	2,156,370	$15,914,011

3

MFS Variable Insurance Trust - MFS Total Return Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Medical Equipment - 0.2%

Baxter International, Inc.	33,270	$1,291,209

Pall Corp. (l)	139,400	4,347,886

		$5,639,095

Metals & Mining - 0.2%

BHP Billiton PLC	302,370	$5,521,227

Network & Telecom - 1.4%

Cisco Systems, Inc. (n)	657,700	$14,252,359

Nortel Networks Corp. (n)	11,121,480	33,920,514

		$48,172,873

Oil Services - 1.5%

GlobalSantaFe Corp.	405,450	$24,631,088

Noble Corp.	334,925	27,162,418

		$51,793,506

Pharmaceuticals - 4.7%

Abbott Laboratories	128,150	$5,442,531

Eli Lilly & Co.	226,640	12,533,192

Johnson & Johnson	608,780	36,051,952

Merck & Co., Inc.	1,604,180	56,515,261

Wyeth	1,188,120	57,647,582

		$168,190,518

Printing & Publishing - 0.6%

Knight-Ridder, Inc. (l)	100,230	$6,335,538

New York Times Co., "A" (l)	376,570	9,530,987

Reed Elsevier PLC	474,410	4,547,582

Tribune Co. (l)	94,560	2,593,781

		$23,007,888

Railroad & Shipping - 0.5%

Burlington Northern Santa Fe Corp.	122,690	$10,223,758

Norfolk Southern Corp.	164,910	8,916,684

		$19,140,442

Specialty Chemicals - 0.4%

Air Products & Chemicals, Inc.	134,540	$9,039,743

Praxair, Inc.	78,140	4,309,421

		$13,349,164

Specialty Stores - 1.5%

Gap, Inc.	1,846,700	$34,496,356

Home Depot, Inc.	132,200	5,592,060

OfficeMax, Inc. (l)	482,420	14,554,611

		$54,643,027

Telecommunications - Wireless - 0.2%

Vodafone Group PLC, ADR (l)	390,494	$8,161,325

Telephone Services - 3.5%

AT&T, Inc.	366,884	$9,920,543

Sprint Nextel Corp.	2,473,850	63,924,284

TELUS Corp.	116,700	4,576,706

Verizon Communications, Inc.	1,331,225	45,341,524

		$123,763,057

Tobacco - 1.1%

Altria Group, Inc.	554,220	$39,272,029

4

MFS Variable Insurance Trust - MFS Total Return Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Trucking - 0.0%

CNF, Inc.	28,650	$1,430,781

Utilities - Electric Power - 2.6%

Constellation Energy Group, Inc.	70,000	$3,829,700

Dominion Resources, Inc.	351,980	24,297,179

Entergy Corp.	103,060	7,104,956

Exelon Corp.	185,680	9,822,472

FirstEnergy Corp.	93,270	4,560,903

FPL Group, Inc. (l)	626,240	25,137,274

NRG Energy, Inc. (n)	76,350	3,452,547

PPL Corp. (l)	316,040	9,291,576

Public Service Enterprise Group, Inc. (l)	46,070	2,950,323

TXU Corp.	67,710	3,030,700

		$93,477,630

Total Common Stocks		$2,119,659,494

Bonds - 38.4%

Advertising & Broadcasting - 0.1%

News America Holdings, 8.5%, 2025	$1,384,000	$1,598,472

News America, Inc., 6.2%, 2034	2,486,000	2,328,174

		$3,926,646

Aerospace - 0.2%

Boeing Capital Corp., 6.5%, 2012	$4,290,000	$4,514,925

Northrop Grumman Corp., 7.75%, 2031	3,035,000	3,679,673

		$8,194,598

Agency - Other - 0.0%

Financing Corp., 9.65%, 2018	$755,000	$1,046,921

Airlines - 0.1%

Continental Airlines, Inc., 6.648%, 2017	$2,298,305	$2,315,486

Alcoholic Beverages - 0.1%

Miller Brewing Co., 5.5%, 2013 (a)	$4,880,000	$4,811,182

Asset Backed & Securitized - 2.5%

AmeriCredit Automobile Receivables Trust, 2.18%, 2008	$966,020	$959,906

Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043	3,300,000	3,132,742

Banc of America Commercial Mortgage, Inc., FRN, 5.3541%, 2047	1,650,000	1,609,537

Banc of America Commercial Mortgage, Inc., FRN, 5.3541%, 2047	1,321,987	1,285,590

Bayview Financial Revolving Mortgage Loan Trust, FRN, 5.6206%, 2040 (a)	3,070,000	3,069,986

Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041	1,672,863	1,618,168

Capital One Auto Finance Trust, 4.79%, 2009	990,373	987,819

Capital One Auto Finance Trust, 3.18%, 2010	955,000	937,721

Chase Commercial Mortgage Securities Corp., 7.543%, 2032	75,849	78,652

Citibank Credit Card Issuance Trust, 6.65%, 2008	1,161,000	1,162,674

Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.2257%, 2020	1,730,000	1,705,535

Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	233,000	229,619

Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	4,296,000	4,236,352

CPS Auto Receivables Trust, 2.89%, 2009 (a)	318,312	310,852

CRIIMI MAE CMBS Corp., 6.701%, 2008 (a)	161,000	161,801

CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (a)	1,458,664	1,474,390

Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031	1,290,589	1,310,625

Falcon Franchise Loan LLC, 7.382%, 2010 (a)	576,230	592,318

GE Commercial Mortgage Corp., FRN, 5.5186%, 2044	2,120,000	2,096,645

Greenwich Capital Commercial Funding Corp., 4.305%, 2042	1,659,715	1,600,523

5

MFS Variable Insurance Trust - MFS Total Return Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Bonds - continued

Asset Backed & Securitized - continued

Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037	$2,335,766	$2,274,432

Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	2,602,000	2,556,598

J.P. Morgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	2,535,000	2,381,386

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	2,600,000	2,470,600

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.2131%, 2041	2,602,000	2,549,405

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.2947%, 2043	3,755,000	3,689,369

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	2,811,995	2,704,592

Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 6.48%, 2030	2,249,774	2,280,887

Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.671%, 2039	1,800,000	1,788,678

Morgan Stanley Capital I, Inc., 5.168%, 2042	1,298,138	1,261,031

Morgan Stanley Capital I, Inc., FRN, 0.2219%, 2030 (a)(i)	27,798,891	464,230

Multi-Family Capital Access One, Inc., 6.65%, 2024	1,039,581	1,061,271

Residential Asset Mortgage Products, Inc., 4.109%, 2035	1,149,796	1,123,728

Residential Asset Mortgage Products, Inc., 3.8%, 2030	426,124	423,907

Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034	1,194,000	1,155,111

Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	2,208,000	2,185,172

Spirit Master Funding LLC, 5.05%, 2023 (a)	2,720,590	2,582,869

Structured Asset Securities Corp., FRN, 4.67%, 2035	4,363,839	4,299,631

TIAA Real Estate CDO Ltd., 7.17%, 2032 (a)	1,359,781	1,376,493

Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042	3,350,000	3,196,760

Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044	3,500,000	3,278,115

Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	3,148,000	2,988,230

Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042	3,154,818	3,042,524

Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042	3,350,000	3,233,216

Wachovia Bank Commercial Mortgage Trust, FRN, 5.1951%, 2044	2,213,000	2,152,987

Wachovia Bank Commercial Mortgage Trust, FRN, 5.311%, 2044	2,791,000	2,733,006

		$87,815,683

Automotive - 0.1%

Johnson Controls, Inc., 6%, 2036	$2,702,000	$2,558,699

Banks & Credit Companies - 1.9%

Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049	$3,232,000	$4,195,288

Bank of America Corp., 7.4%, 2011	5,932,000	6,411,454

Bank of America Corp., 5.375%, 2014	2,521,000	2,487,365

Barclays Bank PLC, 6.86% to 2032, FRN to 2049(a)	2,559,000	2,706,956

Citigroup, Inc., 5%, 2014	7,674,000	7,344,785

Credit Suisse First Boston (USA), Inc., 4.125%, 2010	1,856,000	1,771,454

Credit Suisse First Boston (USA), Inc., 4.875%, 2010	1,912,000	1,866,814

DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049(a)	1,904,000	2,057,264

HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049(a)	1,249,000	1,248,780

J.P. Morgan Chase & Co., 5.125%, 2014	3,200,000	3,075,837

Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049(a)	3,550,000	3,493,874

Mizuho Financial Group, Inc., 5.79%, 2014 (a)	1,617,000	1,621,078

MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	2,619,000	2,577,196

Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049(a)	622,000	658,760

Nordea Bank AB, 5.424% to 2015, FRN to 2049(a)	1,496,000	1,428,239

Popular North America, Inc., 4.25%, 2008	2,601,000	2,536,690

RBS Capital Trust II, 6.425% to 2034, FRN to 2049	4,864,000	4,890,436

Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049(a)	1,662,000	1,709,310

UFJ Finance Aruba AEC, 6.75%, 2013	2,864,000	3,035,024

UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049(a)	1,754,000	1,986,068

Wachovia Corp., 5.25%, 2014	5,584,000	5,418,842

Wells Fargo Bank NA, 6.45%, 2011	249,000	259,426

6

MFS Variable Insurance Trust - MFS Total Return Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Bonds - continued

Banks & Credit Companies - continued

Wells Fargo National Bank, 4.75%, 2015	$5,484,000	$5,175,426

		$67,956,366

Broadcast & Cable TV - 0.2%

Cox Communications, Inc., 4.625%, 2013	$2,769,000	$2,521,554

TCI Communications Financing III, 9.65%, 2027	2,363,000	2,540,140

Time Warner Entertainment Co. LP, 10.15%, 2012	538,000	641,970

Time Warner Entertainment Co. LP, 8.375%, 2033	1,792,000	2,062,613

		$7,766,277

Brokerage & Asset Managers - 0.3%

Goldman Sachs Group, Inc., 5.7%, 2012	$3,576,000	$3,593,490

Lehman Brothers Holdings, Inc., 8.25%, 2007	884,000	911,940

Lehman Brothers Holdings, Inc., 5.5%, 2016	847,000	830,356

Merrill Lynch & Co., Inc., 5.45%, 2014	2,936,000	2,895,422

Morgan Stanley Group, Inc., 6.75%, 2011	1,874,000	1,972,666

Morgan Stanley Group, Inc., 4.75%, 2014	1,868,000	1,742,831

		$11,946,705

Building - 0.0%

CRH America, Inc., 6.95%, 2012	$981,000	$1,039,038

Business Services - 0.1%

Cisco Systems, Inc., 5.5%, 2016	$4,460,000	$4,393,006

Chemicals - 0.1%

Dow Chemical Co., 5.75%, 2008	$1,432,000	$1,449,646

Dow Chemical Co., 6%, 2012	1,661,000	1,700,793

		$3,150,439

Conglomerates - 0.1%

Kennametal, Inc., 7.2%, 2012	$2,183,000	$2,319,833

Consumer Goods & Services - 0.1%

Cendant Corp., 6.875%, 2006	$2,419,000	$2,430,587

Fortune Brands, Inc., 5.125%, 2011	2,643,000	2,588,594

		$5,019,181

Defense Electronics - 0.1%

BAE Systems Holdings, Inc., 5.2%, 2015 (a)	$3,234,000	$3,068,238

Raytheon Co., 6.15%, 2008	672,000	684,843

		$3,753,081

Emerging Market Quasi-Sovereign - 0.0%

Pemex Project Funding Master Trust, 8.625%, 2022	$199,000	$234,820

Emerging Market Sovereign - 0.2%

State of Israel, 4.625%, 2013	$860,000	$804,447

United Mexican States, 6.375%, 2013	1,864,000	1,910,600

United Mexican States, 6.625%, 2015	161,000	168,004

United Mexican States, 5.625%, 2017	1,656,000	1,603,836

United Mexican States, 7.5%, 2033	1,261,000	1,406,015

		$5,892,902

Energy - Independent - 0.2%

Devon Financing Corp. U.L.C., 6.875%, 2011	$648,000	$687,028

Nexen, Inc., 5.875%, 2035	1,950,000	1,817,720

Ocean Energy, Inc., 4.375%, 2007	2,745,000	2,706,551

Ocean Energy, Inc., 7.25%, 2011	1,082,000	1,162,404

7

MFS Variable Insurance Trust - MFS Total Return Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Bonds - continued

Energy - Independent - continued

XTO Energy, Inc., 5.65%, 2016	$1,960,000	$1,935,147

		$8,308,850

Energy - Integrated - 0.0%

Amerada Hess Corp., 7.3%, 2031	$1,193,000	$1,328,291

Entertainment - 0.1%

Hearst-Argyle Television, Inc., 7.5%, 2027	$1,909,000	$1,918,948

Walt Disney Co., 6.375%, 2012	2,970,000	3,087,339

		$5,006,287

Financial Institutions - 0.3%

General Electric Capital Corp., 8.75%, 2007	$129,000	$133,824

General Electric Capital Corp., 5.45%, 2013	2,003,000	2,001,494

General Electric Capital Corp., 6.75%, 2032	2,220,000	2,472,145

HSBC Finance Corp., 5.25%, 2011	2,415,000	2,385,510

HSBC Finance Corp., 5.5%, 2016	3,446,000	3,366,711

		$10,359,684

Food & Non-Alcoholic Beverages - 0.3%

Cadbury Schweppes PLC, 5.125%, 2013 (a)	$3,988,000	$3,834,510

Diageo Finance B.V., 5.5%, 2013	3,510,000	3,479,874

Kraft Foods, Inc., 6.25%, 2012	1,961,000	2,020,077

		$9,334,461

Forest & Paper Products - 0.1%

MeadWestvaco Corp., 6.8%, 2032	$968,000	$917,249

Weyerhaeuser Co., 6.75%, 2012	2,358,000	2,454,718

		$3,371,967

Health Maintenance Organizations - 0.1%

WellPoint, Inc., 5.25%, 2016	$2,110,000	$2,034,764

Insurance - 0.4%

AIG SunAmerica Institutional Funding II, 5.75%, 2009	$299,000	$302,204

American International Group, Inc., 4.25%, 2013	5,065,000	4,683,595

American International Group, Inc., 5.05%, 2015 (a)	3,100,000	2,955,921

Genworth Financial, Inc., 5.75%, 2014	1,213,000	1,219,900

ING Groep N.V., 5.775% to 2015, FRN to 2049	5,211,000	5,068,912

MetLife, Inc., 6.5%, 2032	840,000	886,050

		$15,116,582

Insurance - Property & Casualty - 0.2%

Allstate Corp., 6.125%, 2032	$1,038,000	$1,048,931

Allstate Corp., 5.55%, 2035	1,211,000	1,121,797

Fund American Cos., Inc., 5.875%, 2013	1,208,000	1,186,883

St. Paul Travelers Cos., Inc., 5.5%, 2015	1,742,000	1,704,010

Travelers Property Casualty Corp., 6.375%, 2033	544,000	551,358

		$5,612,979

International Market Quasi-Sovereign - 0.0%

Hydro-Quebec, 6.3%, 2011	$1,035,000	$1,078,971

Medical & Health Technology & Services - 0.1%

Cardinal Health, Inc., 5.85%, 2017	$1,378,000	$1,360,665

HCA, Inc., 8.75%, 2010	466,000	505,453

HCA, Inc., 6.95%, 2012	1,792,000	1,809,311

		$3,675,429

8

MFS Variable Insurance Trust - MFS Total Return Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Bonds - continued

Metals & Mining - 0.1%

Alcan, Inc., 5%, 2015	$2,500,000	$2,357,582

Mortgage Backed - 14.0%

Fannie Mae, 5.722%, 2009	$1,475,000	$1,478,389

Fannie Mae, 6.33%, 2011	374,959	385,576

Fannie Mae, 6.258%, 2011	403,685	416,538

Fannie Mae, 4.771%, 2012	2,063,592	1,993,522

Fannie Mae, 4.62%, 2013	232,970	222,875

Fannie Mae, 4.845%, 2013	458,135	442,196

Fannie Mae, 4.01%, 2013	258,340	237,634

Fannie Mae, 4.019%, 2013	1,456,694	1,347,146

Fannie Mae, 4.63%, 2014	636,862	604,697

Fannie Mae, 4.518%, 2014	2,182,884	2,062,106

Fannie Mae, 4.847%, 2014	1,479,718	1,424,993

Fannie Mae, 4.925%, 2015	3,851,757	3,718,132

Fannie Mae, 4.94%, 2015	387,000	372,700

Fannie Mae, 4.76%, 2015	994,238	948,565

Fannie Mae, 5.19%, 2015	459,952	449,539

Fannie Mae, 6%, 2016 - 2036	62,385,377	62,624,595

Fannie Mae, 5.5%, 2017 - 2036	169,381,238	165,924,490

Fannie Mae, 5%, 2018 - 2035	46,869,051	45,215,645

Fannie Mae, 4.5%, 2018 - 2035	18,672,836	17,660,164

Fannie Mae, 4.88%, 2020	1,404,003	1,373,812

Fannie Mae, 6.5%, 2028 - 2034	13,865,963	14,179,480

Fannie Mae, 7.5%, 2030 - 2032	344,642	360,185

Freddie Mac, 6%, 2016 - 2036	27,996,104	28,100,891

Freddie Mac, 5%, 2017 - 2035	44,258,200	42,451,837

Freddie Mac, 4.5%, 2018 - 2035	19,429,966	18,484,463

Freddie Mac, 5.5%, 2019 - 2036	43,778,240	42,925,093

Freddie Mac, 6.5%, 2034 - 2035	8,918,588	9,096,112

Ginnie Mae, 6%, 2032 - 2035	11,046,547	11,168,620

Ginnie Mae, 5.5%, 2033 - 2035	15,873,942	15,723,277

Ginnie Mae, 4.5%, 2033 - 2034	2,743,385	2,564,566

Ginnie Mae, 5%, 2034	3,864,882	3,747,787

Ginnie Mae, 6.5%, 2035 - 2036	2,061,466	2,114,985

		$499,820,610

Natural Gas - Pipeline - 0.2%

CenterPoint Energy Resources Corp., 7.875%, 2013	$1,102,000	$1,227,707

Kinder Morgan Energy Partners LP, 6.75%, 2011	1,904,000	1,990,672

Kinder Morgan Energy Partners LP, 7.4%, 2031	380,000	416,425

Kinder Morgan Energy Partners LP, 7.75%, 2032	1,693,000	1,926,236

		$5,561,040

Network & Telecom - 0.6%

AT&T, Inc., 5.1%, 2014	$3,409,000	$3,235,611

AT&T, Inc., 6.15%, 2034	1,098,000	1,042,697

BellSouth Corp., 6.55%, 2034	2,196,000	2,192,359

Deutsche Telekom International Finance B.V., 8.25%, 2030	3,051,000	3,649,701

France Telecom S.A., 7.75%, 2011	855,000	933,755

PCCW-HKTC Capital II Ltd., 6%, 2013 (a)	1,929,000	1,911,788

Telecom Italia Capital, 5.25%, 2013	1,220,000	1,155,957

Telecom Italia Capital, 6%, 2034	1,394,000	1,254,070

Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006	184,000	184,177

Telefonica Europe B.V., 7.75%, 2010	1,200,000	1,291,146

9

MFS Variable Insurance Trust - MFS Total Return Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Bonds - continued

Network & Telecom - continued

Verizon New York, Inc., 6.875%, 2012	$5,306,000	$5,450,360

		$22,301,621

Oil Services - 0.1%

Halliburton Co., 5.5%, 2010	$3,399,000	$3,407,022

Oils - 0.1%

Valero Energy Corp., 6.875%, 2012	$3,308,000	$3,504,866

Pharmaceuticals - 0.1%

Wyeth, 5.5%, 2013	$2,590,000	$2,560,598

Pollution Control - 0.1%

USA Waste Services, Inc., 7%, 2028	$1,173,000	$1,255,784

Waste Management, Inc., 7.375%, 2010	1,731,000	1,846,631

		$3,102,415

Railroad & Shipping - 0.1%

CSX Corp., 6.75%, 2011	$1,671,000	$1,755,130

Union Pacific Corp., 6.125%, 2012	643,000	660,303

Union Pacific Corp., 5.375%, 2014	1,912,000	1,878,431

		$4,293,864

Real Estate - 0.7%

Boston Properties, Inc., 5%, 2015	$1,909,000	$1,789,262

EOP Operating LP, 6.8%, 2009	3,551,000	3,657,764

EOP Operating Ltd., 8.1%, 2010	1,141,000	1,239,141

HRPT Properties Trust, 6.25%, 2016	2,446,000	2,464,988

Kimco Realty Corp., 6%, 2012	955,000	971,799

ProLogis, 5.75%, 2016	4,148,000	4,076,912

Simon Property Group LP, 6.375%, 2007	1,691,000	1,715,482

Simon Property Group LP, 5.1%, 2015	1,764,000	1,668,546

Vornado Realty Trust, 5.625%, 2007	3,623,000	3,627,427

Vornado Realty Trust, 4.75%, 2010	1,743,000	1,667,995

		$22,879,316

Retailers - 0.3%

Home Depot, Inc., 5.4%, 2016	$4,678,000	$4,621,667

May Department Stores Co., 5.75%, 2014	2,850,000	2,834,906

Wal-Mart Stores, Inc., 5.25%, 2035	3,679,000	3,337,302

		$10,793,875

Telecommunications - Wireless - 0.1%

Cingular Wireless LLC, 6.5%, 2011	$1,528,000	$1,597,434

Sprint Capital Corp., 6.875%, 2028	2,351,000	2,425,607

		$4,023,041

U.S. Government Agencies - 3.5%

Aid-Egypt, 4.45%, 2015	2,745,000	$2,596,290

Fannie Mae, 3.25%, 2006	6,540,000	6,503,219

Fannie Mae, 3%, 2007	6,683,000	6,556,718

Fannie Mae, 5.25%, 2007	10,161,000	10,172,147

Fannie Mae, 6%, 2008 - 2011	14,194,000	14,604,683

Fannie Mae, 6.625%, 2009 - 2010	12,910,000	13,588,415

Fannie Mae, 6.125%, 2012	6,618,000	6,931,362

Federal Home Loan Bank, 3.25%, 2006	4,290,000	4,267,525

Federal Home Loan Bank, 3.75%, 2006	13,735,000	13,644,802

Federal Home Loan Bank, 3.9%, 2008	1,665,000	1,629,942

Federal Home Loan Bank, 5.25%, 2014	3,075,000	3,080,842

10

MFS Variable Insurance Trust - MFS Total Return Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Bonds - continued

U.S. Government Agencies - continued

Freddie Mac, 3.75%, 2006	$6,464,000	$6,409,864

Freddie Mac, 4.125%, 2009	6,874,000	6,645,563

Freddie Mac, 4.875%, 2013	3,881,000	3,801,672

Small Business Administration, 4.35%, 2023	3,173,878	2,964,392

Small Business Administration, 4.77%, 2024	1,208,247	1,156,662

Small Business Administration, 5.18%, 2024	2,015,458	1,977,949

Small Business Administration, 5.52%, 2024	3,095,461	3,097,467

Small Business Administration, 4.99%, 2024	1,777,176	1,720,497

Small Business Administration, 4.95%, 2025	1,580,297	1,538,164

Small Business Administration, 5.11%, 2025	7,024,028	6,830,389

Small Business Administration, 5.09%, 2025	2,500,000	2,427,755

Small Business Administration, 5.39%, 2025	1,766,000	1,747,045

		$123,893,364

U.S. Treasury Obligations - 9.4%

U.S. Treasury Bonds, 10.375%, 2012	$1,979,000	$2,146,518

U.S. Treasury Bonds, 8%, 2021	2,612,000	3,431,108

U.S. Treasury Bonds, 6.25%, 2023	43,673,000	49,531,340

U.S. Treasury Bonds, 6%, 2026	8,468,000	9,448,434

U.S. Treasury Bonds, 5.375%, 2031	15,875,000	16,710,914

U.S. Treasury Notes, 6.875%, 2006	6,788,000	6,804,441

U.S. Treasury Notes, 7%, 2006	29,446,000	29,624,296

U.S. Treasury Notes, 4.375%, 2007	1,617,000	1,608,283

U.S. Treasury Notes, 6.625%, 2007	15,980,000	16,279,625

U.S. Treasury Notes, 3%, 2007	2,385,000	2,316,617

U.S. Treasury Notes, 5.5%, 2008	5,222,000	5,285,030

U.S. Treasury Notes, 5.625%, 2008	52,809,000	53,636,200

U.S. Treasury Notes, 4.75%, 2008	37,091,000	37,012,775

U.S. Treasury Notes, 6.5%, 2010	54,389,000	57,539,755

U.S. Treasury Notes, 5%, 2011	3,603,000	3,632,274

U.S. Treasury Notes, 3.875%, 2013	1,950,000	1,838,637

U.S. Treasury Notes, 4.75%, 2014	2,373,000	2,352,236

U.S. Treasury Notes, 4.125%, 2015	2,865,000	2,707,313

U.S. Treasury Notes, 4.25%, 2015	2,442,000	2,326,291

U.S. Treasury Notes, 9.875%, 2015	2,850,000	3,925,208

U.S. Treasury Notes, 4.5%, 2016	2,412,000	2,345,858

U.S. Treasury Notes, TIPS, 4.25%, 2010	9,954,701	10,695,470

U.S. Treasury Notes, TIPS, 3%, 2012	12,359,268	12,879,222

		$334,077,845

Utilities - Electric Power - 1.0%

Dominion Resources, Inc., 5.15%, 2015	$2,992,000	$2,810,341

Duke Capital Corp., 8%, 2019	2,929,000	3,420,738

Exelon Generation Co. LLC, 6.95%, 2011	3,921,000	4,138,972

FirstEnergy Corp., 6.45%, 2011	3,503,000	3,624,677

MidAmerican Energy Holdings Co., 3.5%, 2008	1,432,000	1,375,694

MidAmerican Energy Holdings Co., 5.875%, 2012	487,000	491,512

MidAmerican Energy Holdings Co., 6.125%, 2036 (a)	3,509,000	3,434,988

MidAmerican Funding LLC, 6.927%, 2029	395,000	432,411

Niagara Mohawk Power Corp., 7.75%, 2006	824,000	826,482

Northeast Utilities, 8.58%, 2006	40,560	40,894

Oncor Electric Delivery Co., 7%, 2022	2,506,000	2,677,741

Pacific Gas & Electric Co., 4.8%, 2014	2,304,000	2,178,706

Progress Energy, Inc., 7.1%, 2011	3,845,000	4,077,999

PSEG Power LLC, 6.95%, 2012	852,000	902,841

11

MFS Variable Insurance Trust - MFS Total Return Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Bonds - continued

Utilities - Electric Power - continued

PSEG Power LLC, 8.625%, 2031	$1,124,000	$1,428,603

System Energy Resources, Inc., 5.129%, 2014 (a)	1,274,702	1,233,797

TXU Energy Co., 7%, 2013	2,568,000	2,674,744

Waterford 3 Funding Corp., 8.09%, 2017	222,904	229,692

		$36,000,832

Total Bonds		$1,367,947,019

Short-Term Obligations - 1.0%

General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$37,411,000	$37,400,941

Collateral for Securities Loaned - 2.7%

Navigator Securities Lending Prime Portfolio, at Net Asset Value	98,108,950	$98,108,950

Total Investments(k)		$3,623,116,404

Other Assets, Less Liabilities - (1.6)%		(58,578,381)

Net Assets - 100.0%		$3,564,538,023

(a)	SEC Rule 144A restriction.
(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k)	As of March 31, 2006, the series had one security that was fair valued, aggregating $236,883 and less than 0.1% of net assets, in accordance with the policies adopted by the Board of Trustees.
(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.
GDR	Global Depository Receipt
TIPS	Treasury Inflation Protected Security

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

12

MFS Variable Insurance Trust - MFS Total Return Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$3,458,499,485
Gross unrealized appreciation	$266,894,713
Gross unrealized depreciation	(102,277,794)
Net unrealized appreciation (depreciation)	$164,616,919

The aggregate cost above includes prior fiscal year end tax adjustments.

13

MFS® Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/06

MFS® Money Market Series

MFS INVESTMENT MANAGEMENT®

MFS Variable Insurance Trust - MFS Money Market Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006

Issuer	Shares/Par	Value ($)

Certificates of Deposit - 4.5%

Banks & Credit Companies - 4.5%

Credit Suisse First Boston, NY, 4.985%, due 9/13/06, at Amortized Cost and Value	$80,000	$80,000

Commercial Paper - 77.6% (y)

Banks & Credit Companies - 7.8%

Abbey National North America LLC, 4.66%, due 5/08/06	$69,000	$68,670

Citigroup Funding, Inc., 4.745%, due 5/12/06	68,000	67,633

		$136,303

Entertainment - 5.2%

Gannett, Inc., 4.49%, due 4/04/06 (t)	$92,000	$91,966

Financial Institutions - 64.6%

Alpine Securitization Corp., 4.59%, due 4/18/06 (t)	$73,000	$72,842

Barton Capital LLC, 4.68%, due 5/03/06 (t)	69,000	68,713

CAFCO LLC, 4.65%, due 4/24/06 (t)	81,000	80,759

CRC Funding LLC, 4.58%, due 4/12/06 (t)	40,000	39,944

CRC Funding LLC, 4.68%, due 5/04/06 (t)	29,000	28,876

Ciesco LLC, 4.6%, due 4/18/06 (t)	92,000	91,800

Citibank Credit Card Issuance Trust, 4.66%, due 5/02/06 (t)	69,000	68,723

Edison Asset Securitization LLC, 4.58%, due 4/17/06 (t)	92,000	91,813

General Electric Capital Corp., 4.67%, due 5/05/06	69,000	68,696

Jupiter Securitization Corp., 4.55%, due 4/05/06 (t)	92,000	91,953

Kitty Hawk Funding Corp., 4.76%, due 5/18/06 (t)	75,000	74,534

New Center Asset Trust, 4.76%, due 4/20/06	74,000	73,814

Old Line Funding LLC, 4.67%, due 5/01/06 (t)	69,000	68,731

Park Avenue Receivable Co. LLC, 4.66%, due 5/05/06 (t)	69,000	68,696

Preferred Receivables Funding Corp., 4.66%, due 5/04/06 (t)	69,000	68,705

Windmill Funding Corp., 4.76%, due 5/18/06 (t)	75,000	74,534

		$1,133,133

Total Commercial Paper, at Amortized Cost and Value		$1,361,402

U.S. Government Agency Obligations - 10.6% (y)

Fannie Mae, 4.69%, due 6/16/06	$87,000	$86,139

Freddie Mac, 4.39%, due 6/06/06	100,000	99,195

Total U.S. Government Agency Obligations, at Amortized Cost and Value		$185,334

Repurchase Agreement - 7.9%

Morgan Stanley, 4.81%, dated 3/31/06, due 4/03/06, total to be received $138,055 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account)	$138,000	$138,000

Total Investments, at Amortized Cost and Value		$1,764,736

Other Assets, Less Liabilities - (0.6)%		(9,852)

Net Assets - 100.0%		$1,754,884

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $1,764,736. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS® Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/06

MFS® Value Series

MFS INVESTMENT MANAGEMENT®

MFS Variable Insurance Trust - MFS Value Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006

Issuer	Shares/Par	Value ($)

Common Stocks - 99.1%

Aerospace - 7.0%

Lockheed Martin Corp.	90,830	$6,824,055

Northrop Grumman Corp.	76,850	5,248,087

United Technologies Corp.	53,570	3,105,453

		$15,177,595

Alcoholic Beverages - 0.9%

Diageo PLC	127,728	$2,010,673

Apparel Manufacturers - 0.5%

Nike, Inc., "B"	12,370	$1,052,687

Automotive - 0.3%

Johnson Controls, Inc.	9,190	$697,797

Banks & Credit Companies - 15.7%

American Express Co.	39,097	$2,054,547

Bank of America Corp.	209,276	9,530,429

Bank of New York Co., Inc.	18,930	682,237

Citigroup, Inc.	147,640	6,973,037

Fannie Mae	56,994	2,929,492

Freddie Mac	16,750	1,021,750

PNC Financial Services Group, Inc.	44,490	2,994,622

SunTrust Banks, Inc.	60,233	4,382,553

UBS AG	19,889	2,185,386

Wells Fargo & Co.	18,420	1,176,485

		$33,930,538

Broadcast & Cable TV - 1.7%

CBS Corp., "B"	36,089	$865,414

Viacom, Inc., "B" (n)	36,089	1,400,253

Walt Disney Co.	50,360	1,404,540

		$3,670,207

Brokerage & Asset Managers - 6.1%

Ameriprise Financial, Inc.	4,411	$198,760

Franklin Resources, Inc.	10,870	1,024,389

Goldman Sachs Group, Inc.	44,712	7,017,996

Lehman Brothers Holdings, Inc.	11,920	1,722,798

Mellon Financial Corp.	54,291	1,932,760

Merrill Lynch & Co., Inc.	17,355	1,366,880

		$13,263,583

Business Services - 1.2%

Accenture Ltd., "A"	85,890	$2,582,712

Chemicals - 4.3%

Dow Chemical Co.	42,370	$1,720,222

E.I. du Pont de Nemours & Co.	44,480	1,877,501

Nalco Holding Co. (n)	25,940	459,138

PPG Industries, Inc.	46,556	2,949,323

Syngenta AG	15,494	2,178,017

		$9,184,201

Computer Software - 0.9%

Oracle Corp. (n)	98,860	$1,353,393

Symantec Corp. (n)	31,280	526,442

		$1,879,835

Computer Software - Systems - 0.3%

Dell, Inc. (n)	18,310	$544,906

1

MFS Variable Insurance Trust - MFS Value Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Construction - 2.5%

Masco Corp.	145,440	$4,725,346

Sherwin-Williams Co.	14,540	718,858

		$5,444,204

Consumer Goods & Services - 0.3%

Kimberly-Clark Corp.	11,348	$655,914

Containers - 0.3%

Smurfit-Stone Container Corp. (n)	42,770	$580,389

Electrical Equipment - 1.7%

Cooper Industries Ltd., "A"	22,810	$1,982,189

Tyco International Ltd.	18,160	488,141

W.W. Grainger, Inc.	16,210	1,221,424

		$3,691,754

Electronics - 0.8%

Analog Devices, Inc.	16,170	$619,149

Intel Corp.	52,000	1,006,200

		$1,625,349

Energy - Independent - 1.9%

Apache Corp.	14,970	$980,685

Devon Energy Corp.	25,380	1,552,495

EOG Resources, Inc.	22,270	1,603,440

		$4,136,620

Energy - Integrated - 9.5%

Amerada Hess Corp.	13,250	$1,886,800

BP PLC, ADR	34,161	2,355,059

Chevron Corp.	27,430	1,590,117

ConocoPhillips	78,600	4,963,590

Exxon Mobil Corp.	74,668	4,544,294

TOTAL S.A., ADR	39,401	5,190,294

		$20,530,154

Food & Non-Alcoholic Beverages - 3.5%

Archer Daniels Midland Co.	39,514	$1,329,646

Kellogg Co.	67,110	2,955,524

Nestle S.A.	3,982	1,182,455

PepsiCo, Inc.	17,408	1,006,008

Sara Lee Corp.	54,360	971,957

		$7,445,590

Forest & Paper Products - 1.1%

Bowater, Inc.	9,770	$288,997

International Paper Co.	58,589	2,025,422

		$2,314,419

General Merchandise - 0.2%

Federated Department Stores, Inc.	6,030	$440,190

Health Maintenance Organizations - 0.5%

CIGNA Corp.	7,610	$994,018

Insurance - 7.5%

Allstate Corp.	113,845	$5,932,463

Chubb Corp.	14,025	1,338,546

Genworth Financial, Inc., "A"	23,990	801,986

Hartford Financial Services Group, Inc.	25,693	2,069,571

2

MFS Variable Insurance Trust - MFS Value Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Insurance - continued

Lincoln National Corp.	12,320	$672,549

MetLife, Inc.	110,293	5,334,872

		$16,149,987

Leisure & Toys - 0.4%

Hasbro, Inc.	39,230	$827,753

Machinery & Tools - 2.9%

Deere & Co.	58,309	$4,609,326

Finning International, Inc.	6,740	222,676

Illinois Tool Works, Inc.	14,620	1,408,052

		$6,240,054

Medical Equipment - 0.2%

Baxter International, Inc.	10,260	$398,191

Network & Telecom - 0.5%

Cisco Systems, Inc. (n)	51,660	$1,119,472

Oil Services - 0.6%

Noble Corp.	14,937	$1,211,391

Pharmaceuticals - 6.6%

Abbott Laboratories	39,470	$1,676,291

Eli Lilly & Co.	15,230	842,219

Johnson & Johnson	96,670	5,724,797

Merck & Co., Inc.	94,940	3,344,736

Wyeth	55,730	2,704,020

		$14,292,063

Printing & Publishing - 0.9%

Reed Elsevier PLC	138,598	$1,328,568

Tribune Co.	26,310	721,683

		$2,050,251

Railroad & Shipping - 1.8%

Burlington Northern Santa Fe Corp.	37,550	$3,129,042

Norfolk Southern Corp.	14,170	766,172

		$3,895,214

Specialty Chemicals - 1.4%

Air Products & Chemicals, Inc.	25,466	$1,711,061

Praxair, Inc.	24,156	1,332,203

		$3,043,264

Specialty Stores - 1.3%

Gap, Inc.	115,970	$2,166,320

Home Depot, Inc.	15,690	663,687

		$2,830,007

Telecommunications - Wireless - 1.1%

Vodafone Group PLC	1,165,690	$2,439,258

Telephone Services - 3.5%

Sprint Nextel Corp.	223,800	$5,782,992

Verizon Communications, Inc.	52,950	1,803,477

		$7,586,469

Tobacco - 3.3%

Altria Group, Inc.	100,351	$7,110,872

3

MFS Variable Insurance Trust - MFS Value Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Trucking - 0.2%

CNF, Inc.	9,030	$450,958

Utilities - Electric Power - 5.7%

Dominion Resources, Inc.	80,450	$5,553,464

Entergy Corp.	11,580	798,325

Exelon Corp.	13,720	725,788

FPL Group, Inc.	54,440	2,185,222

PPL Corp.	36,060	1,060,164

Public Service Enterprise Group, Inc.	15,140	969,566

TXU Corp.	20,830	932,351

		$12,224,880

Total Common Stocks		$213,723,419

Short-Term Obligations - 2.3%

Abbey National North America LLC, 4.84%, due 4/03/06 (y)	$4,819,000	$4,817,704

Total Investments		$218,541,123

Other Assets, Less Liabilities - (1.4)%		(2,951,279)

Net Assets - 100.0%		$215,589,844

(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Variable Insurance Trust - MFS Value Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$193,839,577
Gross unrealized appreciation	$28,664,893
Gross unrealized depreciation	(3,963,347)
Net unrealized appreciation (depreciation)	$24,701,546

The aggregate cost above includes prior fiscal year end tax adjustments.

5

MFS® Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 3/31/06

MFS® Research International Series

MFS INVESTMENT MANAGEMENT®

MFS Variable Insurance Trust - MFS Research International Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006

Issuer	Shares/Par	Value ($)

Common Stocks - 94.9%

Airlines - 0.4%

Grupo Aeroportuario del Pacifico S.A. de C.V., ADR (n)	1,300	$41,535

Grupo Aeroportuario del Sureste S.A. de C.V., ADR	590	19,699

		$61,234

Alcoholic Beverages - 1.7%

Diageo PLC	8,820	$138,843

Grupo Modelo S.A. de C.V.,"C"	13,740	50,464

Pernod Ricard S.A.	320	61,333

		$250,640

Apparel Manufacturers - 1.1%

Burberry Group PLC	7,020	$56,503

LVMH Moet Hennessy Louis Vuitton S.A.	1,160	113,767

		$170,270

Automotive - 4.2%

Bayerische Motoren Werke AG	2,990	$164,746

Compagnie Generale des Etablissements Michelin	240	15,086

Continental AG	822	90,533

Hyundai Mobis	1,250	110,631

Nissan Motor Co. Ltd.	11,900	141,350

Toyota Motor Corp.	1,900	103,802

		$626,148

Banks & Credit Companies - 21.2%

AEON Credit Service Co. Ltd.	2,800	$84,693

Aiful Corp.	1,650	109,210

Akbank T.A.S.	8,354	70,212

Banco Bilbao Vizcaya Argentaria S.A.	8,380	174,939

Banco Nossa Caixa S.A.	1,150	25,455

Bank of Cyprus Public Co. Ltd.	5,210	43,707

BNP Paribas	2,500	232,307

BNP Paribas (n)	243	21,814

Credit Agricole S.A.	4,580	178,286

DEPFA Bank PLC	3,570	63,620

Erste Bank der oesterreichischen Sparkassen AG	2,020	119,161

Erste Bank der oesterreichischen Sparkassen AG (n)	262	15,249

Hana Financial Group, Inc.	1,440	68,169

HSBC Holdings PLC	10,920	182,994

Mitsubishi Tokyo Financial Group, Inc.	7	107,056

ORIX Corp.	830	258,460

OTP Bank Ltd., GDR	1,710	118,845

Royal Bank of Scotland Group PLC	6,550	213,043

Shinhan Financial Group Co. Ltd.	3,580	160,266

Shinsei Bank Ltd.	20,000	140,023

Sumitomo Mitsui Financial Group, Inc.	8	88,364

Svenska Handelsbanken AB, "A"	3,000	83,423

Takefuji Corp.	1,780	112,068

UBS AG	2,582	283,708

Unibanco - Uniao de Bancos Brasileiros S.A., ADR	620	45,824

UniCredito Italiano S.p.A.	22,250	160,898

		$3,161,794

Broadcast & Cable TV - 2.9%

Grupo Televisa S.A., ADR	6,640	$132,136

Nippon Television Network Corp.	410	60,196

1

MFS Variable Insurance Trust - MFS Research International Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Broadcast & Cable TV - continued

WPP Group PLC	19,610	$235,141

		$427,473

Brokerage & Asset Managers - 0.2%

Singapore Exchange Ltd.	15,000	$37,117

Chemicals - 1.2%

Hanwha Chemical Corp.	3,150	$40,198

Syngenta AG	1,000	140,572

		$180,770

Computer Software - Systems - 0.7%

Capgemini S.A.	1,850	$100,834

Conglomerates - 1.0%

Siemens AG	1,550	$144,763

Construction - 2.7%

CEMEX S.A. de C.V., ADR	2,230	$145,574

Consorcio ARA S.A. de C.V.	6,060	26,987

Geberit AG	82	78,335

Italcementi S.p.A.	4,810	79,887

Italcementi S.p.A. - Ordinary	2,320	55,604

Urbi Desarrollos Urbanos S.A. de C.V. (n)	2,540	19,357

		$405,744

Consumer Goods & Services - 1.8%

Kao Corp.	3,000	$79,018

Reckitt Benckiser PLC	3,430	120,676

Uni-Charm Corp.	1,400	68,754

		$268,448

Electrical Equipment - 1.3%

Schneider Electric S.A.	1,738	$187,732

Electronics - 7.3%

Konica Minolta Holdings, Inc. (n)	5,000	$63,809

Nintendo Co. Ltd.	600	89,723

Nippon Electric Glass Co. Ltd.	2,000	49,790

Ricoh Co. Ltd.	3,000	58,626

Royal Philips Electronics N.V.	5,900	199,485

Samsung Electronics Co. Ltd.	700	453,844

Taiwan Semiconductor Manufacturing Co. Ltd.	89,000	176,048

		$1,091,325

Energy - Independent - 2.0%

Canadian Natural Resources Ltd.	640	$35,551

CNOOC Ltd.	173,000	133,773

Norsk Hydro A.S.A.	945	130,901

		$300,225

Energy - Integrated - 5.9%

LUKOIL, ADR	920	$76,728

Petroleo Brasileiro S.A., ADR	770	66,736

Statoil A.S.A.	6,240	179,916

TOTAL S.A.	2,080	548,949

		$872,329

Food & Drug Stores - 2.0%

Sundrug Co. Ltd.	1,400	$36,994

2

MFS Variable Insurance Trust - MFS Research International Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Food & Drug Stores - continued

Tesco PLC	45,354	$259,907

		$296,901

Food & Non-Alcoholic Beverages - 2.3%

Nestle S.A.	1,041	$309,125

Nong Shim Co. Ltd.	140	39,189

		$348,314

Forest & Paper Products - 1.4%

Aracruz Celulose S.A., ADR	2,460	$130,232

Votorantim Celulose e Papel S.A., ADR	4,490	72,648

		$202,880

Insurance - 5.1%

Assicurazioni Generali S.p.A.	5,380	$202,709

Aviva PLC	12,790	177,573

AXA	6,560	230,310

Corporacion Mapfre S.A.	2,210	45,037

Swiss Reinsurance Co.	1,460	102,057

		$757,686

Internet - 0.1%

Universo Online S.A., IPS (n)	3,200	$22,181

Machinery & Tools - 0.5%

Fanuc Ltd.	800	$77,013

Metals & Mining - 6.2%

Arcelor S.A.	4,550	$179,434

BHP Billiton PLC	13,380	244,317

Companhia Siderurgica Nacional S.A., ADR	2,000	62,840

Companhia Vale do Rio Doce, ADR	4,430	214,988

POSCO	360	92,806

Ternium S.A., ADR (n)	1,620	45,927

Umicore	580	80,368

		$920,680

Natural Gas - Distribution - 0.4%

Tokyo Gas Co. Ltd.	15,000	$65,636

Network & Telecom - 0.3%

TomTom N.V. (n)	1,100	$38,912

Oil Services - 0.6%

Saipem S.p.A.	2,010	$46,517

Vallourec S.A.	40	38,648

		$85,165

Pharmaceuticals - 6.6%

Astellas Pharma, Inc.	4,400	$167,110

AstraZeneca PLC	3,820	192,375

GlaxoSmithKline PLC	12,210	319,110

Roche Holding AG	2,060	306,807

		$985,402

Real Estate - 0.9%

K.K. DaVinci Advisors (n)	100	$135,945

Specialty Chemicals - 2.3%

Asahi Glass Co. Ltd.	10,000	$149,454

Kaneka Corp.	10,000	119,886

3

MFS Variable Insurance Trust - MFS Research International Series PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer			Shares/Par	Value ($)

Common Stocks - continued

Specialty Chemicals - continued

Lonza Group AG			1,120	$76,787

				$346,127

Specialty Stores - 1.8%

Grupo Elektra S.A. de C.V.			4,630	$47,184

NEXT PLC			4,580	131,231

Yamada Denki Co. Ltd.			800	92,238

				$270,653

Telecommunications - Wireless - 1.4%

America Movil S.A. de C.V., "L", ADR			860	$29,464

PT Indosat Tbk.			63,500	35,988

Vodafone Group PLC			68,090	142,481

				$207,933

Telephone Services - 3.9%

FastWeb S.p.A.			2,630	$134,261

Singapore Telecommunications Ltd.			72,000	118,033

Telefonica S.A.			9,156	143,743

Telenor A.S.A.			10,750	115,617

TELUS Corp.			1,750	68,631

				$580,285

Trucking - 0.6%

TNT N.V.			2,530	$87,628

Utilities - Electric Power - 2.9%

E.ON AG			2,510	$276,323

Equatorial Energia S.A. (n)			1,500	10,051

Suez S.A.			3,611	142,360

				$428,734

Total Common Stocks				$14,144,921

	Strike Price	First Exercise

Warrants - 0.0%

Syngenta AG (n)	CHF 234	05/23/2006	660	$831

Short-Term Obligations - 6.4% (y)

Abbey National North America LLC, 4.84%, due 4/03/06			$443,000	$442,881

General Electric Capital Corp., 4.84%, due 4/03/06			509,000	508,863

Total Short-Term Obligations				$951,744

Total Investments				$15,097,496

Other Assets, Less Liabilities - (1.3)%				(187,364)

Net Assets - 100.0%				$14,910,132

(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt
IPS	International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. Dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below.
CHF	Swiss Franc

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Variable Insurance Trust - MFS Research International Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$13,870,140
Gross unrealized appreciation	$1,279,034
Gross unrealized depreciation	(51,678)
Net unrealized appreciation (depreciation)	$1,227,356

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Country Weightings Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2006, are as follows:

Japan	16.6%
Great Britain	16.3%
France	13.9%
Switzerland	8.8%
South Korea	6.5%
Germany	5.0%
Italy	4.6%
Brazil	4.4%
Mexico	3.5%
Others	20.4%

5

ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 23, 2006

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 23, 2006 * Print name and title of each signing officer under his or her signature.